Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.76%, 04/15/34
(a)(b)
......... USD 15,000 $ 14,862,282
Accredited Mortgage Loan Trust, Series 2004-
4, Class M2, (1-mo. CME Term SOFR at
1.58% Floor + 1.69%), 5.15%, 01/25/35
(a)
379 355,466
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.81%, 01/15/33
(a)(b)
......... 2,000 1,976,084
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.84%, 07/20/34
(a)(b)
......... 4,000 3,973,624
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.26%, 10/17/34 ............... 1,500 1,462,059
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 10/17/34 ............... 3,000 2,946,284
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.71%, 10/17/34 ............... 4,500 4,361,378
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.57%, 07/22/32 ............... 7,500 7,347,895
Series 2019-10A, Class DR, (3-mo. CME
Term SOFR at 2.90% Floor + 3.16%),
8.57%, 07/22/32 ............... 3,500 3,384,203
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.66%, 10/17/34
(a)(b)
........ 4,500 4,414,678
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 7.10%, 01/17/32
(a)(b)
........ 10,000 9,830,551
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.61%, 10/17/34
(a)(b)
........ 1,500 1,468,251
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.82%, 10/21/28
(a)(b)
......... 1,300 1,291,736
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.16%, 01/17/31
(a)(b)
......... 1,000 975,581
Allegro CLO VII Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.31%, 06/13/31
(a)(b)
......... 1,000 977,878
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.65%), 7.05%, 01/19/33
(a)(b)
.... 2,000 1,989,252
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%), 7.51%,
10/15/29
(a)(b)
.................... 3,500 3,487,750
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR + 1.51%), 6.88%,
11/02/30
(a)(b)
.................... 1,578 1,573,783
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 .................... 1,900 1,706,585
Series 2019-SFR1, Class H, 6.04%,
01/19/39 .................... 2,417 2,233,028
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,613,926
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,607,696
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... USD 7,500 $ 7,048,882
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 .................... 2,000 1,886,346
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 8,669,629
Series 2020-SFR3, Class H, 6.50%,
09/17/37 .................... 1,958 1,849,288
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,163,082
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,232,808
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. CME Term SOFR at
2.30% Floor + 2.56%), 7.97%, 07/22/32
(a)(b)
700 690,063
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.88%, 07/20/34
(a)(b)
7,000 6,917,434
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR +
1.41%), 6.81%, 04/15/34
(a)(b)
......... 1,000 988,829
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.88%, 01/20/35 ............... 1,300 1,286,205
Series 2021-20A, Class B, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.48%, 01/20/35 ............... 1,500 1,459,226
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.77%, 04/20/35
(a)(b)
5,000 4,871,957
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR +
1.76%), 7.15%, 01/28/31
(a)(b)
......... 3,400 3,338,942
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.41%, 07/15/32
(a)(b)
1,000 980,826
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.86%, 10/15/31 ............... 7,650 7,623,106
Series 2018-10A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 10/15/31 ............... 3,000 2,979,039
Series 2018-10A, Class D, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.81%, 10/15/31 ............... 1,500 1,451,555
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR + 1.34%), 6.74%,
04/15/31
(a)(b)
.................... 2,340 2,330,586
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR + 2.11%), 7.53%, 04/20/31 3,000 2,910,945
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR + 2.96%), 8.38%, 04/20/31 2,000 1,906,992
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR + 2.21%), 7.61%,
07/16/31
(a)(b)
.................... 1,750 1,729,356
Apidos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.63%, 04/20/31
(a)(b)
......... 1,000 969,602
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR + 1.81%), 7.19%, 07/25/30 1,000 984,849
Series 2018-29A, Class B, (3-mo. CME
Term SOFR + 2.16%), 7.54%, 07/25/30 1,000 972,705

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.85%, 10/20/31
(a)(b)
.... USD 4,500 $ 4,484,053
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 10/24/34
(a)(b)
........ 1,300 1,288,128
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.83%, 01/20/35
(a)(b)
.... 14,000 13,884,907
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.58%, 07/20/34
(a)(b)
......... 1,000 961,872
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 8.36%, 10/15/30
(a)(c)
.... EUR 219 223,312
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.26%, 01/15/32
(a)(b)
......... USD 6,000 5,871,659
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.31%, 04/24/31
(a)(b)
......... 4,500 4,504,920
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.36%, 07/15/34
(a)(b)
......... 1,000 979,204
Ares LXI CLO Ltd., Series 2021-61A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.83%, 10/20/34
(a)(b)
......... 7,500 7,437,106
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 5.66%,
04/15/30
(a)(b)
.................... 4,500 1,076,922
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.48%, 07/20/30
(a)(b)
........ 1,000 962,433
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR at 1.30%
Floor + 1.56%), 6.94%, 05/24/30
(a)(b)
.... 1,000 981,827
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. CME
Term SOFR + 1.43%), 6.83%, 10/15/30 2,664 2,656,282
Series 2015-4A, Class A3R, (3-mo. CME
Term SOFR + 1.76%), 7.16%, 10/15/30 1,500 1,480,276
Series 2015-4A, Class BR, (3-mo. CME
Term SOFR + 2.06%), 7.46%, 10/15/30 1,017 997,983
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 7.06%, 07/15/30
(a)(b)
.... 1,500 1,474,515
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.20%, 11/27/31
(a)(b)
5,500 5,420,187
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR +
1.36%), 6.74%, 07/26/31
(a)(b)
......... 1,845 1,829,141
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.84%, 10/24/31
(a)(b)
1,690 1,679,405
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 4,830
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.61%, 08/23/30
(a)(b)
............... 1,000 989,388
Atrium XV, Series 15A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.42%, 01/23/31
(a)(b)
............... 1,000 989,403
Aurium CLO II DAC, Series 2X, Class ERR,
(3-mo. EURIBOR at 6.08% Floor + 6.08%),
10.01%, 06/22/34
(a)(c)
.............. EUR 200 187,588
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.09%, 04/15/31
(a)(c)
............... EUR 670 $ 618,189
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.81%, 10/17/32 ............... USD 1,000 965,517
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.82%,
07/24/34 .................... 6,750 6,668,608
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.77%,
01/22/35 .................... 2,250 2,193,387
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.25%,
04/18/35 .................... 5,000 4,811,222
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.60%,
04/18/35 .................... 7,000 6,717,383
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.60%,
04/18/35 .................... 2,500 2,330,895
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.63%, 10/20/31 ............... 4,500 4,432,628
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.63%, 10/20/31 ............... 2,000 1,928,458
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.57%, 10/22/32
(a)(b)
......... 3,250 3,190,094
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR at 3.45% Floor
+ 3.71%), 9.11%, 10/15/36
(a)(b)
........ 2,000 1,824,318
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.71%, 01/25/35
(a)(b)
.... 2,000 1,893,582
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 04/15/34 ............... 3,000 2,893,204
Series 2021-19A, Class D, (3-mo. CME
Term SOFR at 3.25% Floor + 3.51%),
8.91%, 04/15/34 ............... 3,000 2,799,013
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.80%, 12/19/32
(a)(b)
........ 5,000 4,959,744
BBAM European CLO I DAC, Series 1X, Class
ER, (3-mo. EURIBOR at 5.91% Floor +
5.91%), 9.91%, 07/22/34
(a)(c)
......... EUR 200 185,551
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.47%, 08/19/38
(a)(b)
............... USD 2,860 2,824,272
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.54%, 01/25/35 ............... 397 394,292
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.78%, 09/25/36 ............... 415 405,040
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 03/25/37 ............... 1,986 1,766,968

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 03/25/37 ............... USD 1,910 $ 1,706,961
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 04/25/37 ............... 3,486 4,925,566
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.31%, 04/25/34
(a)
................ 1,473 1,438,303
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.78%,
01/20/31
(a)(b)
.................... 1,267 1,265,575
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.61%), 7.01%,
01/15/33 .................... 7,000 6,992,670
Series 2019-19A, Class B, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 01/15/33 ............... 4,250 4,218,134
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.81%, 07/18/31 ............... 2,135 2,126,338
Series 2018-15A, Class A2A, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 07/18/31 ............... 1,000 989,729
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.46%, 01/19/35 ............... 7,500 7,317,929
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.91%,
01/19/35 .................... 5,000 4,861,681
Birch Grove CLO Ltd., Series 19A, Class CR,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.87%, 06/15/31
(a)(b)
......... 2,000 1,985,284
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.38%, 04/15/34
(a)(c)
......... EUR 300 281,875
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.85%, 10/22/30
(a)(b)
.... USD 691 687,804
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.04%, 02/25/34
(a)(c)
....... EUR 700 660,113
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.43%, 07/20/34
(a)(b)
.... USD 5,000 4,922,766
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.21%, 01/15/34
(a)(c)
............... EUR 750 765,803
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 07/18/34 ............... USD 9,000 8,817,829
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 07/18/34 ............... 2,500 2,414,710
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR + 2.16%), 7.56%, 07/15/31 1,500 1,469,089
Series 2016-2A, Class BR, (3-mo. CME
Term SOFR + 2.01%), 7.41%, 10/15/31 1,250 1,234,362
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 07/15/30 ............... USD 5,000 $ 4,905,069
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.60%,
04/15/35 .................... 2,000 1,921,519
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.56%,
07/15/31 .................... 1,000 975,370
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.71%, 07/15/34 ............... 1,000 964,112
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.81%, 07/15/34 ............... 1,000 949,398
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.16%,
01/15/34 .................... 1,000 997,076
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR + 2.11%), 7.50%,
04/30/31
(a)(b)
.................... 1,000 969,813
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.28%, 04/20/31 ............... 2,700 2,653,989
Series 2019-3A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.38%, 10/20/32 ............... 5,000 4,940,081
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 2.30% Floor + 2.56%),
7.98%, 10/20/32 ............... 4,000 3,981,860
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.69%, 04/25/36
(a)
2,876 2,352,607
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR + 3.15%), 8.55%,
07/16/31
(a)(b)
.................... 1,995 1,902,133
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.63%, 07/20/32
(a)(b)
......... 7,000 6,835,212
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.43%,
07/20/34 .................... 6,500 6,305,287
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.93%,
07/20/34 .................... 5,000 4,645,506
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.86%,
10/15/34 .................... 2,000 1,949,539
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.91%,
10/15/34 .................... 3,000 2,829,466
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR + 3.96%),
9.38%, 04/20/29
(a)(b)
............... 1,000 978,582
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR + 1.51%), 6.93%, 07/20/30 ... 755 752,356
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 7.11%,
01/20/34 .................... 4,000 3,977,846

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 7.32%, 07/23/34
(a)(b)
USD 5,000 $ 4,880,163
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,247,039
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR +
1.36%), 6.76%, 07/17/31
(a)(b)
......... 1,750 1,744,574
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%), 8.99%, 04/20/34
(a)(b)
1,950 1,813,568
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.57%, 01/15/34
(a)(c)
.... EUR 200 192,360
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.95%, 04/27/31 ............... USD 1,700 1,674,516
Series 2014-2RA, Class A3, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.56%, 04/24/30 ............... 500 494,583
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR + 2.61%), 8.02%, 10/22/31 1,000 985,935
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.57%, 01/22/31 ............... 1,000 980,629
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.37%, 10/21/31 ............... 7,000 6,875,439
Series 2017-3A, Class A1, (3-mo. CME Term
SOFR + 1.48%), 6.90%, 07/20/30 ... 2,872 2,866,519
Series 2017-5A, Class B, (3-mo. CME Term
SOFR + 2.11%), 7.51%, 11/16/30 .... 500 491,314
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 1.66%), 7.06%, 04/18/31 ... 1,000 982,271
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.81%,
10/17/31 .................... 2,700 2,687,554
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.76%,
10/17/31 .................... 2,000 1,988,491
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 01/15/35 ............... 2,200 2,159,526
Series 2019-6A, Class A1, (3-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 6.99%,
01/16/33 .................... 8,500 8,481,905
Series 2019-6A, Class D, (3-mo. CME Term
SOFR at 4.21% Floor + 4.21%), 9.61%,
01/16/33 .................... 1,150 1,145,094
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.44%,
04/25/33 .................... 10,500 10,273,102
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.66%,
07/15/36 .................... 1,500 1,444,060
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.80%,
10/15/34 .................... 600 595,756
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.90%,
08/25/36
(a)
..................... 2,890 2,532,976
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME
Term SOFR + 1.46%), 6.88%, 10/20/30 4,173 4,154,591
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-1A, Class BR, (3-mo. CME
Term SOFR + 1.86%), 7.28%, 10/20/30 USD 3,000 $ 2,936,722
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.73%, 04/20/32 ............... 2,500 2,449,249
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.78%, 04/20/32 ............... 1,000 970,204
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 04/15/34 ............... 4,000 3,882,253
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.66%, 04/15/34 ............... 3,100 2,983,225
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.43%,
07/20/34 .................... 14,000 13,796,831
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.68%,
07/20/34 .................... 5,000 4,884,189
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.73%,
07/20/34 .................... 2,500 2,405,236
Series 2021-2A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.76%), 12.18%,
07/20/34 .................... 1,325 1,287,184
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.39%,
01/25/35 .................... 5,000 4,920,278
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.69%,
01/25/35 .................... 3,000 2,930,398
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.74%,
01/25/35 .................... 1,000 962,084
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 6.74%, 10/25/33
(a)(b)
......... 7,300 7,231,604
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 269 270,647
Series 1997-7, Class M1, 7.03%, 07/15/28 1,475 1,443,877
Contego CLO IX DAC, Series 9X, Class E,
(3-mo. EURIBOR at 6.01% Floor + 6.01%),
9.98%, 01/24/34
(a)(c)
............... EUR 472 441,458
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.95%, 05/14/32
(a)(c)
............... 200 201,414
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.78%, 07/25/37
(a)(b)
............... USD 1,215 751,044
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 7.00%, 12/15/34
(a)(c)
.... EUR 200 191,960
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 10.36%, 04/15/35
(a)(c)
... 400 422,113
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.86%,
10/20/30
(a)(b)
.................... USD 595 593,150
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.71%, 07/18/30
(a)(b)
2,000 1,949,829

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.41%, 01/17/32
(a)(b)
........ USD 8,000 $ 7,678,194
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.71%, 04/15/28
(a)(b)
5,250 5,190,600
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.81%, 01/15/34 ............... 3,500 3,434,762
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.76%, 04/15/31 ............... 2,500 2,483,832
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.71%, 10/15/34 ............... 3,500 3,405,741
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.76%, 10/15/34 ............... 3,000 2,859,638
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR + 2.31%), 7.69%,
10/25/30
(a)(b)
.................... 3,000 2,941,120
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.13%, 10/20/33 ............... 2,500 2,497,927
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 4.40% Floor + 4.66%),
10.08%, 10/20/33 .............. 2,000 2,006,146
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.36%,
04/15/33 .................... 1,250 1,228,132
Series 2020-1A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.81%,
04/15/33 .................... 5,500 5,336,211
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor
+ 2.16%), 7.58%, 07/20/34
(a)(b)
........ 1,500 1,465,261
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.78%, 10/20/34
(a)(b)
........ 2,000 1,961,741
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 7.05%, 01/17/34
(a)(b)
........ 4,000 3,977,379
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor
+ 3.21%), 8.63%, 10/20/34
(a)(b)
........ 2,000 1,926,004
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.68%, 08/15/36
(a)(c)
.... EUR 238 251,416
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.68%, 10/25/36 ............... USD 3,103 1,996,274
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.76%, 10/25/36 ............... 1,820 1,139,729
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.59%, 12/25/36 ............... 2,246 1,796,904
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
5.99%, 01/25/36 ............... 4,768 4,487,633
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... USD 6,000 $ 5,421,153
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,674,012
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.61%, 05/15/30 ............... 2,048 2,034,759
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.53%, 05/15/30 ............... 1,000 983,475
Flatiron CLO 20 Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 4.05% Floor +
4.05%), 9.43%, 11/20/33
(a)(b)
......... 1,000 990,076
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.51%,
07/19/34 .................... 2,000 1,947,941
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.56%,
07/19/34 .................... 2,500 2,439,798
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,455,717
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.23%, 10/19/39
(a)(b)
......... 8,500 8,505,299
Galaxy XXIV CLO Ltd., Series 2017-24A,
Class C, (3-mo. CME Term SOFR + 1.96%),
7.36%, 01/15/31
(a)(b)
............... 500 483,177
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. CME Term SOFR at 0.26%
Floor + 1.28%), 6.65%, 05/16/31
(a)(b)
.... 2,923 2,915,608
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.82%, 01/22/31
(a)(b)
......... 7,119 7,101,602
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR at 2.45% Floor +
2.71%), 8.12%, 01/22/35
(a)(b)
......... 1,000 990,865
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor
+ 1.63%), 7.04%, 01/22/33
(a)(b)
........ 3,000 2,988,662
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 7.43%, 10/20/34 8,500 8,237,692
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.93%,
10/20/34 .................... 3,000 2,953,708
Series 9A, Class E, (3-mo. CME Term
SOFR at 6.85% Floor + 7.11%), 12.53%,
10/20/34 .................... 1,000 932,361
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR + 1.45%),
6.85%, 10/15/30
(a)(b)
............... 1,912 1,906,651
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.48%, 04/20/34
(a)(b)
............... 9,500 9,239,832
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.28%, 07/20/34
(a)(b)
............... 1,000 979,458
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR + 1.56%), 6.98%, 04/20/30
(a)(b)
... 2,000 1,970,786

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor + 2.26%),
7.66%, 04/24/31
(a)(b)
............... USD 1,000 $ 984,801
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 10/20/32 ............... 2,000 1,975,886
Series 2019-5A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.83%, 10/20/32 ............... 1,000 963,044
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.22%, 04/20/35
(a)(b)
............... 800 784,741
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.25%,
10/29/29
(a)(b)
.................... 900 894,401
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.80%,
07/20/31
(a)(b)
.................... 3,300 3,294,161
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.63%, 10/20/34 ............... 3,000 2,901,930
Series 2021-11A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.68%, 10/20/34 ............... 1,000 944,331
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 7.00%,
01/20/34
(a)(b)
.................... 2,500 2,480,334
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. CME Term
SOFR at 2.80% Floor + 3.06%), 8.48%,
01/20/34
(a)(b)
.................... 2,000 1,992,229
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
at 1.80% Floor + 2.06%), 7.48%, 07/20/34
(a)
(b)
........................... 5,915 5,843,929
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.82%,
01/25/35
(a)(b)
.................... 1,000 988,874
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 7.14%, 12/15/34 .. GBP 100 93,134
Series B2,  (1D GBOIS + 2.20%), 7.39%,
03/15/36
(c)
................... 100 91,159
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,317 3,002,326
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 8.12%, 04/15/33
(a)(b)
........ 3,000 2,956,179
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.14%, 12/25/35 ............... 1,025 430,620
Series 2006-4, Class 1A1, 3.66%, 03/25/36 2,589 1,732,399
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.80%,
03/25/36 .................... 3,433 1,035,844
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... USD 3,268 $ 719,919
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 11/25/36 ............... 6,428 2,964,154
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.92%, 08/25/36 ............... 1,375 1,036,742
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR +
2.36%), 7.75%, 07/28/31
(a)(b)
......... 1,000 994,680
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.10%, 11/30/32
(a)(b)
.... 11,000 10,971,738
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 7.83%, 04/20/34
(a)(b)
........ 1,750 1,710,780
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.45%,
01/30/35 .................... 3,500 3,409,454
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.15%,
01/30/35 .................... 3,000 2,895,603
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
7.03%, 01/20/33 ............... 11,050 11,001,823
Series 2019-1A, Class B1, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.88%, 01/20/33 ............... 2,500 2,487,965
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.53%, 10/15/31
(a)(c)
............... EUR 235 224,167
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
9.21%, 04/25/34
(a)(c)
............... 300 280,850
Highbridge Loan Management Ltd., Series
12A-18, Class B, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.51%, 07/18/31
(a)(b)
USD 1,000 976,719
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,627 8,137,034
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.56%,
07/15/34 .................... 500 474,129
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.22%,
04/20/35 .................... 3,125 3,043,824
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.57%,
04/20/35 .................... 5,000 4,805,582
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
12.04%, 07/15/32
(a)(c)
.............. EUR 186 182,475
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.55%, 01/17/38
(a)(b)
.... USD 2,679 2,679,264
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 6.64%,
07/25/36
(a)
..................... 2,975 2,384,163
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.76%, 07/18/30
(a)(b)
............... 8,050 7,964,787

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.24%,
10/15/32 .................... USD 4,250 $ 4,149,126
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.64%,
10/15/32 .................... 1,450 1,407,774
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.38%, 10/20/34
(a)(b)
............... 3,657 3,553,721
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.64%, 04/15/35
(a)(b)
......... 5,250 4,886,840
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR + 1.91%), 7.33%,
07/20/30
(a)(b)
.................... 350 346,500
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR + 2.41%), 7.74%,
12/25/37
(a)
..................... 5,841 5,839,038
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.96%,
08/25/45 .................... 1,597 1,514,018
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.74%,
05/25/36 .................... 21,128 10,774,101
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.74%,
07/25/36 .................... 5,754 2,139,931
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 5.75%,
08/25/36 .................... 6,352 3,142,435
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.04%, 01/25/36 ............... 1,386 1,149,433
Lucali CLO Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 3.60% Floor +
3.86%), 9.26%, 01/15/33
(a)(b)
......... 2,250 2,159,667
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR + 2.16%), 7.55%, 07/27/30 4,080 3,986,292
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR + 3.26%), 8.65%, 07/27/30 1,315 1,261,134
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class C, (3-mo. CME Term SOFR at
2.20% Floor + 2.46%), 7.86%, 10/18/30
(a)(b)
5,450 5,437,032
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.85%, 07/29/30
(a)(b)
......... 3,375 3,371,711
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME
Term SOFR at 0.26% Floor + 2.06%),
7.48%, 04/20/30 ............... 1,600 1,546,424
Series 2018-27A, Class C, (3-mo. CME
Term SOFR at 0.26% Floor + 2.86%),
8.28%, 04/20/30 ............... 1,000 956,923
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.19%, 10/15/32 ............... 6,000 5,909,589
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.59%, 10/15/32 ............... 4,750 4,651,014
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.49%, 10/15/32 ............... USD 2,000 $ 1,915,332
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.99%,
04/25/32
(a)(b)
.................... 2,250 2,222,431
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.16%, 12/18/30
(a)(b)
.... 1,500 1,462,369
Margay CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.40% Floor + 6.40%),
10.25%, 07/15/36
(a)(c)
.............. EUR 100 105,725
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.64%, 01/16/34
(a)(c)
............... 100 95,707
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.96%,
06/25/36
(a)(b)
.................... USD 1,892 1,609,828
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.23%, 10/20/30
(a)(b)
......... 5,862 5,781,935
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(a)(d)
594 123,373
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR + 3.26%), 8.67%, 10/21/30
(a)(b)
... 1,250 1,201,548
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR at
6.50% Floor + 6.76%), 12.16%, 07/15/34
(a)(b)
2,600 2,465,427
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3.56%), 8.98%, 04/20/34
(a)(b)
1,000 971,371
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 10/17/30 ............... 800 789,788
Series 2016-22A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.86%, 10/17/30 ............... 1,000 977,684
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class D, (3-mo.
CME Term SOFR at 2.65% Floor + 2.91%),
8.31%, 10/18/30
(a)(b)
............... 3,250 3,107,699
Neuberger Berman Loan Advisers CLO 29
Ltd., Series 2018-29A, Class D, (3-mo.
CME Term SOFR at 3.10% Floor + 3.36%),
8.76%, 10/19/31
(a)(b)
............... 500 478,946
Neuberger Berman Loan Advisers CLO 35
Ltd., Series 2019-35A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor + 1.60%),
7.00%, 01/19/33
(a)(b)
............... 8,450 8,436,396
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.48%, 07/20/31
(a)(b)
............... 1,563 1,524,372
Neuberger Berman Loan Advisers CLO 40
Ltd., Series 2021-40A, Class C, (3-mo.
CME Term SOFR at 1.75% Floor + 2.01%),
7.41%, 04/16/33
(a)(b)
............... 1,000 977,261
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.79%,
10/14/35
(a)(b)
.................... 12,250 12,164,270

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 9.51%, 04/17/34
(a)
(c)
........................... EUR 188 $ 177,867
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 4,060,496
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.75%, 12/21/29
(a)(b)
.... 3,763 3,750,283
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (3-mo. EURIBOR at 5.66%
Floor + 5.66%), 9.44%, 05/15/34
(a)(c)
.... EUR 100 93,234
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.80%,
10/20/34 .................... USD 4,418 4,383,770
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.63%,
10/20/34 .................... 2,500 2,433,181
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
399 375,189
Series 1999-C, Class A2, 7.48%, 08/15/27 2,115 1,669,472
Series 2001-D, Class A3, 5.90%, 12/15/22
(a)
299 138,723
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
1 953
OCP CLO Ltd.
(a)(b)
Series 2014-6A, Class A1R, (3-mo. CME
Term SOFR + 1.52%), 6.92%, 10/17/30 9,960 9,941,271
Series 2014-6A, Class A2R, (3-mo. CME
Term SOFR + 1.98%), 7.38%, 10/17/30 7,500 7,422,293
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.69%, 01/26/34 ............... 3,700 3,575,783
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR at 3.21% Floor + 3.21%),
8.59%, 01/26/34 ............... 2,000 1,914,488
Series 2016-11A, Class A1AR, (3-mo. CME
Term SOFR + 1.53%), 6.91%, 10/26/30 702 699,645
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.38%, 07/20/31 ............... 1,000 988,131
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.52%, 04/10/33 ............... 2,500 2,398,618
Series 2019-17A, Class CR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.68%, 07/20/32 ............... 6,000 5,815,530
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.78%, 10/20/34 ............... 7,500 7,269,572
Series 2021-22A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 12/02/34 ............... 4,500 4,375,667
Series 2021-22A, Class D, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.78%, 12/02/34 ............... 1,250 1,186,949
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.97%,
01/15/32 .................... EUR 298 302,984
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.37%,
01/15/32 .................... 200 188,333
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME
Term SOFR at 0.26% Floor + 1.86%),
7.26%, 07/15/30 ............... USD 6,000 $ 5,887,270
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
7.46%, 07/15/30 ............... 2,250 2,152,173
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. CME Term
SOFR + 3.36%), 8.76%, 01/24/33
(a)(b)
... 1,532 1,458,937
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term SOFR
+ 1.66%), 7.08%, 01/20/30
(a)(b)
........ 2,000 1,960,317
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term SOFR
at 2.60% Floor + 2.86%), 8.28%, 01/20/31
(a)
(b)
........................... 1,000 934,532
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.83%,
01/20/35
(a)(b)
.................... 3,000 2,924,459
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 10/15/33 ............... 8,500 8,301,990
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.81%, 10/15/33 ............... 3,800 3,760,703
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.82%, 11/18/31 ............... 13,212 13,153,779
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.34%, 11/18/31 ............... 1,500 1,475,568
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.87%,
04/21/34 .................... 1,500 1,488,793
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.97%,
04/21/34 .................... 1,000 987,190
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.82%, 07/02/35
(a)(b)
.... 2,000 1,986,246
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at
3.15% Floor + 3.41%), 8.83%, 07/20/34
(a)(b)
1,000 993,830
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.54%, 02/20/34
(a)(b)
5,970 5,758,099
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. CME Term SOFR at
2.95% Floor + 3.21%), 8.63%, 01/20/32
(a)(b)
400 387,997
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. CME
Term SOFR + 1.76%), 7.17%, 01/21/30 1,000 987,363
Series 2017-14A, Class C, (3-mo. CME
Term SOFR + 2.06%), 7.47%, 01/21/30 1,500 1,476,211
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.81%, 10/18/34
(a)(b)
.... 13,500 13,359,261

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR at 3.20% Floor + 3.46%),
8.86%, 01/19/37 ............... USD 4,750 $ 4,478,200
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR + 2.21%), 7.63%, 01/20/33 2,250 2,212,385
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.51%, 10/17/31 ............... 2,950 2,858,390
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.11%, 01/17/31 ............... 6,650 6,566,929
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR + 1.36%), 6.78%, 07/20/30 5,340 5,323,727
Series 2018-1A, Class A2, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 7.11%,
04/18/31 .................... 10,000 9,879,067
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 2.01% Floor + 2.01%), 7.41%,
04/18/31 .................... 2,000 1,950,698
Series 2018-2A, Class A2, (3-mo. CME Term
SOFR + 1.91%), 7.31%, 07/16/31 ... 1,000 988,239
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.78%, 11/14/34 ............... 7,000 6,948,070
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.33%, 11/14/34 ............... 7,000 6,862,165
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.63%, 11/14/34 ............... 2,500 2,453,130
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.68%, 11/14/34 ............... 3,750 3,619,294
Series 2020-3A, Class BR, (3-mo. CME
Term SOFR at 2.21% Floor + 2.21%),
7.58%, 11/15/31 ............... 2,000 1,973,963
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 7.38%,
04/20/34 .................... 7,000 6,770,029
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.46%,
07/15/34 .................... 2,000 1,942,988
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.16% Floor + 3.16%), 8.56%,
07/15/34 .................... 4,000 3,846,661
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.31%,
01/15/35 .................... 7,000 6,893,654
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.61%,
01/15/35 .................... 5,000 4,891,911
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.61%,
01/15/35 .................... 2,000 1,939,023
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.31%,
10/15/34 .................... 7,250 7,139,149
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.61%,
10/15/34 .................... 4,850 4,747,301
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.61%,
10/15/34 .................... 7,000 6,697,363
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.22%,
04/20/35 .................... USD 1,000 $ 972,005
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.47%,
04/20/35 .................... 3,500 3,386,163
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.47%,
04/20/35 .................... 3,250 3,109,921
Palmer Square European CLO DAC, Series
2023-1X, Class D, (3-mo. EURIBOR at
6.20% Floor + 6.20%), 10.05%, 07/15/36
(a)(c)
EUR 276 293,830
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR + 2.06%), 7.44%, 08/23/31 USD 2,600 2,554,205
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.28%, 10/20/31 ............... 4,700 4,591,374
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.91%,
07/15/34 .................... 6,000 5,801,577
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.61%, 08/19/35
(a)(b)
............... 8,590 8,557,813
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 10/18/34 ............... 5,000 4,861,101
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.91%, 10/18/34 ............... 2,350 2,310,906
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.34%, 05/18/34
(a)(b)
......... 1,000 982,097
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.43%, 07/20/34
(a)(b)
......... 2,000 1,967,028
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.40%, 10/27/34
(a)(b)
......... 7,000 6,877,840
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.41%,
10/15/34 .................... 10,000 9,720,212
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.86%,
10/15/34 .................... 3,500 3,411,794
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.96%,
10/15/34 .................... 1,200 1,133,655
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.62%,
04/20/35 .................... 1,750 1,649,524
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.85%, 10/18/34 ............... 6,000 5,926,622
Series 2020-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 10/18/34 ............... 3,000 2,932,875
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49 2,432 2,287,525
Series 2016-6A, Class C, 4.00%, 08/24/40 16,500 14,652,175

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... USD 3,000 $ 2,898,568
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 12,053,654
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,149,449
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,249,776
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,459 6,989,831
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 5,971 4,786,791
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,650,742
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,482,011
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,910,436
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.74%, 10/15/31 ............... 5,375 5,355,110
Series 2018-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.16%, 10/15/31 ............... 5,000 4,929,212
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. CME Term
SOFR at 1.48% Floor + 1.74%), 7.14%,
04/15/32 .................... 15,500 15,474,087
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.21%, 04/15/32 ............... 4,000 3,915,468
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.36%, 07/24/32
(a)(b)
......... 3,000 2,956,409
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 7.06%, 01/15/34
(a)(b)
......... 1,250 1,241,210
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.42%, 04/23/34 ............... 3,750 3,588,561
Series 2021-10A, Class D, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.42%, 04/23/34 ............... 2,000 1,882,195
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.70%, 10/30/34 ............... 1,375 1,338,214
Series 2021-12A, Class D, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.70%, 10/30/34 ............... 3,375 3,173,126
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 01/15/35 ............... 3,500 3,388,018
Series 2021-14A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.66%, 01/15/35 ............... 1,000 954,365
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.33%, 01/20/34 ............... 7,000 6,890,292
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-15A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 01/20/34 ............... USD 1,650 $ 1,606,239
Series 2021-15A, Class D, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.73%, 01/20/34 ............... 2,900 2,795,599
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.88%,
10/25/39
(a)(b)
.................... 4,987 4,986,741
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. CME Term
SOFR + 2.06%), 7.46%, 04/17/30 ... 10,000 9,932,025
Series 2017-1A, Class C, (3-mo. CME Term
SOFR + 2.71%), 8.11%, 04/17/30 .... 1,000 999,488
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.83%, 04/20/34
(a)(b)
.... 1,000 990,507
Regatta VII Funding Ltd., Series 2016-1A,
Class CR2, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.71%, 06/20/34
(a)(b)
750 736,877
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR + 1.51%),
6.91%, 10/17/30
(a)(b)
............... 2,653 2,647,461
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. CME Term SOFR + 2.06%),
7.46%, 01/17/31
(a)(b)
............... 1,500 1,459,420
Regatta XII Funding Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.76%, 10/15/32
(a)(b)
.... 10,000 9,938,328
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR + 2.36%),
7.76%, 07/15/31
(a)(b)
............... 1,250 1,230,478
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.71%, 01/15/33
(a)(b)
.... 6,700 6,655,111
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.21%, 10/15/33
(a)(b)
.... 500 499,831
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.73%,
01/20/35 .................... 3,000 2,948,549
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.73%,
01/20/35 .................... 2,000 1,957,806
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.46%, 01/18/34
(a)(b)
......... 1,000 959,209
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.18%, 07/16/34 EUR 400 392,659
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.92%, 07/16/34 357 340,175
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.33%, 04/20/34 ............... USD 3,500 3,417,506
Series 2017-3A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.48%, 10/20/30 ... 2,300 2,251,636
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 1.98%), 7.36%, 05/20/31 ... 1,000 989,458
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.84%,
10/20/31 .................... 3,500 3,488,630

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.48%,
10/20/31 .................... USD 1,125 $ 1,112,538
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.88%,
10/20/31 .................... 700 691,301
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.64%, 08/20/32 ............... 5,500 5,362,750
Series 2020-1A, Class A, (3-mo. CME Term
SOFR + 1.54%), 6.96%, 01/20/32 ... 10,000 9,910,628
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.78%,
07/20/34 .................... 2,000 1,945,747
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.93%,
07/20/34 .................... 1,250 1,183,492
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.83%,
10/20/34 .................... 3,000 2,919,697
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
CME Term SOFR at 2.25% Floor + 2.51%),
7.91%, 10/15/31
(a)(b)
............... 1,250 1,221,695
RRX 1 Ltd.
(a)(b)
Series 2020-1A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.63%), 7.03%,
04/15/33 .................... 7,500 7,552,354
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.66%,
04/15/33 .................... 2,000 1,976,405
RRX 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.86%,
07/15/34 .................... 7,000 6,956,754
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.51%,
07/15/34 .................... 1,250 1,237,682
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR + 2.06%),
7.46%, 04/17/34
(a)(b)
............... 630 611,444
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.37%,
07/21/34 .................... 9,500 9,187,455
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.72%,
07/21/34 .................... 2,000 1,926,874
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. CME Term SOFR at 1.90%
Floor + 2.16%), 7.58%, 04/20/29
(a)(b)
.... 2,000 1,974,003
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR at 2.41% Floor + 2.41%),
7.79%, 10/26/34 ............... 5,000 4,761,015
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR at 3.46% Floor + 3.46%),
8.84%, 10/26/34 ............... 2,300 2,058,404
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.15%,
04/30/32 .................... 5,000 4,969,313
Series 2019-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.65%,
04/30/32 .................... 5,380 5,300,959
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.38%, 07/20/34 ............... USD 3,000 $ 2,952,035
Series 2021-19A, Class C, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.68%, 07/20/34 ............... 1,000 971,598
Series 2021-19A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.68%, 07/20/34 ............... 4,000 3,804,500
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.92%, 01/20/34
(a)(b)
.... 8,500 8,425,931
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.58%, 04/20/34
(a)(b)
.... 1,755 1,674,001
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.82%, 10/26/31
(a)(b)
6,600 6,521,156
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.51%), 7.91%, 07/15/34
(a)(b)
2,250 2,152,596
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.34%, 04/25/34
(a)(b)
.... 3,350 3,223,148
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR at 1.28%
Floor + 1.54%), 6.92%, 01/25/32
(a)(b)
.... 1,500 1,492,670
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.28%, 04/25/35
(a)(b)
.... 5,200 4,977,647
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.74%, 07/20/32
(a)(b)
2,000 1,983,585
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.76%, 10/25/36 ............... 5,093 3,375,646
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.67%, 01/25/37
(b)
.............. 1,388 749,722
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.36%, 04/18/33
(a)(b)
.... 1,250 1,219,539
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.81%, 10/23/34
(a)(b)
.... 2,000 1,979,951
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR + 2.11%), 7.49%, 11/18/30 .... 1,250 1,231,050
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.40%, 01/29/32 ............... 4,000 3,887,358
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.40%, 01/29/32 ............... 2,000 1,984,057
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 04/20/34 ............... 3,500 3,391,231
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
9.08%, 04/20/34 ............... 2,250 2,100,336

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.58%,
03/18/34 .................... USD 1,000 $ 961,648
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.74%,
07/25/34 .................... 2,500 2,437,109
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.28%,
01/20/31 .................... 1,000 989,605
Series 2017-9A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.58%,
01/20/31 .................... 1,000 978,996
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.78%, 01/15/34 ............... 2,000 1,979,366
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.16%, 01/15/34 ............... 2,000 1,965,057
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.56%, 01/15/34 ............... 1,650 1,613,492
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 04/15/33 ............... 2,000 1,965,011
Series 2017-7A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.81%, 04/15/33 ............... 6,500 6,417,488
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.86%,
10/20/31 .................... 8,545 8,521,793
Series 2018-11A, Class D, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.73%, 10/20/31 ............... 1,100 1,085,867
Series 2018-11A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.68%,
10/20/31 .................... 1,000 951,401
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.76%, 07/15/34 ............... 13,450 13,140,777
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.96%, 07/15/34 ............... 1,500 1,421,592
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. CME Term SOFR at 3.41% Floor
+ 3.41%), 8.81%, 04/15/34
(a)(b)
........ 2,000 1,936,429
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.88%, 10/20/32
(a)(b)
........ 3,250 3,215,396
Trestles CLO Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.25% Floor + 2.25%),
7.93%, 01/20/33
(a)(b)
............... 1,450 1,411,333
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,411,942
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 842,602
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,766,755
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... USD 3,551 $ 3,104,881
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,640,471
Trimaran CAVU Ltd., Series 2021-2A, Class B1,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.39%, 10/25/34
(a)(b)
......... 1,500 1,451,032
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 ......... GBP 434 518,283
Series N,  6.46%, 03/30/32
(d)
......... 400 468,062
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR + 3.16%), 8.58%,
04/20/31
(a)(b)
.................... USD 1,500 1,409,735
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 7.56%, 04/18/31 1,000 969,284
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR + 2.35%), 7.75%, 07/14/31 500 484,671
Series 2016-3A, Class A1R, (3-mo. CME
Term SOFR + 1.45%), 6.85%, 10/18/31 500 498,438
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.19%, 10/25/36
(a)
......... 11,617 8,350,807
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 7.03%, 07/20/30
(a)(b)
.... 3,800 3,725,985
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.86% Floor +
1.86%), 7.26%, 07/15/34
(a)(b)
......... 7,000 6,883,463
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 07/24/32 ............... 10,415 10,183,896
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.71%, 07/24/32 ............... 5,000 4,927,792
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.88%, 10/15/34
(a)(b)
........ 2,000 1,972,536
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.57%,
04/20/36 .................... 1,500 1,510,004
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 8.02%,
04/20/36 .................... 2,000 1,997,342
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 10.57%,
04/20/36 .................... 1,000 1,001,517
Total Asset-Backed Securities — 14.8%
(Cost: $1,690,215,758) ........................... 1,624,374,910
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc ................... 1,112,335 14,956,881
L3Harris Technologies, Inc. ............ 68,205 12,236,659
MTU Aero Engines AG ............... 22,166 4,166,249
RTX Corp. ....................... 142,338 11,584,890
42,944,679

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.2%
Agility Public Warehousing Co. KSC
(e)
..... 319,211 $ 543,510
CJ Logistics Corp. .................. 4,000 224,886
Hyundai Glovis Co. Ltd. .............. 6,561 832,663
United Parcel Service, Inc., Class B ...... 86,701 12,246,516
ZTO Express Cayman, Inc., ADR ........ 103,729 2,444,893
16,292,468
Automobile Components — 0.1%
Lear Corp. ....................... 53,667 6,963,830
Automobiles — 0.2%
BYD Co. Ltd., Class A ................ 73,700 2,396,833
General Motors Co. ................. 261,473 7,373,539
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 1,064,000 498,482
Kia Corp. ........................ 39,904 2,279,773
Maruti Suzuki India Ltd. .............. 49,785 6,216,987
SAIC Motor Corp. Ltd., Class A ......... 127,200 251,713
19,017,327
Banks — 1.7%
Absa Group Ltd. ................... 485,080 4,426,178
Abu Dhabi Commercial Bank PJSC ...... 1,740,356 3,804,808
Abu Dhabi Islamic Bank PJSC .......... 130,932 367,166
Al Rajhi Bank ..................... 83,983 1,503,343
AMMB Holdings Bhd. ................ 265,100 212,675
Axis Bank Ltd. ..................... 712,970 8,412,913
Bank Negara Indonesia Persero Tbk. PT ... 2,222,300 670,660
Bank of China Ltd., Class H ............ 16,700,000 5,833,901
Bank of Communications Co. Ltd., Class H . 1,265,000 748,255
Bank Rakyat Indonesia Persero Tbk. PT ... 38,363,213 11,995,559
BNP Paribas SA ................... 65,631 3,774,047
Boubyan Bank KSCP ................ 181,171 343,323
Chang Hwa Commercial Bank Ltd. ....... 712,687 377,566
China CITIC Bank Corp. Ltd., Class H ..... 1,051,000 468,860
China Minsheng Banking Corp. Ltd., Class H 453,000 150,605
CIMB Group Holdings Bhd. ............ 938,400 1,124,294
Citigroup, Inc. ..................... 386,964 15,281,208
Citizens Financial Group, Inc. .......... 522,298 12,237,442
Commercial International Bank Egypt SAE .. 424,212 580,790
Commercial International Bank Egypt SAE
(Registered), GDR
(c)
............... 276,038 314,131
CTBC Financial Holding Co. Ltd. ........ 2,441,000 1,838,325
DBS Group Holdings Ltd. ............. 410,400 9,859,176
Dubai Islamic Bank PJSC ............. 417,719 614,126
Dukhan Bank ..................... 742,954 739,357
E.Sun Financial Holding Co. Ltd. ........ 1,628,894 1,200,233
Emirates NBD Bank PJSC ............. 175,114 808,108
First Abu Dhabi Bank PJSC ............ 282,702 975,949
First Citizens BancShares, Inc., Class A .... 6,393 8,827,071
Grupo Financiero Banorte SAB de CV, Class O 1,143,365 9,262,214
Gulf Bank KSCP ................... 321,555 246,487
HDFC Bank Ltd. ................... 534,712 9,488,218
Hong Leong Bank Bhd. ............... 78,900 321,265
Hong Leong Financial Group Bhd. ....... 15,400 56,758
HSBC Holdings plc ................. 508,379 3,670,713
Hua Nan Financial Holdings Co. Ltd. ...... 740,000 464,072
ICICI Bank Ltd. .................... 213,042 2,343,846
ICICI Bank Ltd., ADR ................ 4,951 109,863
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 15,193,000 7,281,166
Komercni Banka A/S ................ 2,214 64,889
Kotak Mahindra Bank Ltd. ............. 99,389 2,077,710
Kuwait Finance House KSCP ........... 950,466 2,102,792
M&T Bank Corp. ................... 80,850 9,115,838
Malayan Banking Bhd. ............... 548,600 1,038,806
Security
Shares
Shares Value
Banks (continued)
Mega Financial Holding Co. Ltd. ......... 11,776 $ 13,363
Moneta Money Bank A/S
(b)(c)
........... 31,466 121,653
National Bank of Kuwait SAKP .......... 272,746 773,168
Nordea Bank Abp .................. 100,892 1,062,617
OTP Bank Nyrt. .................... 149,248 5,555,015
Powszechna Kasa Oszczednosci Bank Polski
SA
(e)
......................... 395,586 4,097,782
Public Bank Bhd. ................... 1,161,000 1,014,019
Qatar International Islamic Bank QSC ..... 74,760 189,663
Qatar Islamic Bank SAQ .............. 104,197 497,251
Qatar National Bank QPSC ............ 241,851 987,675
RHB Bank Bhd. .................... 276,500 323,865
Sberbank of Russia PJSC
(f)
............ 877,548 94
Shanghai Rural Commercial Bank Co. Ltd.,
Class A ....................... 710,200 576,660
SinoPac Financial Holdings Co. Ltd. ...... 1,361,000 750,613
Taishin Financial Holding Co. Ltd. ........ 523,000 278,951
Taiwan Cooperative Financial Holding Co. Ltd. 707,000 549,033
TCS Group Holding plc, GDR, Class A
(c)(e)(f)
. 35,733 155,081
UniCredit SpA ..................... 204,793 5,134,082
Wells Fargo & Co. .................. 391,995 15,589,641
182,804,932
Beverages — 0.3%
Ambev SA ....................... 2,598,042 6,616,524
Ambev SA, ADR ................... 383,686 970,725
Carlsberg A/S, Class B ............... 30,066 3,583,062
Cia Cervecerias Unidas SA ............ 16,209 92,063
Cia Cervecerias Unidas SA, ADR ........ 11,361 127,811
Kweichow Moutai Co. Ltd., Class A ....... 34,400 7,896,233
Nongfu Spring Co. Ltd., Class H
(b)(c)
....... 87,600 498,947
Osotspa PCL, NVDR ................ 718,000 469,521
Pernod Ricard SA .................. 11,200 1,988,856
Tsingtao Brewery Co. Ltd., Class A ....... 46,403 528,501
Tsingtao Brewery Co. Ltd., Class H ....... 202,000 1,531,873
United Breweries Ltd. ................ 8,353 162,111
United Spirits Ltd.
(e)
................. 76,696 951,126
Wuliangye Yibin Co. Ltd., Class A ........ 218,900 4,650,725
30,068,078
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 643,000 572,040
AbbVie, Inc. ...................... 112,735 15,915,927
Ever Supreme Bio Technology Co. Ltd. .... 117,000 721,019
Hugel, Inc.
(e)
...................... 4,480 472,651
PharmaEngine, Inc. ................. 331,000 1,159,125
TaiMed Biologics, Inc.
(e)
............... 65,000 173,131
19,013,893
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
(e)
........... 1,241,800 12,784,429
Alibaba Group Holding Ltd., ADR
(e)
....... 111,468 9,200,569
Poya International Co. Ltd. ............ 35,480 545,415
Prosus NV
(e)
...................... 214,819 6,007,538
28,537,951
Building Products — 0.2%
Allegion plc ....................... 49,140 4,833,410
Carrier Global Corp. ................. 192,774 9,187,609
Cie de Saint-Gobain SA .............. 90,711 4,937,776
18,958,795
Capital Markets — 0.4%
B3 SA - Brasil Bolsa Balcao ............ 3,576,760 7,910,125
Carlyle Group, Inc. (The) .............. 270,061 7,437,480
EFG Holding S.A.E.
(e)
................ 535,047 202,504
GF Securities Co. Ltd., Class H ......... 2,810,000 3,658,514

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ....... 14,220 $ 4,317,334
Intercontinental Exchange, Inc. ......... 151,543 16,281,780
Raymond James Financial, Inc. ......... 55,585 5,305,032
45,112,769
Chemicals — 0.4%
Air Liquide SA ..................... 81,674 13,995,024
Asian Paints Ltd. ................... 27,421 987,738
Hansol Chemical Co. Ltd. ............. 26,151 2,918,333
International Flavors & Fragrances, Inc. .... 123,940 8,471,299
Linde plc ........................ 6,867 2,623,604
Linde plc ........................ 4,501 1,720,102
Mesaieed Petrochemical Holding Co. ..... 288,877 126,187
Pidilite Industries Ltd. ................ 11,404 336,703
Sahara International Petrochemical Co. .... 44,513 383,409
Saudi Aramco Base Oil Co. ............ 49,441 1,702,517
Saudi Basic Industries Corp. ........... 307,153 6,311,764
Saudi Industrial Investment Group ....... 9,136 58,436
Sika AG (Registered) ................ 13,941 3,336,215
Yanbu National Petrochemical Co. ....... 35,117 354,930
43,326,261
Commercial Services & Supplies — 0.1%
Republic Services, Inc. ............... 92,670 13,760,568
Communications Equipment — 0.2%
Accton Technology Corp. ............. 394,300 6,109,392
Cisco Systems, Inc. ................. 152,797 7,965,308
Gemtek Technology Corp. ............. 94,000 94,925
Nokia OYJ, ADR ................... 740,114 2,449,777
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co., Class H
(b)(c)
.................. 162,000 195,434
ZTE Corp., Class H ................. 191,400 425,340
17,240,176
Construction & Engineering — 0.1%
Eiffage SA ....................... 19,803 1,797,134
Ferrovial SE ...................... 88,966 2,677,524
Gamuda Bhd. ..................... 467,600 455,381
Mcdermott International Ltd.
(e)
.......... 165,884 31,518
Vinci SA ......................... 71,022 7,853,215
12,814,772
Construction Materials — 0.1%
CRH plc ......................... 105,500 5,661,856
Shree Cement Ltd. .................. 3,083 950,220
6,612,076
Consumer Finance — 0.2%
American Express Co. ............... 68,357 9,982,173
Kaspi.KZ JSC, GDR
(c)
................ 64,458 5,827,003
SBI Cards & Payment Services Ltd. ...... 407,196 3,649,028
Synchrony Financial ................. 226,924 6,365,218
25,823,422
Consumer Staples Distribution & Retail — 0.4%
Abdullah Al Othaim Markets Co. ......... 77,970 270,914
Avenue Supermarts Ltd.
(b)(c)(e)
........... 20,321 887,235
BGF retail Co. Ltd. .................. 2,824 288,787
Cencosud SA ..................... 333,585 540,445
CP ALL PCL, NVDR ................. 3,312,500 5,090,883
Dollar General Corp. ................ 92,421 11,001,796
Fix Price Group plc, GDR
(b)(c)(e)(f)
......... 681,558 1,342,669
GS Retail Co. Ltd. .................. 11,507 207,292
Migros Ticaret A/S .................. 25,301 301,708
Nahdi Medical Co. .................. 15,071 569,838
President Chain Store Corp. ........... 84,000 668,166
Raia Drogasil SA ................... 18,442 94,409
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sendas Distribuidora SA .............. 1,840,120 $ 3,978,243
Wal-Mart de Mexico SAB de CV ......... 3,924,013 14,060,194
39,302,579
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 329,544 10,146,660
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............ 2,821,420 3,433,146
Fibra Uno Administracion SA de CV ...... 3,176,204 4,828,873
LXI REIT plc
(c)
..................... 5,549,799 5,784,269
14,046,288
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 278,978 4,296,261
Cellnex Telecom SA
(b)(c)
............... 468,581 13,774,458
China Tower Corp. Ltd., Class H
(b)(c)
...... 10,102,000 942,020
Chunghwa Telecom Co. Ltd. ........... 685,000 2,449,932
Emirates Telecommunications Group Co. PJSC 124,756 627,007
Hellenic Telecommunications Organization SA,
Class R ....................... 40,408 566,374
Indus Towers Ltd.
(e)
................. 142,916 295,747
Koninklijke KPN NV ................. 4,050,123 13,613,189
KT Corp. ........................ 34,350 831,001
KT Corp., ADR .................... 39,301 474,756
LG Uplus Corp. .................... 66,112 495,491
Ooredoo QPSC .................... 103,138 279,761
Orange Polska SA .................. 134,957 250,331
Saudi Telecom Co. .................. 235,522 2,412,715
Telefonica Brasil SA ................. 156,049 1,397,763
Telefonica Brasil SA, ADR ............. 120,576 1,074,332
Telekom Malaysia Bhd. ............... 220,400 234,621
Telkom Indonesia Persero Tbk. PT ....... 7,059,400 1,547,532
Telkom Indonesia Persero Tbk. PT, ADR
(e)
.. 16,700 367,400
TELUS Corp. ..................... 925,917 14,929,514
TIME dotCom Bhd. ................. 213,400 238,513
Verizon Communications, Inc. .......... 302,312 10,620,221
71,718,939
Electric Utilities — 1.2%
Alliant Energy Corp. ................. 129,610 6,323,672
American Electric Power Co., Inc. ........ 218,847 16,531,702
CK Infrastructure Holdings Ltd. .......... 670,500 3,107,794
CLP Holdings Ltd. .................. 403,000 2,949,469
CPFL Energia SA ................... 74,419 494,626
Duke Energy Corp. ................. 111,536 9,914,435
Edison International ................. 85,108 5,366,911
Enel Americas SA
(e)
................. 2,504,532 257,494
Entergy Corp. ..................... 74,983 7,167,625
Eversource Energy ................. 123,192 6,626,498
Exelon Corp. ...................... 197,546 7,692,441
NextEra Energy, Inc. ................ 264,527 15,421,924
PG&E Corp.
(e)
..................... 480,602 7,833,813
Portland General Electric Co. ........... 138,381 5,538,008
PPL Corp. ....................... 425,833 10,462,717
Saudi Electricity Co. ................. 52,901 251,160
Southern Co. (The) ................. 132,127 8,892,147
SSE plc ......................... 143,463 2,851,122
Terna - Rete Elettrica Nazionale ......... 665,738 5,097,581
Xcel Energy, Inc. ................... 231,606 13,727,288
136,508,427
Electrical Equipment — 0.1%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 191,400 4,843,907
Goldwind Science & Technology Co. Ltd., Class
H ........................... 439,800 209,839

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Schneider Electric SE ................ 23,531 $ 3,620,415
Sociedad Quimica y Minera de Chile SA, ADR 70,952 3,434,077
12,108,238
Electronic Equipment, Instruments & Components — 0.3%
AUO Corp.
(e)
...................... 934,000 452,098
BOE Technology Group Co. Ltd., Class A ... 1,710,300 913,671
Delta Electronics, Inc. ................ 401,000 3,613,768
FLEXium Interconnect, Inc. ............ 105,000 270,816
Hexagon AB, Class B ................ 325,239 2,650,580
Hon Hai Precision Industry Co. Ltd. ....... 747,000 2,229,582
Hon Hai Precision Industry Co. Ltd., GDR
(c)
. 8,135 47,770
Largan Precision Co. Ltd. ............. 38,000 2,433,780
Lotes Co. Ltd. ..................... 172,000 4,392,172
Maxscend Microelectronics Co. Ltd., Class A 158,400 3,257,113
Primax Electronics Ltd. ............... 333,000 711,198
Samsung SDI Co. Ltd. ............... 6,225 1,971,052
TE Connectivity Ltd. ................. 83,042 9,786,500
TXC Corp. ....................... 123,000 364,768
WPG Holdings Ltd. ................. 113,000 250,050
Zebra Technologies Corp., Class A
(e)
...... 23,460 4,913,228
38,258,146
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 398,747 13,724,872
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(g)
............. 24,388 —
13,724,872
Financial Services — 0.2%
Equitable Holdings, Inc. .............. 203,571 5,408,881
Fidelity National Information Services, Inc. .. 213,464 10,483,217
Visa, Inc., Class A .................. 23,920 5,623,592
Yuanta Financial Holding Co. Ltd. ........ 608,000 456,801
21,972,491
Food Products — 0.7%
Almarai Co. JSC ................... 22,606 336,836
China Mengniu Dairy Co. Ltd. .......... 2,433,000 7,944,078
Danone SA ....................... 9,628 572,774
Heilongjiang Agriculture Co. Ltd., Class A ... 323,000 560,569
Henan Shuanghui Investment & Development
Co. Ltd., Class A ................. 474,800 1,693,768
IOI Corp. Bhd. ..................... 224,500 185,233
Kraft Heinz Co. (The) ................ 385,274 12,120,720
Kuala Lumpur Kepong Bhd. ............ 64,200 296,357
Marico Ltd. ....................... 12,965 83,544
Mondelez International, Inc., Class A ...... 309,958 20,522,319
Nestle India Ltd. ................... 4,463 1,299,577
Nestle Malaysia Bhd. ................ 4,500 116,927
Nestle SA (Registered) ............... 252,824 27,264,232
PPB Group Bhd. ................... 35,400 112,787
QL Resources Bhd. ................. 70,800 82,175
Sime Darby Plantation Bhd. ............ 166,100 151,422
Tata Consumer Products Ltd. ........... 14,702 159,078
Tingyi Cayman Islands Holding Corp. ..... 488,000 647,320
Uni-President China Holdings Ltd. ....... 284,000 193,441
Uni-President Enterprises Corp. ......... 539,000 1,130,794
Want Want China Holdings Ltd. ......... 455,000 282,719
75,756,670
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 444,900 3,370,183
Petronas Gas Bhd. .................. 44,200 159,563
Tokyo Gas Co. Ltd. ................. 146,700 3,294,466
6,824,212
Security
Shares
Shares Value
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd. ....... 96,302 $ 6,836,988
CSX Corp. ....................... 198,416 5,922,718
Daqin Railway Co. Ltd., Class A ......... 685,600 673,491
Norfolk Southern Corp. ............... 30,479 5,815,088
Union Pacific Corp. ................. 110,555 22,952,323
West Japan Railway Co. .............. 50,100 1,909,539
44,110,147
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc. .............. 358,996 11,642,240
EssilorLuxottica SA ................. 92,742 16,794,049
Koninklijke Philips NV
(e)
............... 222,076 4,224,435
Medtronic plc ..................... 304,069 21,455,109
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 31,800 1,238,786
Zimmer Biomet Holdings, Inc. .......... 88,788 9,270,355
64,624,974
Health Care Providers & Services — 0.7%
Bangkok Dusit Medical Services PCL, NVDR 3,308,400 2,438,835
Bumrungrad Hospital PCL, NVDR ....... 16,600 119,977
Cardinal Health, Inc. ................. 101,098 9,199,918
Cigna Group (The) .................. 34,357 10,623,184
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 438,879
Elevance Health, Inc. ................ 21,845 9,832,216
Hapvida Participacoes e Investimentos SA
(b)(c)(e)
7,873,820 5,762,760
Humana, Inc. ..................... 3,598 1,884,237
IHH Healthcare Bhd. ................ 313,300 394,380
Laboratory Corp. of America Holdings ..... 43,124 8,613,157
Scientific & Medical Equipment House Co.
(e)
. 28,697 316,533
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 671,700 1,649,470
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 221,000 321,511
UnitedHealth Group, Inc. .............. 38,640 20,694,038
72,289,095
Health Care REITs — 0.5%
Assura plc ....................... 24,836,689 12,358,866
Community Healthcare Trust, Inc. ........ 56,611 1,623,037
Healthpeak Properties, Inc. ............ 445,350 6,925,193
Omega Healthcare Investors, Inc. ........ 255,726 8,464,531
Physicians Realty Trust ............... 930,469 10,104,893
Target Healthcare REIT plc ............ 7,601,753 6,661,716
Ventas, Inc. ...................... 75,338 3,198,852
Welltower, Inc. ..................... 54,792 4,581,159
53,918,247
Hotels, Restaurants & Leisure — 0.1%
Americana Restaurants International plc ... 838,597 844,761
Codere New Topco SA
(e)(f)
............. 12,874 —
Gourmet Master Co. Ltd. .............. 106,000 318,488
OPAP SA, Class R .................. 273,873 4,638,939
Sands China Ltd.
(e)
.................. 1,806,000 4,861,841
Seera Group Holding
(e)
............... 44,255 278,393
10,942,422
Household Durables — 0.2%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 1,204,338 4,297,325
Newell Brands, Inc. ................. 437,798 2,942,003
Sony Group Corp., ADR .............. 66,063 5,486,532
Taylor Wimpey plc .................. 9,656,936 13,043,088
25,768,948

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.0%
Reckitt Benckiser Group plc ............ 37,321 $ 2,497,035
Unilever Indonesia Tbk. PT ............ 522,800 119,203
2,616,238
Independent Power and Renewable Electricity Producers — 0.1%
Boralex, Inc., Class A ................ 84,551 1,573,652
CGN Power Co. Ltd., Class H
(b)(c)
........ 361,000 86,751
China Longyuan Power Group Corp. Ltd., Class
H ........................... 750,000 634,896
Huadian Power International Corp. Ltd., Class
H ........................... 1,108,000 444,891
RWE AG ........................ 85,667 3,278,084
6,018,274
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............ 13,840,000 5,034,710
Industries Qatar QSC ................ 113,062 379,283
Siemens AG (Registered) ............. 58,790 7,801,366
Sime Darby Bhd. ................... 381,100 183,164
13,398,523
Industrial REITs — 0.4%
ESR Kendall Square REIT Co. Ltd. ....... 2,366,330 5,614,692
Goodman Group ................... 565,513 7,482,817
LondonMetric Property plc ............. 2,556,039 5,150,802
Prologis, Inc. ...................... 135,814 13,683,261
Rexford Industrial Realty, Inc. .......... 219,443 9,488,715
Warehouses De Pauw CVA ............ 312,921 7,742,455
49,162,742
Insurance — 0.9%
American International Group, Inc. ....... 170,215 10,435,882
ASR Nederland NV ................. 93,082 3,473,678
Assurant, Inc. ..................... 68,317 10,172,401
Cathay Financial Holding Co. Ltd. ........ 601,000 815,587
Fidelity National Financial, Inc., Class A .... 244,542 9,559,147
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,087,000 358,666
Phoenix Group Holdings plc ........... 464,454 2,565,595
Powszechny Zaklad Ubezpieczen SA ..... 441,149 4,991,989
Prudential plc ..................... 1,838,578 19,224,886
Sampo OYJ, Class A ................ 135,286 5,320,636
Tryg A/S ......................... 361,025 7,049,940
Willis Towers Watson plc .............. 26,636 6,283,166
Zurich Insurance Group AG ............ 38,322 18,202,664
98,454,237
Interactive Media & Services — 0.0%
Alphabet, Inc., Class C
(e)
.............. 7,776 974,333
Autohome, Inc., ADR, Class A .......... 31,959 854,903
Meta Platforms, Inc., Class A
(e)
.......... 2,942 886,336
Tencent Holdings Ltd. ................ 49,500 1,831,934
4,547,506
IT Services — 0.5%
Accenture plc, Class A ............... 55,203 16,400,259
Arabian Internet & Communications Services
Co. .......................... 11,311 944,101
Cognizant Technology Solutions Corp., Class A 153,213 9,877,642
HCL Technologies Ltd. ............... 162,093 2,486,252
Infosys Ltd., ADR ................... 323,549 5,312,674
NEXTDC Ltd.
(e)
.................... 1,019,065 7,652,022
Samsung SDS Co. Ltd. ............... 2,190 224,486
SUNeVision Holdings Ltd. ............. 13,571,000 5,047,811
Tata Consultancy Services Ltd. ......... 226,251 9,159,454
57,104,701
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.
(e)
............... 153,334 $ 4,354,686
Joinn Laboratories China Co. Ltd., Class A .. 1,111,040 4,057,084
Lonza Group AG (Registered) .......... 15,495 5,426,411
13,838,181
Machinery — 0.3%
Alfa Laval AB ..................... 71,070 2,303,150
Epiroc AB, Class A .................. 168,719 2,779,598
Komatsu Ltd. ..................... 322,700 7,414,484
Otis Worldwide Corp. ................ 218,035 16,834,482
Volvo AB, Class B .................. 273,988 5,429,126
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H ......... 557,400 289,782
35,050,622
Marine Transportation — 0.0%
Evergreen Marine Corp. Taiwan Ltd. ...... 100,000 332,778
MISC Bhd. ....................... 137,700 209,534
Sincere Navigation Corp. ............. 97,000 65,009
607,321
Media — 0.1%
Comcast Corp., Class A .............. 201,121 8,304,286
Fox Corp., Class A .................. 144,675 4,396,673
Learfield Communications LLC, (Acquired
09/13/23, cost $160,629)
(e)(f)(g)
........ 12,784 485,792
SES SA, ADR ..................... 354,248 2,066,859
15,253,610
Metals & Mining — 0.1%
Alrosa PJSC
(f)
..................... 607,124 65
Barrick Gold Corp. .................. 221,519 3,539,874
Gold Fields Ltd. .................... 315,089 4,156,638
Gold Fields Ltd., ADR ................ 120,781 1,572,569
Hochschild Mining plc
(e)
............... 107,064 121,968
Novolipetsk Steel PJSC
(e)(f)
............ 14 —
Zijin Mining Group Co. Ltd., Class H ...... 3,684,000 5,698,823
15,089,937
Multi-Utilities — 0.6%
Ameren Corp. ..................... 68,745 5,204,684
CMS Energy Corp. .................. 117,484 6,384,081
Consolidated Edison, Inc. ............. 17,942 1,575,128
Dominion Energy, Inc. ................ 57,360 2,312,755
DTE Energy Co. ................... 85,332 8,224,298
Engie SA ........................ 271,701 4,321,374
National Grid plc ................... 1,103,075 13,151,938
NiSource, Inc. ..................... 231,308 5,819,709
Public Service Enterprise Group, Inc. ..... 22,405 1,381,268
Qatar Electricity & Water Co. QSC ....... 41,488 188,239
Sempra ......................... 210,381 14,732,982
63,296,456
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ...... 155,205 14,454,242
Boston Properties, Inc. ............... 155,853 8,349,045
SL Green Realty Corp. ............... 168,096 4,923,532
27,726,819
Oil, Gas & Consumable Fuels — 1.5%
Bharat Petroleum Corp. Ltd. ........... 250,816 1,051,460
BP plc .......................... 2,104,552 12,850,436
Cheniere Energy, Inc. ................ 52,619 8,756,854
China Petroleum & Chemical Corp., Class H 18,937,100 9,685,149
China Suntien Green Energy Corp. Ltd., Class
H ........................... 233,000 81,041
ConocoPhillips .................... 21,829 2,593,285
DT Midstream, Inc. .................. 73,556 3,969,817

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA, ADR .................. 282,251 $ 3,333,384
Enbridge, Inc. ..................... 278,091 8,911,746
Energy Transfer LP ................. 225,563 2,966,153
Enterprise Products Partners LP ......... 115,671 3,012,073
Equitrans Midstream Corp. ............ 39,040 346,285
Gibson Energy, Inc. ................. 30,689 466,282
Kinder Morgan, Inc. ................. 39,501 639,916
Koninklijke Vopak NV ................ 56,313 1,898,713
Kosmos Energy Ltd.
(e)
................ 630,132 4,562,156
LUKOIL PJSC
(f)
.................... 417,114 45
MOL Hungarian Oil & Gas plc .......... 579,663 4,612,289
MPLX LP ........................ 88,626 3,194,081
Novatek PJSC
(f)
.................... 690 —
NuStar Energy LP .................. 36,904 631,058
Oil & Natural Gas Corp. Ltd. ........... 330,733 740,043
ONEOK, Inc. ...................... 6,266 408,543
Pembina Pipeline Corp. .............. 289,039 8,895,752
Petronas Dagangan Bhd. ............. 21,400 102,677
Petronet LNG Ltd. .................. 150,530 360,815
Plains All American Pipeline LP ......... 205,751 3,117,128
PTT Exploration & Production PCL, NVDR .. 485,800 2,218,566
Qatar Fuel QSC .................... 37,378 152,235
Qatar Gas Transport Co. Ltd. ........... 224,035 216,287
Saudi Arabian Oil Co.
(b)(c)
.............. 274,425 2,438,091
Shell plc ......................... 1,054,932 34,184,682
S-Oil Corp. ....................... 89,400 4,412,121
Suncor Energy, Inc. ................. 207,400 6,719,760
Targa Resources Corp. ............... 98,819 8,262,257
TC Energy Corp. ................... 117,116 4,033,605
Western Midstream Partners LP ......... 65,597 1,759,967
Williams Cos., Inc. (The) .............. 279,480 9,614,112
161,198,864
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ ................ 126,835 4,271,286
Passenger Airlines — 0.0%
InterGlobe Aviation Ltd.
(b)(c)(e)
........... 125,339 3,694,063
Personal Care Products — 0.2%
By-health Co. Ltd., Class A ............ 598,800 1,494,254
Colgate-Palmolive India Ltd. ........... 26,984 685,104
Dabur India Ltd. .................... 140,343 891,546
Godrej Consumer Products Ltd.
(e)
........ 387,948 4,622,416
Haleon plc ....................... 702,954 2,817,503
Hengan International Group Co. Ltd. ...... 103,500 346,652
Hindustan Unilever Ltd. ............... 22,726 678,221
L'Oreal SA ....................... 5,516 2,318,544
Unilever plc, ADR .................. 106,573 5,046,232
18,900,472
Pharmaceuticals — 1.0%
AstraZeneca plc ................... 199,148 24,934,077
Asymchem Laboratories Tianjin Co. Ltd., Class
A ........................... 219,500 4,514,635
Bayer AG (Registered) ............... 143,982 6,221,255
China Resources Pharmaceutical Group Ltd.
(b)
(c)
........................... 706,000 438,565
Cipla Ltd. ........................ 83,785 1,207,771
CSPC Pharmaceutical Group Ltd. ........ 1,692,000 1,477,911
Dr Reddy's Laboratories Ltd., ADR ....... 9,301 605,774
Dr. Reddy's Laboratories Ltd. ........... 29,318 1,892,319
Eli Lilly & Co. ..................... 5,542 3,069,880
Jamjoom Pharmaceuticals Factory Co. .... 12,005 346,090
Lupin Ltd. ........................ 79,704 1,080,071
Merck KGaA ...................... 21,445 3,239,019
Novartis AG (Registered) ............. 37,897 3,547,901
Security
Shares
Shares Value
Pharmaceuticals (continued)
Novo Nordisk A/S, Class B ............ 247,681 $ 23,895,331
Novo Nordisk A/S, ADR .............. 13,704 1,323,395
Sanofi SA ........................ 346,740 31,486,149
Sun Pharmaceutical Industries Ltd. ....... 20,081 262,542
Torrent Pharmaceuticals Ltd. ........... 22,187 512,861
Yunnan Baiyao Group Co. Ltd., Class A .... 336,200 2,328,250
Zydus Lifesciences Ltd. .............. 85,372 588,268
112,972,064
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. ......... 794,779 6,962,264
Experian plc ...................... 111,191 3,373,404
Leidos Holdings, Inc. ................ 130,712 12,956,173
NMG, Inc.
(e)
....................... 3,714 396,469
Paychex, Inc. ..................... 144,709 16,069,934
RELX plc ........................ 558,468 19,491,645
Robert Half, Inc. ................... 17,814 1,331,953
SS&C Technologies Holdings, Inc. ....... 215,580 10,832,895
71,414,737
Real Estate Management & Development — 0.2%
ADLER Group SA
(e)
................. 34,591 15,167
ADLER Group SA
(b)(c)(e)
............... 76,594 33,877
Aldar Properties PJSC ............... 59,104 83,676
Barwa Real Estate Co. ............... 234,595 163,012
CK Asset Holdings Ltd. ............... 1,775,000 8,872,026
Corp. Inmobiliaria Vesta SAB de CV, ADR .. 107,028 3,364,960
Hang Lung Properties Ltd. ............. 3,264,000 4,290,389
Mabanee Co. KPSC ................. 36,212 96,632
VGP NV ......................... 35,296 2,873,334
Vonovia SE ....................... 252,868 5,821,549
25,614,622
Residential REITs — 0.3%
Sun Communities, Inc. ............... 115,304 12,826,417
UDR, Inc. ........................ 474,974 15,108,923
27,935,340
Retail REITs — 0.2%
Link REIT ........................ 2,425,300 11,130,048
Spirit Realty Capital, Inc. .............. 303,042 10,906,482
22,036,530
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV .................. 9,845 5,918,031
Inari Amertron Bhd. ................. 294,500 176,570
Intel Corp. ....................... 58,534 2,136,491
MediaTek, Inc. ..................... 631,000 16,468,698
Novatek Microelectronics Corp. ......... 46,000 647,821
STMicroelectronics NV ............... 97,135 3,702,797
Taiwan Semiconductor Manufacturing Co. Ltd. 3,284,000 53,635,992
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 39,574 3,415,632
United Microelectronics Corp., ADR ...... 160,292 1,141,279
87,243,311
Software — 0.5%
Ahnlab, Inc. ...................... 1,429 67,986
Birlasoft Ltd. ...................... 70,473 463,959
Microsoft Corp. .................... 113,921 38,517,829
Oracle Corp. ...................... 144,782 14,970,459
SAP SE ......................... 15,724 2,109,097
Shanghai Baosight Software Co. Ltd., Class A 56,300 327,203
56,456,533
Specialized REITs — 0.8%
American Tower Corp. ............... 158,350 28,216,386
Crown Castle, Inc. .................. 114,258 10,623,709

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
Digital Realty Trust, Inc. .............. 48,266 $ 6,002,360
EPR Properties .................... 220,883 9,431,704
Equinix, Inc. ...................... 7,544 5,504,404
SBA Communications Corp. ........... 43,572 9,090,426
VICI Properties, Inc. ................. 530,804 14,809,432
83,678,421
Specialty Retail — 0.0%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 643,411 588,582
Chow Tai Fook Jewellery Group Ltd. ...... 523,200 738,824
Industria de Diseno Textil SA ........... 64,538 2,227,721
Jarir Marketing Co. .................. 114,590 442,281
JUMBO SA ....................... 16,252 427,499
MR DIY Group M Bhd.
(b)(c)
............. 411,600 127,877
Trent Ltd. ........................ 17,970 465,142
5,017,926
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 133,051 22,721,119
Asustek Computer, Inc. ............... 223,000 2,338,185
Compal Electronics, Inc. .............. 1,863,000 1,620,503
HP, Inc. ......................... 94,330 2,483,709
Lite-On Technology Corp. ............. 78,000 242,854
Pegatron Corp. .................... 58,000 135,350
Samsung Electronics Co. Ltd. .......... 24,780 1,233,421
Samsung Electronics Co. Ltd., GDR
(b)(c)
.... 13,127 16,414,994
47,190,135
Textiles, Apparel & Luxury Goods — 0.1%
Kering SA ........................ 1,069 434,764
LVMH Moet Hennessy Louis Vuitton SE .... 17,368 12,434,282
Ralph Lauren Corp., Class A ........... 21,298 2,396,664
15,265,710
Tobacco — 0.2%
British American Tobacco plc ........... 341,300 10,195,466
Philip Morris International, Inc. .......... 187,950 16,757,622
26,953,088
Trading Companies & Distributors — 0.1%
Azelis Group NV ................... 85,817 1,463,642
BOC Aviation Ltd.
(b)(c)
................ 724,500 4,455,737
Ferguson plc ...................... 61,905 9,298,368
15,217,747
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(c)
................... 86,043 12,484,902
Aeroports de Paris SA ............... 76,378 8,577,152
Atlas Arteria Ltd.
(h)
.................. 1,760,681 5,952,198
Auckland International Airport Ltd. ....... 1,120,168 4,790,157
Flughafen Zurich AG (Registered) ........ 44,928 8,395,333
Fraport AG Frankfurt Airport Services
Worldwide
(e)
.................... 101,324 5,035,751
Getlink SE ....................... 139,789 2,257,409
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 419,115 4,893,201
Japan Airport Terminal Co. Ltd. ......... 42,100 1,851,518
Jiangsu Expressway Co. Ltd., Class H .... 192,000 174,555
Malaysia Airports Holdings Bhd. ......... 181,100 280,978
Salik Co. PJSC .................... 2,208,809 1,918,350
Saudi Ground Services Co.
(e)
........... 23,065 179,215
Saudi Industrial Services Co. ........... 41,683 279,435
Shanghai International Port Group Co. Ltd.,
Class A ....................... 246,900 168,190
Taiwan High Speed Rail Corp. .......... 276,000 250,592
Transurban Group
(h)
................. 2,730,354 20,555,452
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Zhejiang Expressway Co. Ltd., Class H .... 272,000 $ 204,744
78,249,132
Water Utilities — 0.0%
United Utilities Group plc .............. 262,026 3,388,931
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR ....... 1,003,600 6,146,961
Axiata Group Bhd. .................. 250,500 114,614
CELCOMDIGI Bhd. ................. 235,000 208,637
Etihad Etisalat Co. .................. 65,412 803,789
Far EasTone Telecommunications Co. Ltd. .. 345,000 808,137
Intouch Holdings PCL, NVDR .......... 545,700 1,077,904
Maxis Bhd. ....................... 127,400 105,932
Mobile Telecommunications Co. KSCP .... 278,483 433,228
Mobile Telecommunications Co. Saudi Arabia 77,821 286,498
Mobile TeleSystems PJSC
(f)
............ 26,804 3
Rogers Communications, Inc., Class B .... 129,374 4,793,392
SK Telecom Co. Ltd. ................. 44,190 1,611,474
SK Telecom Co. Ltd., ADR
(i)
............ 32,298 654,357
Taiwan Mobile Co. Ltd. ............... 236,000 697,443
Tele2 AB, Class B .................. 548,953 3,898,468
Vodafone Group plc ................. 7,806,296 7,186,004
28,826,841
Total Common Stocks — 23.1%
(Cost: $2,547,526,809) ........................... 2,539,004,272
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.85%, 10/30/24 ................. USD 1,345 1,303,454
3.65%, 03/01/47 ................. 730 454,664
3.63%, 03/01/48 ................. 310 192,116
3.85%, 11/01/48 ................. 325 210,122
3.90%, 05/01/49 ................. 300 195,401
5.81%, 05/01/50 ................. 4,175 3,594,260
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 1,096 1,094,786
7.13%, 06/15/26 ................. 4,497 4,326,951
7.88%, 04/15/27 ................. 6,386 6,143,160
6.00%, 02/15/28 ................. 923 816,743
7.50%, 02/01/29 ................. 2,581 2,390,680
7.45%, 05/01/34 ................. 946 1,059,520
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 2,252 1,981,726
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 169 149,108
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 4,102 3,990,220
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
3,097 2,877,131
General Dynamics Corp.
4.25%, 04/01/40 ................. 50 40,529
4.25%, 04/01/50 ................. 104 81,013
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 343,487
4.40%, 06/15/28 ................. 2,227 2,079,824
2.90%, 12/15/29 ................. 366 307,831
1.80%, 01/15/31 ................. 915 681,720
5.40%, 07/31/33 ................. 135 126,148
4.85%, 04/27/35 ................. 200 174,918
5.05%, 04/27/45 ................. 120 99,602
5.60%, 07/31/53 ................. 201 177,619

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
4.50%, 05/15/36 ................. USD 224 $ 196,155
4.07%, 12/15/42 ................. 68 52,691
5.70%, 11/15/54 ................. 550 515,054
5.20%, 02/15/55 ................. 299 260,693
5.90%, 11/15/63 ................. 25 23,895
Northrop Grumman Corp.
4.03%, 10/15/47 ................. 59 42,887
5.25%, 05/01/50 ................. 600 521,667
4.95%, 03/15/53 ................. 50 41,416
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 3,343 3,167,742
RTX Corp.
2.25%, 07/01/30 ................. 400 313,861
4.50%, 06/01/42 ................. 871 675,880
4.15%, 05/15/45 ................. 385 275,933
2.82%, 09/01/51 ................. 47 25,339
3.03%, 03/15/52 ................. 625 349,270
5.38%, 02/27/53 ................. 1,288 1,091,798
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 372 371,082
9.38%, 11/30/29 ................. 3,195 3,281,044
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 15,706 15,336,275
7.50%, 03/15/27 ................. 2,071 2,068,465
6.75%, 08/15/28
(b)
................ 14,508 14,087,026
6.88%, 12/15/30
(b)
................ 994 959,767
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 4,875 4,734,787
83,285,460
Air Freight & Logistics — 0.0%
FedEx Corp.
4.55%, 04/01/46 ................. 519 391,513
5.25%, 05/15/50 ................. 108 89,716
United Parcel Service, Inc., 5.05%, 03/03/53 96 82,417
563,646
Automobile Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 217 225,285
Aptiv plc
3.25%, 03/01/32 ................. USD 775 621,107
3.10%, 12/01/51 ................. 638 343,661
4.15%, 05/01/52 ................. 200 131,701
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 4,551 4,514,878
6.25%, 05/15/26 ................. 3,665 3,582,856
8.50%, 05/15/27 ................. 14,003 13,787,001
6.75%, 05/15/28 ................. 3,724 3,630,378
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 ................. EUR 375 312,602
8.50%, 07/15/31 ................. 1,157 1,248,706
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,170,580
Dometic Group AB, 3.00%, 05/08/26
(c)
.... EUR 114 112,180
Forvia SE
(c)
7.25%, 06/15/26 ................. 1,271 1,385,190
2.75%, 02/15/27 ................. 1,342 1,288,623
3.75%, 06/15/28 ................. 748 719,629
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 784,341
5.63%, 04/30/33 ................. 2,063 1,654,316
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(c)
. EUR 478 343,925
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 2,896 2,647,152
5.25%, 05/15/27 ................. 3,339 2,859,019
4.38%, 02/01/29 ................. 2,191 1,687,130
Security
Par (000)
Par (000) Value
Automobile Components (continued)
IHO Verwaltungs GmbH
(c)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 .................... EUR 160 $ 158,944
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 906 861,784
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
................... 1,164 1,267,198
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... USD 948 760,770
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,700 1,649,800
2.50%, 10/23/27 ................. 500 464,347
ZF Finance GmbH
(c)
5.75%, 08/03/26 ................. 1,200 1,271,117
2.00%, 05/06/27 ................. 700 649,938
2.75%, 05/25/27 ................. 400 380,921
50,515,079
Automobiles — 0.2%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 1,548 1,168,351
6.10%, 08/19/32 ................. 3,063 2,833,119
General Motors Co.
6.13%, 10/01/25 ................. 2,110 2,106,253
5.60%, 10/15/32 ................. 530 483,962
6.25%, 10/02/43 ................. 345 296,511
5.40%, 04/01/48 ................. 222 166,429
5.95%, 04/01/49 ................. 181 146,342
Hyundai Capital America
(b)
0.88%, 06/14/24 ................. 1,459 1,411,913
1.00%, 09/17/24 ................. 3,900 3,726,875
2.65%, 02/10/25 ................. 2,653 2,538,020
6.10%, 09/21/28 ................. 28 27,538
Nissan Motor Acceptance Co. LLC
(b)
1.85%, 09/16/26 ................. 1,325 1,146,979
7.05%, 09/15/28 ................. 1,666 1,645,396
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 1,495 1,351,743
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 5,800 5,750,117
Renault SA, 1.25%, 06/24/25
(c)
......... 100 99,307
Volkswagen Group of America Finance LLC
(b)
4.63%, 11/13/25 ................. USD 204 199,036
1.25%, 11/24/25 ................. 505 460,127
ZF Europe Finance BV, 6.13%, 03/13/29
(c)
.. EUR 900 943,958
ZF Finance GmbH, 2.25%, 05/03/28
(c)
.... 400 358,230
26,860,206
Banks — 4.0%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.67%), 4.38%
(a)(c)(k)
........ 3,000 2,901,691
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a)(c)(k)
. 7,400 7,742,617
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 1,675 1,751,383
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 352 359,207
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 4,509 4,199,410
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 2,784 2,537,269
Banco Bradesco SA, 3.20%, 01/27/25
(c)
... USD 1,408 1,349,850
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(c)
.............. EUR 1,200 1,243,368
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
..................... 1,600 1,476,159

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... EUR 700 $ 732,012
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 1,100 1,083,891
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 5,500 5,203,842
(5-Year EUR Swap Annual + 3.15%),
6.00%, 08/16/33 ............... 1,300 1,276,555
Banco do Brasil SA
4.75%, 03/20/24
(c)
................ USD 2,014 1,995,431
6.25%, 04/18/30
(b)
................ 1,563 1,494,814
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ................. EUR 800 220,085
4.75%, 01/15/18 ................. 1,500 412,659
4.00%, 01/21/19 ................. 5,400 1,485,572
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(k)
....... USD 1,725 1,455,986
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,048 1,510,666
Banco Santander SA
(5-Year EURIBOR ICE Swap Rate +
5.00%), 8.12%
(a)(c)(k)
............. EUR 1,600 1,664,613
(5-Year EUR Swap Annual + 4.10%),
4.75%
(a)(c)(k)
................... 2,000 1,756,230
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(k)
................... 5,000 4,385,666
(5-Year EURIBOR ICE Swap Rate +
3.76%), 3.63%
(a)(c)(k)
............. 400 272,990
6.92%, 08/08/33 ................. USD 1,000 928,779
Bangkok Bank PCL
(b)
5.30%, 09/21/28 ................. 2,671 2,587,558
5.50%, 09/21/33 ................. 2,671 2,492,684
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(c)
........ 2,232 1,911,150
Bank of America Corp.
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28
(a)
................... 2,250 2,036,142
(1-day SOFR + 2.04%), 4.95%, 07/22/28
(a)
581 552,148
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(a)
2,259 2,243,763
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28
(a)
................... 4,860 4,326,032
(1-day SOFR + 1.57%), 5.82%, 09/15/29
(a)
1,215 1,183,080
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30
(a)
................... 1,387 1,226,629
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30
(a)
................... 400 335,442
(1-day SOFR + 1.37%), 1.92%, 10/24/31
(a)
265 195,420
Series N, (1-day SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 835,344
(1-day SOFR + 1.32%), 2.69%, 04/22/32
(a)
1,046 802,019
(1-day SOFR + 1.33%), 2.97%, 02/04/33
(a)
2,704 2,072,437
Series L, 4.75%, 04/21/45 .......... 167 131,240
(3-mo. CME Term SOFR + 2.25%), 4.44%,
01/20/48
(a)
................... 76 57,485
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(a)
633 349,718
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(c)
... EUR 525 497,175
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(k)
.................... 2,339 2,435,921
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(k)
.................... 2,700 2,699,742
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
................... USD 1,355 1,342,292
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 2.80%),
2.38%, 10/14/29
(c)
.............. EUR 712 $ 726,471
Bankinter SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.71%), 6.25% 1,400 1,402,864
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38% ................ 2,600 2,618,470
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(k)
.................... USD 6,534 6,390,541
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a)(c)(k)
................... GBP 284 320,593
3.65%, 03/16/25 ................. USD 735 706,816
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25
(a)
................... 455 448,802
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
. GBP 3,252 3,677,065
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
.................... USD 15,800 14,112,878
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(k)
GBP 4,026 4,361,342
5.20%, 05/12/26 ................. USD 2,100 2,005,622
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
2,035 1,988,502
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(k)
GBP 2,400 2,694,799
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
.................... USD 4,905 3,352,415
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
.................... 11,470 10,145,215
(1-day SOFR + 2.22%), 6.49%, 09/13/29
(a)
2,716 2,647,877
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,126,525
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,318 1,111,338
BNP Paribas SA
(a)
(USISOA05 + 4.15%), 6.63%
(b)(k)
...... 700 690,206
(6-mo. LIBOR USD + 0.08%), 5.97%
(k)
.. 450 412,650
(3-mo. CME Term SOFR + 2.50%), 4.71%,
01/10/25
(b)
................... 3,635 3,621,279
(5-Year USD Swap Semi + 5.15%), 7.38%
(b)
(k)
......................... 1,000 974,187
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(b)(k)
.................... 7,036 6,741,816
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b)(k)
.................... 8,000 7,417,386
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)(k)
.................... EUR 5,800 5,778,040
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(c)(k)
.............. 600 612,716
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)(k)
.................... USD 10,475 7,264,132
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.50%), 6.75% EUR 9,400 9,832,515
(5-Year EUR Swap Annual + 4.50%), 5.25% 1,800 1,647,652
(5-Year EUR Swap Annual + 6.35%), 5.88% 800 765,997
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.16%), 3.35%,
04/24/25 .................... USD 1,025 1,009,184

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(k)
..................... USD 1,133 $ 1,091,015
(3-mo. CME Term SOFR + 1.60%), 3.98%,
03/20/30 .................... 188 166,327
(1-day SOFR + 1.42%), 2.98%, 11/05/30 425 348,886
(1-day SOFR + 1.15%), 2.67%, 01/29/31 1,775 1,414,226
(1-day SOFR + 2.11%), 2.57%, 06/03/31 405 317,137
(1-day SOFR + 1.17%), 2.56%, 05/01/32 665 504,607
(1-day SOFR + 2.66%), 6.17%, 05/25/34 4,383 4,074,150
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
..................... EUR 13,400 13,044,257
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 600 729,188
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.10%), 4.63%
(a)(c)(k)
.... EUR 2,200 2,148,843
Credit Agricole SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
4.44%), 7.25%
(c)
............... 1,000 1,043,551
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
..................... USD 22,818 16,890,037
Discover Bank, (USISOA05 + 1.73%), 5.97%,
08/09/28
(a)
.................... 800 720,000
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... 489 473,645
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 2,091 1,542,113
HSBC Bank Capital Funding Sterling 1 LP,
(Sterling Overnight Index Average + 2.04%),
5.84%
(a)(c)(k)
................... GBP 879 1,039,500
HSBC Holdings plc
(5-Year USD Swap Rate + 4.37%), 6.38%
(a)
(k)
......................... USD 2,900 2,733,793
4.25%, 08/18/25 ................. 500 478,979
(BPSWS5 + 4.28%), 5.88%
(a)(k)
....... GBP 600 642,888
(5-Year USD Swap Rate + 3.75%), 6.00%
(a)
(k)
......................... USD 2,600 2,264,509
(1-day SOFR + 1.57%), 5.89%, 08/14/27
(a)
1,451 1,425,494
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(a)
830 851,414
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(k)
.................... 11,230 8,119,387
(1-day SOFR + 1.19%), 2.80%, 05/24/32
(a)
877 660,268
(1-day SOFR + 4.25%), 8.11%, 11/03/33
(a)
1,111 1,149,701
(1-day SOFR + 2.65%), 6.33%, 03/09/44
(a)
355 329,123
ING Groep NV
(a)(k)
(5-Year USD Swap Rate + 4.20%), 6.75%
(c)
5,877 5,743,945
(5-Year USD Swap Semi + 4.45%), 6.50% 2,710 2,535,610
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 679 597,211
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 19,345 13,501,582
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 6.07%),
5.88%
(a)(c)(k)
................... EUR 400 400,491
5.71%, 01/15/26
(b)
................ USD 1,289 1,222,860
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(k)
................... EUR 6,127 6,227,653
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(k)
................... 2,020 1,779,354
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(c)(k)
............. 1,350 1,435,563
5.15%, 06/10/30
(c)
................ GBP 1,602 1,604,316
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
.................. USD 2,695 $ 1,915,588
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
.................. 940 551,310
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,548,842
JPMorgan Chase & Co.
(1-day SOFR + 1.16%), 2.30%, 10/15/25
(a)
350 336,867
(1-day SOFR + 0.77%), 1.47%, 09/22/27
(a)
222 193,392
(1-day SOFR + 1.56%), 4.32%, 04/26/28
(a)
2,200 2,066,551
(1-day SOFR + 1.89%), 2.18%, 06/01/28
(a)
4,340 3,772,736
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(a)
1,609 1,337,418
(1-day SOFR + 1.45%), 5.30%, 07/24/29
(a)
456 439,016
(1-day SOFR + 1.81%), 6.25%, 10/23/34
(a)
565 557,384
(3-mo. CME Term SOFR + 1.62%), 3.88%,
07/24/38
(a)
................... 1,685 1,289,245
(3-mo. CME Term SOFR + 2.46%), 3.11%,
04/22/41
(a)
................... 140 92,795
5.60%, 07/15/41 ................. 175 160,998
(1-day SOFR + 1.46%), 3.16%, 04/22/42
(a)
1,215 800,387
5.63%, 08/16/43 ................. 15 13,556
4.95%, 06/01/45 ................. 765 626,397
Series W, (3-mo. CME Term SOFR +
1.26%), 6.63%, 05/15/47
(a)
........ 19,006 16,131,432
KBC Group NV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.69%), 4.75% EUR 4,400 4,579,986
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00% ................ 2,000 2,097,294
Lloyds Banking Group plc
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(a)(c)(k)
............. 5,951 5,863,851
(5-Year USD Swap Rate + 4.50%), 7.50%
(a)
(k)
......................... USD 3,975 3,688,005
4.58%, 12/10/25 ................. 2,250 2,139,899
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(a)(k)
.................... 7,290 6,719,359
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(a)(k)
. GBP 1,809 2,053,082
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(k)
.................... USD 6,980 6,129,188
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 1,595 1,473,815
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.29%),
8.20%
(a)(k)
.................... 2,925 2,970,811
3.74%, 03/07/29 ................. 420 376,499
3.20%, 07/18/29 ................. 365 311,010
2.05%, 07/17/30 ................. 760 579,139
NatWest Group plc
(a)(k)
(5-Year USD Swap Semi + 5.72%), 8.00% 1,200 1,164,954
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%), 6.00% 2,000 1,832,217
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13% ... GBP 1,500 1,506,234
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.11%), 6.63%
(a)(c)(k)
.............. USD 1,100 1,028,340
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 2.28%), 6.88%, 10/20/34
(a)
.. 2,349 2,347,582
Santander UK Group Holdings plc, (BPSWS5 +
6.07%), 6.75%
(a)(c)(k)
.............. GBP 8,783 10,408,415

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(k)
....... USD 600 $ 560,552
Societe Generale SA
(a)(k)
(5-Year USD Swap Semi + 4.98%), 7.88%
(b)
300 297,250
(5-Year USD Swap Rate + 5.87%), 8.00%
(b)
1,900 1,861,013
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,854,157
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.39%),
9.38%
(b)
..................... 270 260,651
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
..................... EUR 3,300 3,286,591
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(b)
..................... USD 12,900 9,251,960
Standard Chartered plc
(a)(k)
(3-mo. LIBOR USD + 1.51%), 7.16%
(b)
.. 2,000 1,824,817
(3-mo. LIBOR USD + 1.51%), 7.16%
(c)
.. 300 273,723
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)
..................... 11,150 7,802,447
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26 ................. 1,975 1,948,952
5.52%, 01/13/28 ................. 544 529,782
1.90%, 09/17/28 ................. 580 474,313
3.04%, 07/16/29 ................. 130 109,603
Toronto-Dominion Bank (The)
5.53%, 07/17/26 ................. 1,324 1,310,298
5.16%, 01/10/28 ................. 83 80,019
Truist Financial Corp., (1-day SOFR + 2.45%),
7.16%, 10/30/29
(a)
............... 2,600 2,615,332
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c)(k)
.................... EUR 1,000 958,046
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c)(k)
.............. 4,968 5,112,083
(5-Year EUR Swap Annual + 2.40%),
2.00%, 09/23/29
(c)
.............. 909 917,424
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32
(c)
.............. 973 902,662
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
................... USD 1,779 1,650,829
US Bancorp, (1-day SOFR + 2.02%), 5.78%,
06/12/29
(a)
.................... 2,423 2,329,863
Wells Fargo & Co.
(1-day SOFR + 1.32%), 3.91%, 04/25/26
(a)
2,535 2,444,258
(1-day SOFR + 1.51%), 3.53%, 03/24/28
(a)
1,655 1,508,987
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28
(a)
................... 715 650,820
(1-day SOFR + 1.98%), 4.81%, 07/25/28
(a)
1,515 1,433,172
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a)(k)
.................... 2,253 2,255,922
(1-day SOFR + 1.74%), 5.57%, 07/25/29
(a)
2,224 2,144,567
(1-day SOFR + 1.79%), 6.30%, 10/23/29
(a)
1,345 1,333,878
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
1,922 1,689,348
(1-day SOFR + 2.02%), 5.39%, 04/24/34
(a)
1,293 1,170,495
(1-day SOFR + 2.06%), 6.49%, 10/23/34
(a)
530 520,779
5.61%, 01/15/44 ................. 816 687,724
4.65%, 11/04/44 ................. 210 154,799
4.75%, 12/07/46 ................. 545 401,381
(3-mo. CME Term SOFR + 4.50%), 5.01%,
04/04/51
(a)
................... 1,231 976,258
Security
Par (000)
Par (000) Value
Banks (continued)
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... USD 460 $ 334,314
3.13%, 11/18/41 ................. 218 127,337
Woori Bank, 4.88%, 01/26/28
(b)
........ 265 255,717
439,017,401
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 127,606
4.90%, 02/01/46 ................. 4,775 3,976,507
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 770 743,111
4.60%, 04/15/48 ................. 20 16,202
4.44%, 10/06/48 ................. 21 16,249
5.55%, 01/23/49 ................. 18 16,330
5.80%, 01/23/59 ................. 25 23,089
Coca-Cola Co. (The)
2.50%, 03/15/51 ................. 105 57,917
2.75%, 06/01/60 ................. 19 10,660
Constellation Brands, Inc., 5.25%, 11/15/48 . 109 91,106
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 310 229,414
PepsiCo, Inc.
4.65%, 02/15/53 ................. 80 67,117
3.88%, 03/19/60 ................. 15 10,519
5,385,827
Biotechnology — 0.1%
AbbVie, Inc.
4.30%, 05/14/36 ................. 1,025 870,438
4.40%, 11/06/42 ................. 1,068 848,144
4.45%, 05/14/46 ................. 1,037 805,889
4.88%, 11/14/48 ................. 893 739,396
4.25%, 11/21/49 ................. 56 42,027
Amgen, Inc.
5.15%, 03/02/28 ................. 139 135,661
2.00%, 01/15/32 ................. 825 610,458
5.25%, 03/02/33 ................. 604 563,292
4.56%, 06/15/48 ................. 162 122,557
3.00%, 01/15/52 ................. 995 565,299
4.20%, 02/22/52 ................. 1,045 735,173
4.88%, 03/01/53 ................. 450 351,324
5.65%, 03/02/53 ................. 541 475,817
2.77%, 09/01/53 ................. 174 90,906
4.40%, 02/22/62 ................. 428 296,099
5.75%, 03/02/63 ................. 294 254,639
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 366 346,602
6.25%, 04/01/28 ................. GBP 1,005 1,070,363
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 686 536,682
4.75%, 03/01/46 ................. 646 522,155
4.15%, 03/01/47 ................. 100 73,649
2.80%, 10/01/50 ................. 914 515,496
5.55%, 10/15/53 ................. 937 846,405
Grifols SA
(c)
1.63%, 02/15/25 ................. EUR 215 218,164
3.20%, 05/01/25 ................. 701 710,205
3.88%, 10/15/28 ................. 799 702,241
13,049,081
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 USD 1,125 604,811
Amazon.com, Inc.
3.30%, 04/13/27 ................. 35 32,788
3.15%, 08/22/27 ................. 549 507,936

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.88%, 08/22/37 ................. USD 1,075 $ 880,460
4.05%, 08/22/47 ................. 405 308,748
2.50%, 06/03/50 ................. 28 15,485
3.10%, 05/12/51 ................. 25 15,489
3.95%, 04/13/52 ................. 524 383,078
2.70%, 06/03/60 ................. 295 158,208
3.25%, 05/12/61 ................. 938 561,720
4.10%, 04/13/62 ................. 325 233,659
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 1,675 1,256,239
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,261,380
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
.................... 1,301 1,237,741
Marks & Spencer plc, 3.75%, 05/19/26
(c)
... GBP 150 171,247
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. USD 723 649,174
5.63%, 02/15/29 ................. 1,357 1,224,912
3.63%, 10/01/31 ................. 421 323,118
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 867 811,004
10,637,197
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,862 2,668,815
6.38%, 06/15/30 ................. 827 780,827
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,605,082
HT Troplast GmbH, 9.38%, 07/15/28
(c)
.... EUR 1,362 1,397,817
JELD-WEN, Inc., 4.63%, 12/15/25
(b)
..... USD 1,193 1,125,894
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 402 370,206
3.50%, 02/15/30 ................. 654 517,852
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 1,044 921,321
9.75%, 07/15/28 ................. 773 771,068
PCF GmbH, 4.75%, 04/15/26
(c)
........ EUR 589 441,552
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 4,197 3,880,490
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 400 369,711
4.75%, 01/15/28 ................. 1,012 905,638
4.38%, 07/15/30 ................. 1,611 1,316,224
3.38%, 01/15/31 ................. 861 651,533
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 146 132,199
17,856,229
Capital Markets — 1.3%
AerCap Ireland Capital DAC, 6.10%, 01/15/27 945 929,499
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,488,721
Ares Capital Corp., 7.00%, 01/15/27 ..... 720 717,362
Aretec Escrow Issuer 2, Inc., 10.00%,
08/15/30
(b)
.................... 500 505,625
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 602 599,701
3.25%, 03/15/27 ................. 408 351,938
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 747 698,039
3.40%, 07/15/26 ................. 1,401 1,250,061
Blue Owl Credit Income Corp., 5.50%, 03/21/25 1,605 1,552,909
Castor SpA, (3-mo. EURIBOR at 5.25% Floor +
5.25%), 9.10%, 02/15/29
(a)(c)
......... EUR 747 739,025
Charles Schwab Corp. (The)
3.45%, 02/13/26 ................. USD 567 532,733
5.88%, 08/24/26 ................. 744 738,853
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(a)
514 481,413
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 1,887 $ 1,611,390
Credit Suisse AG
4.75%, 08/09/24 ................. 702 692,726
3.63%, 09/09/24 ................. 1,695 1,651,981
7.95%, 01/09/25 ................. 420 425,990
7.50%, 02/15/28 ................. 651 675,939
Deutsche Bank AG
(a)
(5-Year USD Swap Rate + 5.00%), 7.50%
(k)
2,400 2,126,540
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(k)
............... 19,000 15,297,962
(1-day SOFR + 2.58%), 3.96%, 11/26/25 600 578,589
(1-day SOFR + 1.87%), 2.13%, 11/24/26 595 537,263
(1-day SOFR + 1.22%), 2.31%, 11/16/27 299 258,614
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c)(k)
............. EUR 5,400 5,701,170
(5-Year EURIBOR ICE Swap Rate +
5.69%), 6.75%
(c)(k)
.............. 3,800 3,315,198
(1-day SOFR + 3.18%), 6.72%, 01/18/29 USD 1,010 991,359
(1-day SOFR + 5.44%), 5.88%, 07/08/31 574 491,684
(1-day SOFR + 3.65%), 7.08%, 02/10/34 871 767,277
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 220,562
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.46%), 3.27%,
09/29/25
(a)
................... 930 902,515
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,856,935
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
1,470 1,119,992
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
1,171 869,173
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
1,120 842,076
6.75%, 10/01/37 ................. 450 439,590
Intercontinental Exchange, Inc., 5.20%,
06/15/62 ..................... 361 297,853
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 820 780,063
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 1,533 1,356,705
Morgan Stanley
(a)
(1-day SOFR + 1.16%), 3.62%, 04/17/25 990 977,213
(1-day SOFR + 0.88%), 1.59%, 05/04/27 1,075 955,219
(1-day SOFR + 1.61%), 4.21%, 04/20/28 6,400 5,968,644
3.59%, 07/22/28 ................. 1,430 1,296,884
(1-day SOFR + 1.73%), 5.12%, 02/01/29 1,250 1,190,114
(1-day SOFR + 1.63%), 5.45%, 07/20/29 745 716,496
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 .................... 1,042 948,766
(1-day SOFR + 1.14%), 2.70%, 01/22/31 1,530 1,229,318
(1-day SOFR + 3.12%), 3.62%, 04/01/31 285 241,303
(1-day SOFR + 2.05%), 6.63%, 11/01/34 1,420 1,417,870
Nasdaq, Inc., 5.55%, 02/15/34 ......... 810 751,349
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 96,525
6.13%, 11/02/32 ................. 779 750,899
S&P Global, Inc.
5.25%, 09/15/33
(b)
................ 340 320,790
3.25%, 12/01/49 ................. 406 252,968
3.70%, 03/01/52 ................. 67 45,270
2.30%, 08/15/60 ................. 56 26,028
Sherwood Financing plc, 6.00%, 11/15/26
(c)
. GBP 236 238,082
State Street Corp., (3-mo. CME Term SOFR +
1.26%), 6.67%, 06/15/47
(a)
.......... USD 30,005 24,003,945
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 2,651 2,612,799
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
(k)
......................... 14,176 14,056,709

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
(k)
......................... USD 11,156 $ 10,807,375
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
(k)
......................... 3,239 3,047,284
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(c)(k)
.................... 2,050 1,819,621
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(b)
................... 730 647,410
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(b)(k)
.................... 1,935 1,591,292
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25%,
09/22/29
(b)
................... 1,077 1,055,206
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)(k)
.................... 6,088 4,226,617
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(b)
3,840 4,301,626
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34
(b)
................... 2,520 2,387,013
Vivion Investments SARL, 3.00%, 08/08/24
(c)
EUR 900 871,345
143,247,005
Chemicals — 0.6%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... USD 365 276,031
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 230 176,312
Avient Corp., 7.13%, 08/01/30
(b)
........ 935 899,556
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 220 229,290
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,360,229
3.38%, 02/15/29 ................. 1,484 1,219,798
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
.................... 2,357 2,035,859
Celanese US Holdings LLC
6.35%, 11/15/28 ................. 779 760,558
6.55%, 11/15/30 ................. 742 713,694
6.70%, 11/15/33 ................. 1,048 995,382
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 1,136 960,772
4.63%, 11/15/29 ................. 464 358,383
Dow Chemical Co. (The), 6.90%, 05/15/53 . 91 90,967
DuPont de Nemours, Inc., 5.32%, 11/15/38 . 506 452,252
Eastman Chemical Co.
5.75%, 03/08/33 ................. 1,292 1,196,640
4.80%, 09/01/42 ................. 225 172,528
4.65%, 10/15/44 ................. 98 71,473
Ecolab, Inc., 2.70%, 12/15/51 ......... 416 228,335
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 7,172 6,102,322
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 1,645 1,569,563
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 1,121 1,097,907
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,371 2,611,085
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,308 776,366
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,801 2,616,974
INEOS Finance plc, 6.63%, 05/15/28
(c)
.... EUR 319 331,627
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 ................. 1,875 1,845,062
2.50%, 01/15/26 ................. 777 764,594
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 428,649
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
. 1,868 1,354,300
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 1,827 1,739,988
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 1,016 824,240
Security
Par (000)
Par (000) Value
Chemicals (continued)
LYB International Finance III LLC
1.25%, 10/01/25 ................. USD 800 $ 729,827
3.63%, 04/01/51 ................. 118 71,112
3.80%, 10/01/60 ................. 18 10,395
MEGlobal BV
(b)
4.25%, 11/03/26 ................. 816 768,215
2.63%, 04/28/28 ................. 803 684,774
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,130,444
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
EUR 678 686,642
Nobian Finance BV, 3.63%, 07/15/26
(c)
.... 1,192 1,126,689
Nutrien Ltd.
5.90%, 11/07/24 ................. USD 1,507 1,503,757
4.90%, 03/27/28 ................. 1,005 962,741
5.80%, 03/27/53 ................. 101 88,251
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................ EUR 1,970 2,066,718
9.75%, 11/15/28
(b)
................ USD 3,964 3,871,643
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 382,148
8.75%, 05/03/29
(b)
................ 2,671 2,537,450
SCIL IV LLC
5.38%, 11/01/26
(b)
................ 1,825 1,618,822
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.10%, 11/01/26
(a)(c)
............. EUR 584 611,751
9.50%, 07/15/28
(c)
................ 1,013 1,083,871
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 920 684,392
4.38%, 02/01/32 ................. 204 149,512
Sherwin-Williams Co. (The)
2.95%, 08/15/29 ................. 584 497,691
4.50%, 06/01/47 ................. 269 202,902
3.30%, 05/15/50 ................. 15 9,002
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 3,650 2,756,053
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 1,863 1,905,598
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 729 654,903
5.63%, 08/15/29 ................. 5,253 4,071,075
7.38%, 03/01/31 ................. 1,469 1,360,691
66,487,805
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
1,080 903,431
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 3,873 3,627,064
9.75%, 07/15/27
(b)
................ 5,391 4,682,763
3.63%, 06/01/28
(c)
................ EUR 808 687,803
4.63%, 06/01/28
(b)
................ USD 9,475 7,736,082
4.88%, 06/01/28
(c)
................ GBP 410 391,193
6.00%, 06/01/29
(b)
................ USD 6,106 4,411,585
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 822,107
4.75%, 10/15/29 ................. 1,044 892,861
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 549,318
5.75%, 07/15/29 ................. 2,047 1,701,802
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 1,401 1,369,495
5.00%, 02/01/28 ................. 2,849 2,612,956
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 99,259
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,539 1,434,649
6.38%, 02/01/31 ................. 807 767,023
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 1,506 1,174,680
5.00%, 09/01/30 ................. 398 307,858

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. USD 1,252 $ 1,116,653
9.50%, 11/01/27 ................. 396 359,844
7.75%, 02/15/28 ................. 3,436 3,304,332
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 638 613,283
3.75%, 08/01/25 ................. 2,171 2,053,272
5.13%, 12/15/26 ................. 301 285,616
4.00%, 08/01/28 ................. 1,744 1,500,867
3.50%, 09/01/28 ................. 542 464,080
4.75%, 06/15/29 ................. 1,486 1,300,847
4.38%, 08/15/29 ................. 1,396 1,190,513
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 813 824,136
4.88%, 08/15/25 ................. 1,396 1,323,689
9.25%, 03/15/28 ................. 158 142,755
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,338,989
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 3,052 2,364,187
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2,242 1,978,674
Paprec Holding SA
(c)
4.00%, 03/31/25 ................. EUR 871 907,748
3.50%, 07/01/28 ................. 413 385,539
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. USD 2,736 2,654,215
6.25%, 01/15/28 ................. 2,389 2,215,326
Q-Park Holding I BV
(c)
1.50%, 03/01/25 ................. EUR 1,183 1,206,357
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.80%, 03/01/26
(a)
.............. 360 375,202
Republic Services, Inc.
0.88%, 11/15/25 ................. USD 519 470,922
4.88%, 04/01/29 ................. 543 520,804
3.05%, 03/01/50 ................. 126 75,818
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,823 1,863,800
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 870 884,747
Verisure Holding AB
(c)
3.25%, 02/15/27 ................. 512 488,927
9.25%, 10/15/27 ................. 1,631 1,832,793
7.13%, 02/01/28 ................. 1,173 1,248,908
Waste Management, Inc., 4.15%, 07/15/49 . USD 110 82,435
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 6,218 5,715,617
Williams Scotsman, Inc.
(b)
6.13%, 06/15/25 ................. 1,546 1,519,023
7.38%, 10/01/31 ................. 1,603 1,576,744
78,358,591
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 1,337 802,200
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,658 2,232,668
4.75%, 09/01/29 ................. 433 295,522
Motorola Solutions, Inc., 4.60%, 02/23/28 .. 428 404,879
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 4,482 4,163,733
5.63%, 04/15/27 ................. 2,866 2,502,076
7.50%, 05/30/31 ................. 264 172,801
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 823 640,609
11,214,488
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... USD 926 $ 887,312
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,333,065
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ................. EUR 3,100 3,215,794
2.63%, 05/30/27 ................. 287 272,247
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... USD 8,125 8,064,063
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 182,756
1.50%, 06/08/28 ................. 1,600 1,452,759
2.00%, 09/15/32 ................. 1,300 1,059,210
2.00%, 02/15/33 ................. 1,800 1,447,424
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(l)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,502 1,295,835
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,008 1,130,835
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ................. 807 967,509
5.75%, 03/03/25 ................. 221 261,227
4.13%, 09/01/29 ................. 840 816,668
Webuild SpA, 7.00%, 09/27/28
(c)
........ EUR 989 1,024,224
24,410,928
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(b)(k)
.............. USD 1,330 1,224,079
Consumer Finance — 0.4%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,624,010
2.88%, 08/14/24 ................. 250 242,951
6.50%, 07/15/25 ................. 885 882,956
3.65%, 07/21/27 ................. 1,483 1,331,290
5.75%, 06/06/28 ................. 849 815,062
Ally Financial, Inc., 5.75%, 11/20/25 ..... 1,320 1,260,953
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62%, 10/30/31 375 374,818
(1-day SOFR + 1.34%), 2.36%, 07/29/32 440 290,241
(1-day SOFR + 1.27%), 2.62%, 11/02/32 420 296,407
(1-day SOFR + 2.60%), 5.82%, 02/01/34 1,432 1,252,387
(1-day SOFR + 2.86%), 6.38%, 06/08/34 1,430 1,304,060
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 318 325,560
5.38%, 02/15/26 ................. GBP 1,003 1,110,597
4.25%, 06/01/28 ................. 665 622,371
Ford Motor Credit Co. LLC
2.75%, 06/14/24 ................. 1,818 2,154,446
4.54%, 03/06/25 ................. 1,539 1,812,964
6.86%, 06/05/26 ................. 851 1,029,636
6.80%, 05/12/28 ................. USD 3,160 3,150,970
5.11%, 05/03/29 ................. 1,355 1,233,262
7.35%, 03/06/30 ................. 3,502 3,516,960
7.20%, 06/10/30 ................. 3,864 3,861,373
3.63%, 06/17/31 ................. 492 388,680
General Motors Financial Co., Inc.
6.00%, 01/09/28 ................. 460 451,755
2.40%, 04/10/28 ................. 255 214,973
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 263 260,901
8.00%, 06/15/28 ................. 263 259,427
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 2,320 2,096,675
LeasePlan Corp. NV, (5-Year EURIBOR ICE
Swap Rate + 7.56%), 7.38%
(a)(c)(k)
...... EUR 1,400 1,478,377

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. USD 636 $ 633,933
8.13%, 03/30/29 ................. 915 901,321
Navient Corp.
5.88%, 10/25/24 ................. 600 585,869
5.50%, 03/15/29 ................. 1,399 1,133,190
9.38%, 07/25/30 ................. 883 831,967
OneMain Finance Corp.
6.88%, 03/15/25 ................. 934 921,479
7.13%, 03/15/26 ................. 2,323 2,256,093
3.50%, 01/15/27 ................. 820 692,900
6.63%, 01/15/28 ................. 899 817,871
5.38%, 11/15/29 ................. 451 370,828
4.00%, 09/15/30 ................. 385 281,628
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,149,270
Toyota Motor Credit Corp.
1.90%, 01/13/27 ................. 48 42,806
1.15%, 08/13/27 ................. 228 194,623
4.55%, 09/20/27 ................. 1,013 978,593
5.45%, 11/10/27 ................. 670 668,129
3.38%, 04/01/30 ................. 376 327,671
47,432,233
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 1,400 1,254,054
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,360 2,179,908
4.63%, 01/15/27 ................. 830 777,885
5.88%, 02/15/28 ................. 1,081 1,035,489
6.50%, 02/15/28 ................. 1,136 1,115,317
3.50%, 03/15/29 ................. 1,528 1,302,774
4.88%, 02/15/30 ................. 1,624 1,449,932
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 2,612 2,749,116
4.50%, 02/16/26 ................. 3,384 3,644,578
Cencosud SA, 4.38%, 07/17/27
(c)
....... USD 2,785 2,552,453
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 1,224 1,032,781
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 1,112 1,079,201
Sysco Corp., 3.30%, 02/15/50 ......... USD 112 67,639
Target Corp., 4.80%, 01/15/53 ......... 100 81,331
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
630 495,734
US Foods, Inc.
(b)
6.88%, 09/15/28 ................. 990 967,590
4.75%, 02/15/29 ................. 1,305 1,151,215
4.63%, 06/01/30 ................. 1,174 1,002,486
7.25%, 01/15/32 ................. 1,193 1,171,093
Walmart, Inc.
4.50%, 09/09/52 ................. 49 39,757
4.50%, 04/15/53 ................. 48 38,974
25,189,307
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 3,207 1,866,927
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 2,703 2,554,385
2.00%, 09/01/28
(c)
................ EUR 1,032 897,047
3.00%, 09/01/29
(c)
................ 1,430 1,112,146
4.00%, 09/01/29
(b)
................ USD 7,406 5,555,013
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 1,886 1,816,916
2.13%, 08/15/26
(c)
................ EUR 1,570 1,431,832
4.13%, 08/15/26
(b)
................ USD 811 715,708
4.75%, 07/15/27
(c)
................ GBP 1,805 1,535,465
5.25%, 08/15/27
(b)
................ USD 1,013 736,329
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ball Corp.
5.25%, 07/01/25 ................. USD 113 $ 111,237
6.00%, 06/15/29 ................. 1,153 1,105,532
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,877 2,599,283
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 741,150
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 2,647 2,404,527
8.75%, 04/15/30 ................. 3,000 2,391,240
Crown Americas LLC
4.75%, 02/01/26 ................. 353 339,451
4.25%, 09/30/26 ................. 620 586,151
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 373,538
Crown European Holdings SA
(c)
3.38%, 05/15/25 ................. EUR 662 685,464
5.00%, 05/15/28 ................. 660 689,798
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... 1,535 1,721,635
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... USD 993 859,268
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,218,694
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 2,029 1,772,193
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
383 233,709
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 1,515 1,282,063
9.50%, 11/01/28 ................. 2,326 2,247,992
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 15,574 14,586,904
9.25%, 04/15/27 ................. 355 295,647
OI European Group BV, 6.25%, 05/15/28
(c)
. EUR 1,244 1,299,997
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. USD 183 173,850
7.25%, 05/15/31 ................. 767 701,805
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 2,923 2,370,875
Sealed Air Corp.
(b)
6.13%, 02/01/28 ................. 1,179 1,122,195
5.00%, 04/15/29 ................. 308 273,145
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
621 634,587
Trivium Packaging Finance BV
5.50%, 08/15/26
(b)(d)
............... 2,441 2,212,727
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.53%, 08/15/26
(a)(c)
............. EUR 977 1,002,751
8.50%, 08/15/27
(b)(d)
............... USD 800 667,529
WRKCo, Inc.
4.00%, 03/15/28 ................. 600 551,243
4.90%, 03/15/29 ................. 300 283,762
66,761,710
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 1,019 848,817
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 2,258 2,071,128
Resideo Funding, Inc., 4.00%, 09/01/29 ... 493 395,633
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 448 439,030
3,754,608
Diversified Consumer Services — 0.1%
Cedacri Mergeco SpA, (3-mo. EURIBOR +
5.50%), 9.28%, 05/15/28
(a)(c)
......... EUR 724 743,082
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... USD 1,322 1,251,969
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 791,815
Northwestern University, 4.64%, 12/01/44 .. 367 316,258
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 2,286 2,140,653
Service Corp. International
5.13%, 06/01/29 ................. USD 716 655,140
3.38%, 08/15/30 ................. 1,285 1,029,394

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
4.00%, 05/15/31 ................. USD 1,613 $ 1,305,579
Sotheby's
(b)
7.38%, 10/15/27 ................. 3,840 3,429,448
5.88%, 06/01/29 ................. 3,842 3,063,573
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
.... EUR 933 913,167
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... USD 320 230,753
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 267 197,375
16,068,206
Diversified REITs — 0.2%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 761 576,149
GLP Capital LP
4.00%, 01/15/30 ................. 297 247,860
3.25%, 01/15/32 ................. 1,621 1,226,052
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,146,044
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,328 1,086,646
Prologis LP, 4.63%, 01/15/33 .......... 840 752,595
Simon Property Group LP, 5.50%, 03/08/33 . 1,063 987,826
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,346 1,280,517
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 4,931 4,748,326
VICI Properties LP
4.63%, 12/01/29
(b)
................ 1,637 1,415,940
4.95%, 02/15/30 ................. 1,089 970,822
4.13%, 08/15/30
(b)
................ 2,667 2,200,142
5.13%, 05/15/32 ................. 2,240 1,935,713
5.63%, 05/15/52 ................. 1,357 1,062,205
19,636,837
Diversified Telecommunication Services — 1.2%
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 100 98,403
2.13%, 02/15/25
(c)
................ 2,233 2,187,895
5.88%, 02/01/27
(c)
................ 650 569,401
8.13%, 02/01/27
(b)
................ USD 2,306 1,943,878
3.38%, 01/15/28
(c)
................ EUR 544 414,228
5.50%, 01/15/28
(b)
................ USD 3,359 2,495,829
5.13%, 01/15/29
(b)
................ 679 468,614
5.50%, 10/15/29
(b)
................ 2,153 1,481,050
AT&T, Inc.
4.50%, 05/15/35 ................. 2,139 1,783,782
5.35%, 09/01/40 ................. 1,500 1,274,811
4.65%, 06/01/44 ................. 200 151,147
4.50%, 03/09/48 ................. 15 10,861
3.65%, 06/01/51 ................. 18 11,078
3.50%, 09/15/53 ................. 19 11,188
3.55%, 09/15/55 ................. 945 549,326
3.80%, 12/01/57 ................. 18 10,840
3.65%, 09/15/59 ................. 112 64,799
3.85%, 06/01/60 ................. 21 12,650
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)
1,000 7,170
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80
(c)
.............. EUR 236 229,066
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81
(b)
................... USD 700 564,676
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83
(c)
................... GBP 1,726 2,083,391
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 2,101 1,934,384
5.00%, 02/01/28 ................. 1,327 1,191,563
5.38%, 06/01/29 ................. 3,058 2,676,605
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.38%, 09/01/29 ................. USD 2,617 $ 2,395,073
4.50%, 08/15/30 ................. 788 631,846
4.25%, 02/01/31 ................. 4,075 3,171,156
7.38%, 03/01/31 ................. 8,456 7,991,097
4.75%, 02/01/32 ................. 1,448 1,130,251
4.25%, 01/15/34 ................. 820 592,288
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 600 558,771
2.13%, 08/11/30
(m)
................ 1,800 1,739,163
1.75%, 10/23/30 ................. 1,800 1,527,591
0.75%, 11/20/31
(m)
................ 1,600 1,245,248
eircom Finance DAC, 1.75%, 11/01/24
(c)
... 444 459,015
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 1,705 1,554,394
5.00%, 05/01/28 ................. 4,743 4,095,061
8.75%, 05/15/30 ................. 4,900 4,668,485
8.63%, 03/15/31 ................. 562 528,395
Global Switch Holdings Ltd., 2.25%, 05/31/27
(c)
EUR 525 511,673
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ USD 4,730 4,419,956
5.63%, 10/15/28
(c)
................ EUR 500 498,962
7.00%, 10/15/28
(b)
................ USD 1,458 1,319,420
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 700 716,598
5.38%, 06/14/27 ................. 1,600 1,667,566
5.63%, 02/15/30 ................. 1,800 1,828,290
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
.................... 2,423 2,242,433
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
116 108,950
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 5,028 4,655,335
4.63%, 09/15/27 ................. 5,410 3,597,650
3.63%, 01/15/29 ................. 510 260,454
10.50%, 05/15/30 ................ 5,125 5,129,016
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 3,427 3,363,216
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 2,433 1,642,275
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 2,200 2,236,150
Sprint Capital Corp., 6.88%, 11/15/28 ..... USD 1,064 1,091,213
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 1,756 1,497,369
6.00%, 09/30/34 ................. 2,575 2,119,261
7.20%, 07/18/36 ................. 626 541,247
7.72%, 06/04/38 ................. 795 701,794
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 725 802,257
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 100 104,752
5.30%, 05/30/24
(b)
................ USD 1,855 1,818,949
2.75%, 04/15/25
(c)
................ EUR 651 655,078
3.63%, 05/25/26
(c)
................ 170 168,106
2.38%, 10/12/27
(c)
................ 400 361,941
6.88%, 02/15/28
(c)
................ 2,471 2,594,956
7.88%, 07/31/28
(c)
................ 2,430 2,625,821
1.63%, 01/18/29
(c)
................ 2,332 1,912,304
5.25%, 03/17/55 ................. 300 245,976
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 561,598
4.90%, 03/06/48 ................. 520 374,663
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 2,797 2,539,350
1.50%, 09/18/30 ................. 56 41,871
1.68%, 10/30/30 ................. 711 530,179
2.36%, 03/15/32 ................. 540 403,785
5.85%, 09/15/35 ................. 690 655,733
2.65%, 11/20/40 ................. 425 256,903

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.40%, 03/22/41 ................. USD 1,875 $ 1,265,262
2.85%, 09/03/41 ................. 440 271,746
6.55%, 09/15/43 ................. 245 243,915
4.86%, 08/21/46 ................. 17 13,531
2.88%, 11/20/50 ................. 23 12,571
3.55%, 03/22/51 ................. 21 13,195
2.99%, 10/30/56 ................. 24 12,627
3.70%, 03/22/61 ................. 46 28,054
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
1,350 1,061,348
Virgin Media Secured Finance plc
5.00%, 04/15/27
(c)
................ GBP 1,159 1,305,130
5.25%, 05/15/29
(c)
................ 361 382,833
5.50%, 05/15/29
(b)
................ USD 400 354,199
4.25%, 01/15/30
(c)
................ GBP 108 105,671
4.50%, 08/15/30
(b)
................ USD 843 695,104
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 19,729 14,848,886
6.13%, 03/01/28 ................. 2,566 1,699,842
133,631,433
Electric Utilities — 1.0%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,815 1,471,284
Alabama Power Co., 4.15%, 08/15/44 .... 588 428,520
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
895 888,568
American Electric Power Co., Inc., 5.70%,
08/15/25 ..................... 2,205 2,186,884
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 351 255,810
3.20%, 09/15/49 ................. 525 319,644
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 636 512,373
Series ai., 4.45%, 10/01/32 .......... 35 31,301
Series AJ, 4.85%, 10/01/52 ......... 100 81,778
Commonwealth Edison Co., Series 133, 3.85%,
03/15/52 ..................... 488 331,283
Duke Energy Carolinas LLC
3.70%, 12/01/47 ................. 600 403,228
3.95%, 03/15/48 ................. 704 489,723
3.20%, 08/15/49 ................. 540 323,442
3.55%, 03/15/52 ................. 200 126,926
Duke Energy Corp.
5.00%, 12/08/25 ................. 233 229,252
2.45%, 06/01/30 ................. 425 338,685
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 18,465 13,265,548
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,353 1,958,493
1.75%, 06/15/30 ................. 255 196,209
3.85%, 11/15/42 ................. 320 227,329
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,808 2,512,895
4.10%, 05/15/42 ................. 100 74,489
4.20%, 08/15/45 ................. 515 374,551
5.35%, 03/15/53 ................. 386 328,638
Edison International
5.75%, 06/15/27 ................. 387 380,429
5.25%, 11/15/28 ................. 1,250 1,186,042
6.95%, 11/15/29 ................. 566 575,413
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 2,111 2,035,524
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 500 490,032
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... EUR 1,800 $ 1,690,315
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 300 314,272
Enel Finance International NV
(b)
6.80%, 10/14/25 ................. USD 337 340,805
1.38%, 07/12/26 ................. 1,147 1,011,366
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
. 1,276 1,019,116
Eversource Energy, 4.60%, 07/01/27 ..... 917 873,276
Exelon Corp., 4.45%, 04/15/46 ......... 273 200,363
FirstEnergy Corp.
(a)(d)
Series B, 4.15%, 07/15/27 .......... 1,500 1,388,387
Series C, 5.10%, 07/15/47 .......... 149 123,554
FirstEnergy Transmission LLC, 4.35%,
01/15/25
(b)
.................... 2,346 2,285,753
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 473,307
3.70%, 12/01/47 ................. 365 249,804
3.15%, 10/01/49 ................. 369 224,729
2.88%, 12/04/51 ................. 218 123,616
Georgia Power Co., 4.70%, 05/15/32 ..... 1,520 1,376,121
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 2,609 2,478,472
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 907 817,754
4.25%, 07/15/49 ................. 215 158,781
Naturgy Finance BV
(a)(c)(k)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 500 517,716
(5-Year EUR Swap Annual + 2.44%), 2.37% 1,400 1,307,164
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. USD 2,628 2,597,370
5.75%, 09/01/25 ................. 1,035 1,030,134
3.55%, 05/01/27 ................. 73 67,165
1.90%, 06/15/28 ................. 700 584,196
2.25%, 06/01/30 ................. 400 311,693
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 27,037 21,629,334
NextEra Energy Operating Partners LP, 3.88%,
10/15/26
(b)
.................... 626 569,171
Northern States Power Co.
3.60%, 05/15/46 ................. 1,053 702,556
2.90%, 03/01/50 ................. 77 44,284
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 788 663,509
7.00%, 03/15/33 ................. 1,180 1,115,319
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,151 854,247
5.00%, 06/01/33 ................. 339 308,566
4.15%, 04/01/48 ................. 140 99,294
4.00%, 06/01/49 ................. 578 399,273
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(b)
................ 239 225,818
3.75%, 04/01/45 ................. 441 310,461
3.80%, 09/30/47 ................. 345 236,674
4.60%, 06/01/52 ................. 526 406,423
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 820 777,452
3.30%, 12/01/27 ................. 532 463,307
4.45%, 04/15/42 ................. 149 100,655
4.00%, 12/01/46 ................. 258 156,055
4.95%, 07/01/50 ................. 1,540 1,074,964
3.50%, 08/01/50 ................. 815 453,557
5.25%, 03/01/52 ................. 470 340,273
6.70%, 04/01/53 ................. 560 496,015

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PacifiCorp
4.13%, 01/15/49 ................. USD 247 $ 165,328
2.90%, 06/15/52 ................. 620 323,176
5.35%, 12/01/53 ................. 526 418,381
5.50%, 05/15/54 ................. 125 101,808
Palomino Funding Trust I, 7.23%, 05/17/28
(b)
682 681,582
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,277 1,984,810
PECO Energy Co.
4.90%, 06/15/33 ................. 1,051 972,444
3.00%, 09/15/49 ................. 216 125,697
4.60%, 05/15/52 ................. 85 65,923
4.38%, 08/15/52 ................. 286 214,777
Public Service Electric & Gas Co.
3.10%, 03/15/32 ................. 116 94,953
4.90%, 12/15/32 ................. 1,786 1,658,938
5.80%, 05/01/37 ................. 100 95,166
3.60%, 12/01/47 ................. 179 121,132
3.00%, 03/01/51 ................. 492 289,910
Southern California Edison Co.
Series D, 4.70%, 06/01/27 .......... 465 447,315
4.00%, 04/01/47 ................. 725 496,252
Series B, 4.88%, 03/01/49 .......... 70 54,375
3.65%, 02/01/50 ................. 700 444,678
Series 20A, 2.95%, 02/01/51 ........ 240 133,368
Series H, 3.65%, 06/01/51 .......... 435 272,717
Series E, 5.45%, 06/01/52 .......... 490 409,115
5.70%, 03/01/53 ................. 435 378,131
Southern Co. (The)
4.48%, 08/01/24
(a)(d)
............... 1,267 1,250,119
5.20%, 06/15/33 ................. 1,826 1,678,417
Tampa Electric Co.
4.35%, 05/15/44 ................. 41 30,193
4.30%, 06/15/48 ................. 267 192,248
4.45%, 06/15/49 ................. 411 301,240
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 286 275,518
6.35%, 11/30/37 ................. 80 77,792
4.45%, 02/15/44 ................. 300 225,716
4.60%, 12/01/48 ................. 595 454,710
Vistra Operations Co. LLC
(b)
3.55%, 07/15/24 ................. 2,884 2,813,284
5.13%, 05/13/25 ................. 1,854 1,811,625
7.75%, 10/15/31 ................. 1,385 1,336,829
6.95%, 10/15/33 ................. 1,150 1,095,360
106,509,756
Electrical Equipment — 0.1%
(b)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 1,980 1,894,054
6.30%, 02/15/30 ................. 1,670 1,571,446
6.40%, 04/15/33 ................. 1,149 1,054,087
Sensata Technologies BV
5.00%, 10/01/25 ................. 1,971 1,916,341
4.00%, 04/15/29 ................. 1,157 983,574
5.88%, 09/01/30 ................. 735 671,300
Vertiv Group Corp., 4.13%, 11/15/28 ..... 3,816 3,335,202
11,426,004
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ....... 2,295 1,947,468
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 1,292 1,092,022
3.75%, 02/15/31 ................. 447 357,755
3,397,245
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.8%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. USD 2,927 $ 2,813,891
6.25%, 04/01/28 ................. 4,004 3,718,715
Borr IHC Ltd.
(b)
10.00%, 11/15/28 ................ 2,393 2,381,590
10.38%, 11/15/30 ................ 997 988,526
EDO Sukuk Ltd., 5.88%, 09/21/33
(b)
...... 3,596 3,449,463
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 1,791,790
Halliburton Co.
2.92%, 03/01/30 ................. 489 410,294
5.00%, 11/15/45 ................. 271 222,627
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,474,968
7.50%, 01/15/28 ................. 1,985 1,753,152
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 3,809 3,694,730
7.38%, 05/15/27
(b)
................ 198 184,082
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 1,765 1,763,922
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 360 330,300
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 525 512,201
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 461 426,841
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
... 1,237 1,237,396
Tervita Corp., 11.00%, 12/01/25
(b)
....... 993 1,032,690
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 657 647,382
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 649 651,628
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 2,970 2,844,844
11.50%, 01/30/27 ................ 3,032 3,155,190
8.00%, 02/01/27 ................. 1,070 1,004,345
8.75%, 02/15/30 ................. 4,927 4,912,166
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,862 2,779,300
6.88%, 09/01/27 ................. 2,454 2,351,195
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 4,257 4,177,181
Vallourec SACA, 8.50%, 06/30/26
(c)
...... EUR 1,531 1,617,926
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. USD 5,536 5,374,465
9.50%, 02/01/29 ................. 11,128 11,305,380
8.38%, 06/01/31 ................. 8,630 8,235,221
9.88%, 02/01/32 ................. 4,638 4,702,879
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 1,224 1,230,306
8.63%, 04/30/30 ................. 2,930 2,960,704
86,137,290
Entertainment — 0.2%
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
.... GBP 502 578,621
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 1,681 1,106,165
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 644,989
5.63%, 03/15/26 ................. 284 271,984
6.50%, 05/15/27 ................. 6,775 6,609,933
4.75%, 10/15/27 ................. 2,302 2,103,591
Netflix, Inc.
(b)
5.38%, 11/15/29 ................. 346 335,472
4.88%, 06/15/30 ................. 53 49,605
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... 488 486,052
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 622,728
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ................. EUR 376 384,955
10.00%, 10/11/28 ................ GBP 471 549,877
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 399 321,889

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
TWDC Enterprises 18 Corp.
3.70%, 12/01/42 ................. USD 314 $ 224,653
4.13%, 06/01/44 ................. 85 63,884
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 321 269,826
2.75%, 09/01/49 ................. 31 17,324
4.70%, 03/23/50 ................. 22 17,820
3.60%, 01/13/51 ................. 26 17,184
3.80%, 05/13/60 ................. 38 24,779
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 2,083 1,473,965
5.39%, 03/15/62 ................. 1,379 965,808
17,141,104
Financial Services — 0.7%
Banco Votorantim SA, 4.50%, 09/24/24
(c)
.. 1,378 1,346,471
Block, Inc.
2.75%, 06/01/26 ................. 3,010 2,701,058
3.50%, 06/01/31 ................. 5,111 3,944,438
Blue Owl Credit Income Corp., 7.75%, 09/16/27 1,780 1,752,659
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 1,565 1,537,237
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 652 584,093
4.70%, 07/15/27 ................. 694 664,267
3.10%, 03/01/41 ................. 121 76,344
5.63%, 07/15/52 ................. 104 88,171
Fiserv, Inc.
2.65%, 06/01/30 ................. 389 313,478
4.40%, 07/01/49 ................. 162 117,536
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 523 524,673
12.25%, 10/01/30 ................ 519 519,170
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. EUR 1,624 1,288,230
7.75%, 11/01/25 ................. GBP 381 341,220
Global Payments, Inc.
1.20%, 03/01/26 ................. USD 1,052 937,966
4.80%, 04/01/26 ................. 1,307 1,262,466
3.20%, 08/15/29 ................. 2,058 1,727,309
5.30%, 08/15/29 ................. 380 356,928
5.40%, 08/15/32 ................. 400 362,429
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 2,783 2,221,073
Mastercard, Inc.
3.95%, 02/26/48 ................. 101 76,261
2.95%, 03/15/51 ................. 121 73,835
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,086,465
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 7,093 6,592,926
6.00%, 01/15/27 ................. 1,020 948,110
5.13%, 12/15/30 ................. 670 542,154
5.75%, 11/15/31 ................. 1,240 1,032,734
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,048,896
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 2,732,164
Nexi SpA, 0.00%, 02/24/28
(c)(m)(n)
........ EUR 3,500 2,943,619
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(k)
........ 600 583,962
PayPal Holdings, Inc., 4.40%, 06/01/32 ... USD 522 467,792
Permian Resources Operating LLC, 7.00%,
01/15/32
(b)
.................... 923 894,750
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 5,942 5,172,927
3.88%, 03/01/31 ................. 542 419,129
4.00%, 10/15/33 ................. 295 216,825
Security
Par (000)
Par (000) Value
Financial Services (continued)
Shell International Finance BV, 3.25%,
04/06/50 ..................... USD 124 $ 78,169
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,914 2,691,808
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 1,329 888,793
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200)
(a)(f)(g)
....... EUR 6,599 6,742,845
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
.................... 726 719,483
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 12,882 12,787,134
Visa, Inc.
4.30%, 12/14/45 ................. 54 43,112
2.00%, 08/15/50 ................. 68 34,724
Worldline SA, 0.00%, 07/30/26
(c)(m)(n)
..... EUR 811 742,774
75,228,607
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... USD 573 558,384
Chobani LLC
(b)
7.50%, 04/15/25 ................. 5,095 5,005,576
4.63%, 11/15/28 ................. 4,454 3,850,802
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 1,483 1,391,350
General Mills, Inc.
2.25%, 10/14/31 ................. 851 643,235
3.00%, 02/01/51 ................. 275 157,487
J M Smucker Co. (The)
6.20%, 11/15/33 ................. 874 849,545
6.50%, 11/15/53 ................. 220 207,432
Kraft Heinz Foods Co.
4.38%, 06/01/46 ................. 42 30,729
4.88%, 10/01/49 ................. 1,435 1,123,456
5.50%, 06/01/50 ................. 35 30,039
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,270,578
4.13%, 01/31/30 ................. 2,179 1,848,495
Minerva Luxembourg SA, 8.88%, 09/13/33
(b)
1,339 1,311,484
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 501,439
5.63%, 01/15/28 ................. 413 383,830
5.50%, 12/15/29 ................. 124 110,585
4.63%, 04/15/30 ................. 129 108,023
4.50%, 09/15/31 ................. 186 150,499
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................ GBP 977 1,076,664
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 1,319 1,071,450
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 850 912,140
Unilever Capital Corp., 2.63%, 08/12/51 ... USD 124 70,118
22,663,340
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 1,296 1,280,767
Atmos Energy Corp.
2.63%, 09/15/29 ................. 731 624,006
5.75%, 10/15/52 ................. 102 93,584
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 1,403 1,410,474
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 1,668 1,342,740
3.75%, 10/16/29
(c)
................ 1,344 1,081,920
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 512,720
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,376 1,177,496
7,523,707
Ground Transportation — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 1,639 1,516,075
Ashtead Capital, Inc., 5.95%, 10/15/33
(b)
... 1,483 1,353,036

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
BCP V Modular Services Finance II plc, 4.75%,
11/30/28
(c)
.................... EUR 756 $ 661,937
Burlington Northern Santa Fe LLC
6.15%, 05/01/37 ................. USD 185 186,082
5.75%, 05/01/40 ................. 263 250,698
4.90%, 04/01/44 ................. 644 540,712
4.70%, 09/01/45 ................. 200 161,805
4.05%, 06/15/48 ................. 100 72,459
3.55%, 02/15/50 ................. 105 70,019
2.88%, 06/15/52 ................. 305 174,057
5.20%, 04/15/54 ................. 94 81,167
Canadian National Railway Co.
3.85%, 08/05/32 ................. 706 611,123
6.13%, 11/01/53 ................. 255 254,609
Canadian Pacific Railway Co.
3.50%, 05/01/50 ................. 46 29,375
3.10%, 12/02/51 ................. 80 46,961
CSX Corp.
4.30%, 03/01/48 ................. 570 425,328
4.75%, 11/15/48 ................. 281 222,472
4.50%, 11/15/52 ................. 91 69,422
4.65%, 03/01/68 ................. 14 10,377
DAE Funding LLC
(c)
1.55%, 08/01/24 ................. 1,648 1,580,020
2.63%, 03/20/25 ................. 829 779,824
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 397 388,036
GN Bondco LLC, 9.50%, 10/15/31
(b)
..... USD 1,862 1,815,450
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 958 802,444
5.00%, 12/01/29 ................. 839 602,322
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(k)
................... GBP 1,335 1,350,836
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,218,507
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 183,489
5.05%, 08/01/30 ................. 1,170 1,106,116
3.94%, 11/01/47 ................. 100 70,085
4.15%, 02/28/48 ................. 552 396,600
3.05%, 05/15/50 ................. 425 246,551
4.05%, 08/15/52 ................. 100 69,260
3.70%, 03/15/53 ................. 545 351,009
5.35%, 08/01/54 ................. 340 290,159
3.16%, 05/15/55 ................. 150 85,031
Penske Truck Leasing Co. LP
(b)
3.45%, 07/01/24 ................. 879 863,949
4.00%, 07/15/25 ................. 3,115 2,997,150
5.88%, 11/15/27 ................. 1,075 1,048,319
RXO, Inc., 7.50%, 11/15/27
(b)
.......... 647 646,825
Ryder System, Inc.
2.50%, 09/01/24 ................. 995 965,457
2.85%, 03/01/27 ................. 474 428,226
6.60%, 12/01/33 ................. 160 158,811
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 2,496 2,499,098
8.00%, 11/01/26 ................. 1,094 1,101,715
7.50%, 09/15/27 ................. 4,087 4,097,266
6.25%, 01/15/28 ................. 782 752,675
4.50%, 08/15/29 ................. 4,388 3,869,930
Union Pacific Corp.
4.05%, 03/01/46 ................. 25 17,945
3.25%, 02/05/50 ................. 300 188,554
3.50%, 02/14/53 ................. 424 274,373
3.95%, 08/15/59 ................. 888 596,012
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.84%, 03/20/60 ................. USD 454 $ 299,019
38,878,777
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 105 100,474
4.75%, 11/30/36 ................. 809 737,470
4.90%, 11/30/46 ................. 104 89,706
Avantor Funding, Inc.
2.63%, 11/01/25
(c)
................ EUR 714 725,876
4.63%, 07/15/28
(b)
................ USD 2,430 2,162,966
3.88%, 11/01/29
(b)
................ 1,465 1,226,112
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 6,906 6,859,384
Baxter International, Inc., 2.54%, 02/01/32 . 1,020 764,930
Becton Dickinson & Co., 3.70%, 06/06/27 .. 1,374 1,278,496
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,793,216
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 2,519 2,126,957
5.25%, 10/01/29 ................. 8,165 6,950,226
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 752 716,337
4.50%, 03/30/33 ................. 901 818,720
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 157,380
26,508,250
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 650,850
Aetna, Inc.
4.75%, 03/15/44 ................. 431 333,144
3.88%, 08/15/47 ................. 641 422,054
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,194,320
Banner Health
2.91%, 01/01/42 ................. 100 63,819
2.91%, 01/01/51 ................. 100 56,475
Centene Corp.
4.63%, 12/15/29 ................. 1,814 1,620,375
3.38%, 02/15/30 ................. 773 639,154
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(k)
GBP 1,100 920,922
CommonSpirit Health
2.78%, 10/01/30 ................. USD 280 224,536
3.82%, 10/01/49 ................. 300 197,533
3.91%, 10/01/50 ................. 440 294,335
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,508,689
6.00%, 01/15/29 ................. 3,029 2,294,468
5.25%, 05/15/30 ................. 3,241 2,301,609
4.75%, 02/15/31 ................. 2,320 1,554,969
CVS Health Corp.
5.00%, 02/20/26 ................. 1,545 1,515,677
5.13%, 07/20/45 ................. 1,027 819,919
5.05%, 03/25/48 ................. 25 19,652
5.63%, 02/21/53 ................. 23 19,491
5.88%, 06/01/53 ................. 22 19,239
6.00%, 06/01/63 ................. 33 28,589
Elevance Health, Inc.
4.10%, 05/15/32 ................. 588 510,211
6.38%, 06/15/37 ................. 500 496,004
4.65%, 01/15/43 ................. 250 198,982
3.70%, 09/15/49 ................. 129 84,702
4.55%, 05/15/52 ................. 177 134,001
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 104,578
4.75%, 02/01/30 ................. 1,711 1,478,601

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63%, 04/01/31 ................. USD 1,701 $ 1,415,974
HCA, Inc.
5.38%, 09/01/26 ................. 731 714,944
3.63%, 03/15/32 ................. 1,070 859,496
5.50%, 06/15/47 ................. 190 153,055
5.25%, 06/15/49 ................. 85 65,335
3.50%, 07/15/51 ................. 462 267,642
4.63%, 03/15/52 ................. 1,390 967,712
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 3,949 3,382,711
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 270 185,458
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 192,247
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 1,965 1,624,878
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................. 1,819 1,643,921
11.00%, 10/15/30 ................ 2,024 1,904,741
Memorial Health Services, 3.45%, 11/01/49 . 274 175,659
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 1,972 1,863,540
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,030 916,717
3.88%, 11/15/30 ................. 829 676,149
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 265 177,226
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 195 157,051
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 1,735 1,450,031
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 247 224,770
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 454 424,484
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 580 380,289
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,950 1,908,562
10.00%, 04/15/27 ................ 2,252 2,247,891
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 571 450,888
Series 20A, 3.36%, 08/15/50 ........ 198 122,742
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 2,615 2,506,226
6.25%, 02/01/27 ................. 1,544 1,480,614
5.13%, 11/01/27 ................. 1,149 1,060,662
4.63%, 06/15/28 ................. 234 208,178
6.13%, 10/01/28 ................. 986 914,515
6.13%, 06/15/30 ................. 515 476,643
6.75%, 05/15/31
(b)
................ 5,496 5,219,184
UnitedHealth Group, Inc.
6.88%, 02/15/38 ................. 892 956,503
3.50%, 08/15/39 ................. 775 569,082
2.75%, 05/15/40 ................. 345 223,360
4.63%, 11/15/41 ................. 115 94,459
4.75%, 07/15/45 ................. 80 65,679
4.25%, 06/15/48 ................. 510 381,498
3.70%, 08/15/49 ................. 400 270,715
2.90%, 05/15/50 ................. 185 106,726
3.25%, 05/15/51 ................. 180 110,569
5.88%, 02/15/53 ................. 218 206,163
6.05%, 02/15/63 ................. 415 395,481
60,507,268
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00%, 01/15/30 ................. 361 297,212
5.25%, 12/15/32 ................. 440 398,479
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
MPT Operating Partnership LP
2.50%, 03/24/26 ................. GBP 1,453 $ 1,386,348
5.25%, 08/01/26 ................. USD 1,055 908,369
4.63%, 08/01/29 ................. 2,510 1,737,752
3.50%, 03/15/31 ................. 2,649 1,605,963
Ventas Realty LP, 3.00%, 01/15/30 ...... 459 374,897
Welltower OP LLC
4.13%, 03/15/29 ................. 1,966 1,774,655
2.75%, 01/15/32 ................. 684 521,580
3.85%, 06/15/32 ................. 454 376,751
9,382,006
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,015,283
5.00%, 05/15/27 ................. 247 232,374
6.50%, 05/15/30 ................. 789 765,330
2,012,987
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 2,233 2,028,904
7.25%, 07/15/28
(b)
................ 3,387 3,283,218
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 762,263
Service Properties Trust, 7.50%, 09/15/25 .. 880 854,982
6,929,367
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 957 949,181
3.88%, 01/15/28 ................. 315 281,231
4.38%, 01/15/28 ................. 1,015 913,887
4.00%, 10/15/30 ................. 648 530,727
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a)(c)(k)
................... EUR 700 703,637
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................ USD 1,000 980,000
7.25%, 04/30/30
(c)
................ EUR 1,529 1,605,701
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 774 704,336
4.75%, 06/15/31
(b)
................ 719 596,697
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 1,712 1,490,573
Burger King France SAS
(3-mo. EURIBOR at 4.75% Floor + 4.75%),
8.48%, 11/01/26
(a)(c)
............. EUR 409 433,217
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 6,892 6,780,951
8.13%, 07/01/27 ................. 6,543 6,483,289
4.63%, 10/15/29 ................. 2,535 2,083,330
7.00%, 02/15/30 ................. 4,982 4,808,093
Carnival Corp.
7.63%, 03/01/26
(b)
................ 216 210,037
7.63%, 03/01/26
(c)
................ EUR 2,558 2,653,137
5.75%, 03/01/27
(b)
................ USD 4,155 3,709,842
9.88%, 08/01/27
(b)
................ 1,549 1,614,523
4.00%, 08/01/28
(b)
................ 3,571 3,106,126
6.00%, 05/01/29
(b)
................ 4,264 3,602,212
7.00%, 08/15/29
(b)
................ 856 839,342
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 13,241 14,117,742
Carnival plc, 1.00%, 10/28/29 ......... EUR 201 129,734
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... USD 666 630,421
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 3,260 2,912,500
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 3,134 3,071,676
6.50%, 10/01/28 ................. 435 402,627

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. USD 1,077 $ 1,010,170
4.75%, 01/15/28 ................. 3,872 3,467,473
6.75%, 05/01/31 ................. 2,137 1,971,383
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 1,455 1,510,669
7.88%, 07/31/28 ................. 410 431,110
(3-mo. EURIBOR + 4.50%), 8.45%,
07/31/28
(a)
................... 635 668,158
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(c)(d)(j)
1,144 819,945
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ 156 7,683
7.50%, 11/30/27 ................. 214 577
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 701,714
4.50%, 08/28/27 ................. 200 207,706
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 1,228 1,006,669
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. USD 653 548,736
6.75%, 01/15/30 ................. 525 417,244
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 1,061 1,069,424
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. USD 474 465,967
5.75%, 05/01/28 ................. 1,387 1,328,864
3.75%, 05/01/29 ................. 172 148,057
4.00%, 05/01/31 ................. 1,134 939,140
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,108,180
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 1,573 1,561,199
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or
8.00% PIK), 10/02/25
(c)(j)
........... 702 713,734
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 2,524 2,444,212
8.00%, 04/15/26 ................. 1,972 1,922,700
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................. 475 460,641
7.50%, 09/01/31 ................. 986 962,758
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 1,443 1,388,095
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,507,980
Lottomatica SpA
(c)
9.75%, 09/30/27 ................. EUR 669 756,456
(3-mo. EURIBOR + 4.13%), 7.93%,
06/01/28
(a)
................... 959 1,015,783
(3-mo. EURIBOR + 4.13%), 7.93%,
06/01/28
(a)
................... 209 221,375
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 1,035,400
McDonald's Corp.
5.15%, 09/09/52 ................. 50 42,150
5.45%, 08/14/53 ................. 48 42,313
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 ................. 1,200 1,127,640
5.75%, 07/21/28 ................. 400 337,772
5.38%, 12/04/29 ................. 3,057 2,420,349
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,959 1,832,249
MGM China Holdings Ltd.
(b)
5.38%, 05/15/24 ................. 200 196,765
5.25%, 06/18/25 ................. 400 380,640
5.88%, 05/15/26 ................. 400 372,288
4.75%, 02/01/27 ................. 440 384,967
MGM Resorts International, 5.75%, 06/15/25 261 255,225
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(j)
........... EUR 150 147,354
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,053 $ 876,623
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 701,680
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,674 2,399,915
8.38%, 02/01/28 ................. 987 977,791
8.13%, 01/15/29 ................. 621 606,713
7.75%, 02/15/29 ................. 342 298,494
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 908,153
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 831 812,333
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 492,240
5.88%, 09/01/31 ................. 888 602,930
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,396,681
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 ................. 700 643,720
5.50%, 08/31/26 ................. 1,057 997,470
5.38%, 07/15/27 ................. 1,316 1,212,793
11.63%, 08/15/27 ................ 871 944,656
5.50%, 04/01/28 ................. 1,408 1,283,887
8.25%, 01/15/29 ................. 1,461 1,501,178
9.25%, 01/15/29 ................. 1,802 1,880,998
7.25%, 01/15/30 ................. 1,485 1,464,914
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 237 203,820
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 3,985 3,666,200
Starbucks Corp., 3.50%, 11/15/50 ....... 123 78,814
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 805,763
4.63%, 12/01/31 ................. 1,037 818,774
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 939 1,038,590
8.25%, 07/31/25 ................. 260 289,550
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... USD 954 948,114
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 1,156 1,041,440
7.00%, 02/15/29 ................. 262 237,110
9.13%, 07/15/31 ................. 3,484 3,423,030
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,040 921,700
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,627,422
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,072,015
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 ................. 410 377,823
5.63%, 08/26/28 ................. 4,384 3,651,872
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 3,086 2,631,758
7.13%, 02/15/31 ................. 1,783 1,660,369
152,201,016
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 618,214
4.63%, 04/01/30 ................. 327 253,197
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,239,416
4.88%, 02/15/30 ................. 2,012 1,530,038
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,681,019
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
594 587,668
KB Home, 7.25%, 07/15/30 ........... 516 495,360
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,063,845
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 562,275
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,476,789

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. USD 58 $ 54,375
5.13%, 08/01/30 ................. 61 51,265
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,507 1,236,333
3.88%, 10/15/31 ................. 108 80,879
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,719,500
5.70%, 06/15/28 ................. 343 305,390
13,955,563
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,325,971
4.13%, 10/15/30 ................. 1,140 929,789
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,221 979,852
Procter & Gamble Co. (The), 3.60%, 03/25/50 107 77,440
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 142,637
5.50%, 07/15/30 ................. 446 398,055
3,853,744
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,681 1,494,057
3.95%, 07/15/30
(b)
................ 170 142,082
2.45%, 01/15/31 ................. 702 527,499
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 2,016 1,804,183
4.63%, 02/01/29 ................. 200 168,927
5.00%, 02/01/31 ................. 128 103,242
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 2,183 1,948,651
Colbun SA, 3.15%, 01/19/32
(b)
......... 2,809 2,192,003
NextEra Energy Partners LP
(b)(m)
0.00%, 11/15/25
(n)
................ 758 643,163
2.50%, 06/15/26 ................. 758 653,396
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
786 798,662
TransAlta Corp., 7.75%, 11/15/29 ....... 824 819,808
11,295,673
Industrial Conglomerates — 0.2%
3M Co., 4.00%, 09/14/48 ............ 121 84,962
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 672,994
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(c)
................ EUR 690 718,101
6.63%, 12/15/30
(b)
................ USD 15,058 14,323,922
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
.................... 1,361 1,303,158
Honeywell International, Inc., 2.80%, 06/01/50 117 72,675
17,175,812
Industrial REITs — 0.0%
Prologis LP
2.25%, 01/15/32 ................. 433 325,939
4.75%, 06/15/33 ................. 218 195,208
5.13%, 01/15/34 ................. 1,064 974,349
1,495,496
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 924 745,349
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 5,495 4,830,984
6.75%, 10/15/27 ................. 10,853 9,911,611
6.75%, 04/15/28 ................. 3,693 3,509,256
5.88%, 11/01/29 ................. 8,177 6,788,860
Security
Par (000)
Par (000) Value
Insurance (continued)
Allianz SE
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% USD 10,000 $ 8,224,724
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 3,800 2,702,461
Allstate Corp. (The), Series B, (3-mo. CME
Term SOFR + 3.20%), 8.56%, 08/15/53
(a)
. 2,800 2,759,992
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 2,933 2,510,772
Aon Corp.
3.75%, 05/02/29 ................. 238 212,786
2.05%, 08/23/31 ................. 143 105,860
2.60%, 12/02/31 ................. 901 690,117
5.00%, 09/12/32 ................. 45 40,812
5.35%, 02/28/33 ................. 346 322,469
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 284,551
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(a)(b)(j)
........ 406 399,879
Aviva plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(k)
GBP 3,375 3,455,646
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
................... 1,500 1,093,941
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,988 2,229,050
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 1,990 1,937,675
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 3,616 3,519,856
7.25%, 06/15/30 ................. 8,654 8,441,631
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 2,301 2,260,488
10.50%, 12/15/30 ................ 1,955 1,940,421
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(k)
................... GBP 550 424,630
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
.............. 2,175 2,062,222
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... USD 4,925 3,910,007
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 5,483 5,523,087
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,090 1,019,697
NFP Corp.
(b)
4.88%, 08/15/28 ................. 3,793 3,321,030
6.88%, 08/15/28 ................. 8,603 7,346,186
7.50%, 10/01/30 ................. 871 824,641
8.50%, 10/01/31 ................. 963 946,866
Nippon Life Insurance Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.95%), 6.25%, 09/13/53
(a)(b)
......... 6,600 6,348,329
Progressive Corp. (The)
3.00%, 03/15/32 ................. 138 112,170
6.25%, 12/01/32 ................. 49 49,513
3.70%, 03/15/52 ................. 123 82,470
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 1,261 1,080,085
101,970,124
Interactive Media & Services — 0.0%
Alphabet, Inc., 1.90%, 08/15/40 ........ 103 61,588
Meta Platforms, Inc.
3.85%, 08/15/32 ................. 903 784,824
5.60%, 05/15/53 ................. 638 577,018
1,423,430

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 3,600 $ 2,835,000
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 815,080
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,081,758
Atos SE
(c)
0.00%, 11/06/24
(m)(n)
.............. EUR 2,600 1,959,927
1.75%, 05/07/25 ................. 1,100 759,847
2.50%, 11/07/28 ................. 200 105,485
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
.. 1,068 1,095,408
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
USD 1,892 1,669,690
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 4,407 3,837,880
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 2,191 1,782,300
5.63%, 09/15/28 ................. 1,358 1,016,174
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 2,334 2,305,368
Engineering - Ingegneria Informatica - SpA
11.13%, 05/15/28
(c)
............... EUR 1,282 1,333,636
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 799 718,875
Global Switch Finance BV, 1.38%, 10/07/30
(c)
EUR 1,058 928,564
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31
(b)
................ USD 6,809 6,722,866
8.50%, 01/15/31
(c)
................ GBP 993 1,209,959
International Business Machines Corp., 5.10%,
02/06/53 ..................... USD 101 83,917
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,528,860
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
.................... 372 375,757
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 3,617 3,228,173
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 281 257,450
Twilio, Inc.
3.63%, 03/15/29 ................. 2,491 2,070,898
3.88%, 03/15/31 ................. 1,525 1,217,309
United Group BV
(c)
(3-mo. EURIBOR + 3.25%), 7.03%,
02/15/26
(a)
................... EUR 501 514,205
4.00%, 11/15/27 ................. 643 583,456
4.63%, 08/15/28 ................. 142 125,647
40,163,489
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... USD 441 441,803
Mattel, Inc.
6.20%, 10/01/40 ................. 875 749,814
5.45%, 11/01/41 ................. 1,181 921,252
2,112,869
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 157 139,501
4.00%, 03/15/31 ................. 521 425,237
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. 1,037 1,000,705
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
2,590 2,367,623
Star Parent, Inc., 9.00%, 10/01/30
(b)
...... 5,014 4,975,814
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 890 671,566
4.95%, 11/21/32 ................. 782 727,817
4.10%, 08/15/47 ................. 115 85,657
10,393,920
Machinery — 0.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 331,267
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 699,023
Boels Topholding BV, 6.25%, 02/15/29
(c)
... EUR 1,209 1,266,783
Caterpillar, Inc.
3.25%, 04/09/50 ................. USD 82 53,502
4.75%, 05/15/64 ................. 27 21,625
Security
Par (000)
Par (000) Value
Machinery (continued)
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. USD 3,324 $ 3,264,120
9.50%, 01/01/31 ................. 703 724,065
Daimler Truck Finance North America LLC,
5.15%, 01/16/26
(b)
............... 726 715,191
Deere & Co., 3.75%, 04/15/50 ......... 106 78,455
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 529,534
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 1,772 1,586,805
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 2,542 2,446,675
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 ................. EUR 118 111,808
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.97%, 01/15/28
(a)
.............. 790 832,786
Loxam SAS, 6.38%, 05/15/28
(c)
........ 996 1,026,204
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 533 455,715
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 742 751,340
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 521,815
Otis Worldwide Corp., 5.25%, 08/16/28 ... 540 525,267
Parker-Hannifin Corp., 4.00%, 06/14/49 ... 115 82,304
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 2,227 2,318,837
Terex Corp., 5.00%, 05/15/29
(b)
........ USD 1,025 897,230
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 4,656 4,330,604
Titan International, Inc., 7.00%, 04/30/28 .. 371 339,008
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 810 734,930
7.63%, 07/15/28
(b)
................ USD 2,647 2,387,331
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
................ EUR 1,648 1,578,093
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 8,454 7,696,921
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,888,355
38,195,593
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 1,991 1,978,836
Media — 1.0%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 285 290,099
3.00%, 01/15/28
(c)
................ 100 85,796
5.00%, 01/15/28
(b)
................ USD 2,630 2,138,892
4.25%, 08/15/29
(c)
................ EUR 471 393,335
5.75%, 08/15/29
(b)
................ USD 3,289 2,543,409
AMC Networks, Inc., 4.75%, 08/01/25 .... 1,332 1,213,195
Banijay Entertainment SASU
7.00%, 05/01/29
(c)
................ EUR 1,263 1,321,346
8.13%, 05/01/29
(b)
................ USD 465 453,369
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 665 542,308
4.00%, 11/15/30
(b)
................ 3,373 2,512,885
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 649,707
2.80%, 04/01/31 ................. 355 271,481
6.38%, 10/23/35 ................. 100 90,381
6.48%, 10/23/45 ................. 41 34,467
5.75%, 04/01/48 ................. 175 132,777
5.13%, 07/01/49 ................. 1,530 1,058,587
4.80%, 03/01/50 ................. 990 652,599
3.70%, 04/01/51 ................. 395 216,547
3.90%, 06/01/52 ................. 739 417,128
5.25%, 04/01/53 ................. 1,218 863,813
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 2,119 2,071,860
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 2,495 2,217,545

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
7.75%, 04/15/28 ................. USD 1,827 $ 1,396,705
9.00%, 09/15/28 ................. 8,005 7,796,710
7.50%, 06/01/29 ................. 2,590 1,885,224
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 1,674 1,293,165
Comcast Corp.
2.35%, 01/15/27 ................. 300 271,189
2.65%, 02/01/30 ................. 2,350 1,950,216
3.90%, 03/01/38 ................. 854 662,454
4.60%, 08/15/45 ................. 657 514,085
4.00%, 08/15/47 ................. 240 169,068
4.70%, 10/15/48 ................. 279 222,280
2.80%, 01/15/51 ................. 1,284 701,655
2.89%, 11/01/51 ................. 1,261 696,409
5.35%, 05/15/53 ................. 15 12,905
2.94%, 11/01/56 ................. 24 12,715
5.50%, 05/15/64 ................. 30 25,581
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................. 1,664 1,390,489
5.38%, 02/01/28 ................. 400 318,534
11.25%, 05/15/28 ................ 10,119 9,651,650
6.50%, 02/01/29 ................. 257 203,208
4.13%, 12/01/30 ................. 821 550,039
4.50%, 11/15/31 ................. 1,228 811,038
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 2,259 1,979,415
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 2,801 2,259,429
5.75%, 12/01/28
(b)
................ 323 234,579
5.13%, 06/01/29 ................. 1,478 761,170
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 5,452 5,400,533
Eutelsat SA, 1.50%, 10/13/28
(c)
........ EUR 2,400 1,794,876
GCI LLC, 4.75%, 10/15/28
(b)
.......... USD 829 711,365
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 822 732,018
7.00%, 05/15/27 ................. 526 446,006
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 487 437,944
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 226 143,231
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 2,809 2,542,145
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 502,755
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 401 360,884
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 2,464 2,188,722
4.25%, 01/15/29 ................. 1,806 1,471,150
4.63%, 03/15/30 ................. 405 325,012
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,064,597
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,242 1,714,321
6.50%, 09/15/28 ................. 4,666 2,309,670
SES SA
(a)(c)(k)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,026 1,080,454
(5-Year EUR Swap Annual + 3.19%), 2.88% 1,209 1,122,536
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 1,797 1,135,506
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 3,506 3,144,076
5.00%, 08/01/27 ................. 934 856,384
4.00%, 07/15/28 ................. 495 420,964
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,303,375
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,519 1,450,611
Security
Par (000)
Par (000) Value
Media (continued)
Summer BidCo BV
(c)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... EUR 1,187 $ 1,162,630
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,545 1,518,455
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 261 243,548
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... EUR 2,968 1,707,018
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 1,000 892,500
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 1,424 1,390,501
8.00%, 08/15/28 ................. 1,764 1,665,783
7.38%, 06/30/30 ................. 919 809,187
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
2,581 2,060,722
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 193 162,660
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 1,652 1,678,837
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 579 491,609
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,508 1,208,678
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 480,627
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 717,361
5.13%, 02/28/30 ................. 1,134 826,226
Ziggo BV
2.88%, 01/15/30
(c)
................ EUR 1,933 1,628,576
4.88%, 01/15/30
(b)
................ USD 924 737,720
110,983,211
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 1,878 1,471,883
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,160,390
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 713 704,088
ATI, Inc.
5.88%, 12/01/27 ................. 1,108 1,027,969
4.88%, 10/01/29 ................. 769 654,894
7.25%, 08/15/30 ................. 2,701 2,600,199
5.13%, 10/01/31 ................. 1,978 1,631,850
BHP Billiton Finance USA Ltd., 5.50%, 09/08/53 193 175,436
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 8,368 8,265,743
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 226 214,969
7.63%, 03/15/30 ................. 1,528 1,508,441
Constellium SE
(b)
5.88%, 02/15/26 ................. 503 482,088
5.63%, 06/15/28 ................. 2,235 2,042,985
3.75%, 04/15/29 ................. 3,544 2,917,390
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,594 1,352,174
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
1,961 1,652,143
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 2,544 2,409,982
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. 367 324,686
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,417 935,716
Glencore Funding LLC
(b)
5.70%, 05/08/33 ................. 1,300 1,206,233
6.50%, 10/06/33 ................. 1,169 1,143,527
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 4,472 3,304,378
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 160 160,000
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 2,953 2,770,889
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,991 3,552,556
4.75%, 01/30/30 ................. 3,918 3,324,323
3.88%, 08/15/31 ................. 3,301 2,578,082
POSCO
(b)
5.63%, 01/17/26 ................. 1,032 1,025,178
5.75%, 01/17/28 ................. 615 605,062

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.88%, 01/17/33 ................. USD 299 $ 289,573
Rio Tinto Finance USA plc
5.00%, 03/09/33 ................. 1,225 1,148,016
5.13%, 03/09/53 ................. 96 82,678
Steel Dynamics, Inc.
5.00%, 12/15/26 ................. 358 345,656
3.25%, 10/15/50 ................. 410 233,017
Teck Resources Ltd.
6.00%, 08/15/40 ................. 237 205,687
5.20%, 03/01/42 ................. 841 656,414
54,164,295
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 258 245,248
4.25%, 02/01/27 ................. 1,275 1,113,821
4.75%, 06/15/29 ................. 1,068 858,674
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 217 217,000
4.38%, 01/15/27 ................. 403 345,738
2,780,481
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.70%,
04/24/33
(b)
.................... 728 667,940
CMS Energy Corp.
2.95%, 02/15/27 ................. 304 274,634
4.88%, 03/01/44 ................. 188 153,285
Consumers Energy Co.
4.90%, 02/15/29 ................. 2,089 2,018,476
2.50%, 05/01/60 ................. 291 140,941
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,079,769
Series A, 1.45%, 04/15/26 .......... 975 876,780
Series C, 2.25%, 08/15/31 .......... 357 266,216
NiSource, Inc.
3.49%, 05/15/27 ................. 783 720,453
5.40%, 06/30/33 ................. 1,182 1,099,871
5.95%, 06/15/41 ................. 283 257,905
5.25%, 02/15/43 ................. 268 224,767
San Diego Gas & Electric Co.
4.95%, 08/15/28 ................. 1,164 1,122,172
2.95%, 08/15/51 ................. 306 173,943
5.35%, 04/01/53 ................. 1,001 856,227
Sempra
5.40%, 08/01/26 ................. 1,656 1,632,536
3.25%, 06/15/27 ................. 588 532,733
3.70%, 04/01/29 ................. 1,065 943,954
WEC Energy Group, Inc., 5.60%, 09/12/26 . 1,690 1,679,810
14,722,412
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. 272 249,388
4.50%, 07/30/29 ................. 564 513,396
2.75%, 12/15/29 ................. 163 132,951
4.90%, 12/15/30 ................. 775 706,332
1.88%, 02/01/33 ................. 997 679,312
3.55%, 03/15/52 ................. 525 313,106
5.15%, 04/15/53 ................. 145 114,183
Kilroy Realty LP
4.75%, 12/15/28 ................. 750 660,411
3.05%, 02/15/30 ................. 202 155,185
3,524,264
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 2.2%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... USD 2,926 $ 2,906,513
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,561,732
5.75%, 01/15/28 ................. 732 686,244
Apache Corp., 5.35%, 07/01/49 ........ 1,016 741,528
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 2,924 3,691,550
8.25%, 12/31/28 ................. 2,157 2,141,832
5.88%, 06/30/29 ................. 4,400 3,886,985
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 817 809,195
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 338 316,664
3.59%, 04/14/27 ................. 2,083 1,953,420
3.06%, 06/17/41 ................. 1,701 1,125,080
2.94%, 06/04/51 ................. 42 24,148
3.00%, 03/17/52 ................. 42 24,397
3.38%, 02/08/61 ................. 41 24,262
Buckeye Partners LP
5.85%, 11/15/43 ................. 645 455,808
5.60%, 10/15/44 ................. 503 337,639
Callon Petroleum Co.
6.38%, 07/01/26 ................. 2,437 2,379,935
8.00%, 08/01/28
(b)
................ 3,024 2,988,216
7.50%, 06/15/30
(b)
................ 4,028 3,901,375
Cameron LNG LLC, 3.70%, 01/15/39
(b)
.... 679 500,486
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 337 210,699
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,885,817
5.13%, 06/30/27 ................. 1,126 1,086,417
Cheniere Energy Partners LP, 3.25%, 01/31/32 4,097 3,176,968
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 66,847
6.75%, 04/15/29 ................. 716 700,575
Chevron Corp., 3.08%, 05/11/50 ........ 119 74,699
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,689,133
6.38%, 06/15/26 ................. 1,383 1,358,737
8.38%, 01/15/29 ................. 2,592 2,567,017
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 4,324 4,350,641
8.63%, 11/01/30 ................. 2,094 2,131,327
8.75%, 07/01/31 ................. 3,562 3,595,008
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,102 907,913
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 520 496,848
Columbia Pipelines Holding Co. LLC, 6.06%,
08/15/26
(b)
.................... 107 106,843
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,693 2,450,690
5.88%, 01/15/30 ................. 1,355 1,158,539
ConocoPhillips Co.
4.88%, 10/01/47 ................. 183 150,606
3.80%, 03/15/52 ................. 377 256,809
5.30%, 05/15/53 ................. 27 23,310
5.55%, 03/15/54 ................. 449 401,349
5.70%, 09/15/63 ................. 38 33,910
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 693 640,889
Coterra Energy, Inc., 3.90%, 05/15/27 .... 29 27,039
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 4,985 4,335,707
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 3,369 3,261,529
9.25%, 02/15/28 ................. 2,988 3,009,397
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 1,243 1,195,617
6.00%, 02/01/29 ................. 1,309 1,266,457

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.38%, 02/01/31 ................. USD 1,715 $ 1,728,737
CrownRock LP
(b)
5.63%, 10/15/25 ................. 5,722 5,628,002
5.00%, 05/01/29 ................. 147 138,650
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 1,012 748,273
DCP Midstream Operating LP, 3.25%, 02/15/32 USD 2,913 2,290,669
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,257 1,217,717
4.50%, 01/15/30 ................. 275 244,553
4.75%, 05/15/42 ................. 450 343,080
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
1,126 1,097,517
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 2,696 2,358,480
3.13%, 03/24/31 ................. 2,192 1,794,635
4.25%, 03/15/52 ................. 721 495,538
6.25%, 03/15/53 ................. 386 356,185
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 1,516 1,303,471
4.38%, 06/15/31 ................. 1,138 945,063
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 2,217 2,249,047
9.88%, 07/15/31 ................. 1,645 1,771,485
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 1,861,335
4.39%, 11/30/46 ................. 2,558 1,749,032
Enbridge, Inc.
2.50%, 01/15/25 ................. 1,040 997,390
4.25%, 12/01/26 ................. 500 475,086
5.70%, 03/08/33 ................. 2,075 1,940,195
2.50%, 08/01/33 ................. 90 64,932
4.00%, 11/15/49 ................. 38 25,205
3.40%, 08/01/51 ................. 135 79,827
Series 16-A, (3-mo. CME Term SOFR +
4.15%), 6.00%, 01/15/77
(a)
........ 12,370 10,764,219
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
................... 998 956,051
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(c)
......................... 1,177 1,025,708
Energy Transfer LP
4.90%, 02/01/24 ................. 245 244,137
5.25%, 04/15/29 ................. 270 256,249
6.40%, 12/01/30 ................. 1,415 1,399,692
6.55%, 12/01/33 ................. 1,125 1,110,161
5.95%, 10/01/43 ................. 220 186,078
5.15%, 03/15/45 ................. 986 763,560
6.13%, 12/15/45 ................. 150 129,605
5.40%, 10/01/47 ................. 200 157,072
6.00%, 06/15/48 ................. 341 289,935
6.25%, 04/15/49 ................. 1,986 1,747,618
5.00%, 05/15/50 ................. 62 46,487
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 2,689 2,535,526
6.50%, 09/01/30 ................. 855 820,688
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 414,543
4.85%, 07/15/26 ................. 898 844,135
5.60%, 04/01/44 ................. 1,065 837,356
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 286,760
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 149,292
4.85%, 08/15/42 ................. 105 87,778
4.45%, 02/15/43 ................. 657 518,741
4.85%, 03/15/44 ................. 326 269,984
4.25%, 02/15/48 ................. 38 28,435
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.80%, 02/01/49 ................. USD 575 $ 464,772
4.20%, 01/31/50 ................. 930 681,177
3.30%, 02/15/53 ................. 248 151,854
3.95%, 01/31/60 ................. 35 23,438
EOG Resources, Inc., 4.95%, 04/15/50 ... 136 114,177
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 825,376
4.13%, 12/01/26 ................. 178 165,118
6.50%, 07/01/27
(b)
................ 3,159 3,070,561
4.50%, 01/15/29
(b)
................ 138 121,014
7.50%, 06/01/30
(b)
................ 681 668,154
4.75%, 01/15/31
(b)
................ 875 736,752
EQT Corp., 5.70%, 04/01/28 .......... 807 785,048
Exxon Mobil Corp.
4.33%, 03/19/50 ................. 53 41,043
3.45%, 04/15/51 ................. 59 38,769
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 544 528,747
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 1,472 1,084,518
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,532,824
7.75%, 02/01/28 ................. 344 323,915
8.88%, 04/15/30 ................. 641 619,658
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,267 1,197,570
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 331,928
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 524 485,387
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 539,158
Hess Corp.
6.00%, 01/15/40 ................. 742 716,865
5.60%, 02/15/41 ................. 79 73,352
5.80%, 04/01/47 ................. 713 673,095
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 929,264
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 608 568,445
5.75%, 02/01/29 ................. 1,517 1,365,725
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 2,707 2,263,729
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 684,578
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 878,327
5.50%, 03/01/44 ................. 155 126,264
5.40%, 09/01/44 ................. 850 684,369
Kinder Morgan, Inc.
5.55%, 06/01/45 ................. 263 216,481
5.45%, 08/01/52 ................. 111 89,717
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 1,162 1,066,193
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(c)
.. 463 380,379
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 257,280
Marathon Oil Corp., 4.40%, 07/15/27 ..... 398 372,953
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 94,908
4.75%, 09/15/44 ................. 141 106,560
5.00%, 09/15/54 ................. 54 39,817
Matador Resources Co.
5.88%, 09/15/26 ................. 1,590 1,532,114
6.88%, 04/15/28
(b)
................ 1,424 1,395,489
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
778 764,385
MPLX LP
1.75%, 03/01/26 ................. 931 844,699
5.50%, 02/15/49 ................. 228 184,033
4.95%, 03/14/52 ................. 1,091 808,549
5.65%, 03/01/53 ................. 130 106,932

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp., 5.87%, 12/01/42
(a)(d)
.... USD 150 $ 115,245
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,284 1,271,062
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
2,648 2,456,640
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,563 2,501,952
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 4,485 4,429,072
8.75%, 06/15/31 ................. 1,888 1,878,463
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 727,776
6.38%, 10/01/30 ................. 47 43,475
Occidental Petroleum Corp.
7.50%, 05/01/31 ................. 1,164 1,220,559
6.45%, 09/15/36 ................. 715 694,465
4.20%, 03/15/48 ................. 59 39,768
ONEOK, Inc., 6.63%, 09/01/53 ......... 895 836,422
Ovintiv, Inc.
5.65%, 05/15/25 ................. 1,700 1,690,693
5.65%, 05/15/28 ................. 1,858 1,803,922
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 692 667,786
PDC Energy, Inc., 5.75%, 05/15/26 ...... 126 125,465
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 1,015,767
7.75%, 02/15/26 ................. 4,026 4,022,387
6.88%, 04/01/27 ................. 1,826 1,791,562
5.88%, 07/01/29 ................. 2,915 2,713,081
Phillips 66, 3.30%, 03/15/52 .......... 842 493,436
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 1,880 1,705,923
1.90%, 08/15/30 ................. 570 445,357
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 40 37,818
4.30%, 01/31/43 ................. 400 270,911
Puma International Financing SA
(c)
5.13%, 10/06/24 ................. 829 795,840
5.00%, 01/24/26 ................. 4,288 3,834,458
Repsol International Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 100,096
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,366,249
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,433 2,195,986
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 370,158
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 175 174,720
5.63%, 03/01/25 ................. 1,105 1,097,773
5.00%, 03/15/27 ................. 691 665,476
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 1,984 1,957,018
SM Energy Co.
5.63%, 06/01/25 ................. 1,007 980,207
6.75%, 09/15/26 ................. 234 229,837
6.63%, 01/15/27 ................. 245 238,074
6.50%, 07/15/28 ................. 1,741 1,676,087
Southwestern Energy Co.
5.70%, 01/23/25
(a)(d)
............... 309 305,281
5.38%, 02/01/29 ................. 1,240 1,145,485
Spectra Energy Partners LP, 5.95%, 09/25/43 100 87,086
Sunoco LP
5.88%, 03/15/28 ................. 911 861,799
7.00%, 09/15/28
(b)
................ 977 950,835
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 78 76,842
6.00%, 03/01/27 ................. 482 440,979
5.50%, 01/15/28 ................. 260 227,773
6.00%, 12/31/30 ................. 655 551,401
6.00%, 09/01/31 ................. 353 297,039
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ USD 398 $ 333,311
Valero Energy Corp., 4.35%, 06/01/28 .... 59 55,232
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 4,619 3,843,832
4.13%, 08/15/31 ................. 1,692 1,360,379
3.88%, 11/01/33 ................. 1,176 888,642
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 551 514,017
Viper Energy Partners LP, 7.38%, 11/01/31
(b)
1,215 1,211,962
Vital Energy, Inc.
10.13%, 01/15/28 ................ 1,151 1,154,034
9.75%, 10/15/30 ................. 1,151 1,128,016
Western Midstream Operating LP
3.95%, 06/01/25 ................. 935 899,207
6.35%, 01/15/29 ................. 160 159,140
5.45%, 04/01/44 ................. 1,263 972,033
5.30%, 03/01/48 ................. 389 290,604
5.50%, 08/15/48 ................. 856 649,036
5.25%, 02/01/50
(d)
................ 1,741 1,286,529
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,645 1,627,932
3.75%, 06/15/27 ................. 1,498 1,383,914
5.30%, 08/15/28 ................. 2,084 2,008,475
5.30%, 08/15/52 ................. 108 87,806
236,083,327
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28
(c)
.. EUR 1,100 968,955
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ..................... USD 2,435 1,830,055
2,799,010
Passenger Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,746 2,498,481
Air France-KLM
(c)
1.88%, 01/16/25 ................. EUR 500 505,386
8.13%, 05/31/28 ................. 800 888,025
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 416 440,752
5.50%, 04/20/26 ................. 1,083 1,053,588
7.25%, 02/15/28 ................. 387 359,841
5.75%, 04/20/29 ................. 3,326 3,000,601
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,031 2,512,107
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
1,328 1,284,575
Deutsche Lufthansa AG
(c)
2.88%, 05/16/27 ................. EUR 200 194,905
3.50%, 07/14/29 ................. 800 756,643
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
............... 600 560,010
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 2,484 2,454,007
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 1,327 978,449
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 237 227,201
Series 2020-1, Class A, 5.88%, 10/15/27 —
(o)
1
Series 2023-1, Class A, 5.80%, 01/15/36 1,548 1,450,645
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 2,629 2,438,699
4.63%, 04/15/29 ................. 3,450 2,914,226
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 273 209,959
6.38%, 02/01/30 ................. 2,393 1,595,873
26,323,974
Personal Care Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 682 700,797

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
5.75%, 09/15/28
(c)
................ EUR 596 $ 634,380
4.75%, 01/15/29
(b)
................ USD 141 124,817
6.63%, 07/15/30
(b)
................ 1,331 1,268,073
2,728,067
Pharmaceuticals — 0.4%
AstraZeneca plc, 3.00%, 05/28/51 ....... 119 72,928
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82 ............... EUR 2,300 2,263,276
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 ......... 700 733,263
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83 ............... 900 945,148
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,465,158
4.38%, 12/15/28 ................. 1,480 1,356,184
Bristol-Myers Squibb Co.
4.55%, 02/20/48 ................. 19 14,965
4.25%, 10/26/49 ................. 19 14,131
2.55%, 11/13/50 ................. 26 13,855
3.70%, 03/15/52 ................. 21 14,097
6.25%, 11/15/53 ................. 700 692,735
3.90%, 03/15/62 ................. 32 20,921
6.40%, 11/15/63 ................. 640 634,067
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ 2,291 2,044,374
2.38%, 03/01/28
(c)
................ EUR 1,715 1,487,552
3.13%, 02/15/29
(b)
................ USD 1,519 1,194,314
3.50%, 04/01/30
(b)
................ 1,434 1,125,690
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 665,392
5.50%, 01/15/28
(b)
................ USD 1,550 1,374,829
7.50%, 05/15/30
(c)
................ EUR 909 957,254
Eli Lilly & Co.
4.88%, 02/27/53 ................. USD 52 45,067
4.95%, 02/27/63 ................. 37 31,513
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 205 205,523
4.13%, 05/15/28 ................. 835 812,896
6.75%, 05/15/30 ................. 1,612 1,724,412
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 1,200 1,043,602
Johnson & Johnson
3.70%, 03/01/46 ................. 76 56,049
2.45%, 09/01/60 ................. 41 21,042
Merck & Co., Inc.
2.15%, 12/10/31 ................. 2,225 1,715,036
2.75%, 12/10/51 ................. 38 21,458
5.00%, 05/17/53 ................. 659 562,759
5.15%, 05/17/63 ................. 36 30,676
Organon & Co.
2.88%, 04/30/28
(c)
................ EUR 982 896,909
4.13%, 04/30/28
(b)
................ USD 1,919 1,657,556
5.13%, 04/30/31
(b)
................ 1,600 1,249,467
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................. 1,535 1,443,437
4.75%, 05/19/33 ................. 1,821 1,673,504
5.11%, 05/19/43 ................. 20 17,555
5.30%, 05/19/53 ................. 1,806 1,579,975
5.34%, 05/19/63 ................. 37 31,696
Pfizer, Inc.
2.55%, 05/28/40 ................. 45 28,567
5.60%, 09/15/40 ................. 140 131,466
4.30%, 06/15/43 ................. 5 3,961
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 826 457,932
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,383,230
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 3.18%,
07/09/50 ..................... USD 604 $ 358,183
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. EUR 191 197,285
3.75%, 05/09/27 ................. 440 422,956
7.38%, 09/15/29 ................. 2,901 3,096,253
4.38%, 05/09/30 ................. 377 338,841
7.88%, 09/15/31 ................. 524 568,028
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 849 842,845
7.13%, 01/31/25 ................. 400 395,456
3.15%, 10/01/26 ................. 4,153 3,625,943
4.75%, 05/09/27 ................. 736 662,400
6.75%, 03/01/28 ................. 200 190,910
7.88%, 09/15/29 ................. 1,799 1,764,369
8.13%, 09/15/31 ................. 1,629 1,605,477
Wyeth LLC, 5.95%, 04/01/37 .......... 180 177,498
48,161,865
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 576,414
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 5,199 4,120,207
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 3,925 3,376,678
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 191 166,390
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,665 1,514,433
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,932 1,482,081
6.63%, 05/15/25 ................. GBP 150 131,268
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 1,231 1,098,386
12,465,857
Real Estate Management & Development — 0.2%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(j)
.......... EUR 925 948,293
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(j)
........... 900 956,179
Agps Bondco plc
(c)(e)(l)
6.00%, 08/05/25 ................. 600 265,054
5.50%, 11/13/26 ................. 1,000 414,352
5.00%, 01/14/29 ................. 2,400 742,532
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... USD 2,332 1,919,528
7.00%, 04/15/30
(b)
................ 484 398,407
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%), 4.75%
(a)(k)
. GBP 329 163,952
(5-Year EUR Swap Annual + 3.98%),
3.38%
(a)(k)
.................... EUR 1,100 465,564
0.00%, 07/16/26 ................. 400 341,449
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(c)(k)
........ 1,000 473,711
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.. 900 461,861
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. USD 2,667 2,432,491
8.88%, 09/01/31 ................. 767 727,185
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 1,600 1,066,768
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00%, 12/18/21 ................ USD 1,735 52,050
11.75%, 04/17/22 ................ 2,039 61,170
7.95%, 07/05/22 ................. 1,650 57,370
12.25%, 10/18/22 ................ 3,269 98,070
10.88%, 01/09/23 ................ 1,345 40,350
11.88%, 06/01/23 ................ 1,500 45,000

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.25%, 07/28/23 ................. USD 3,540 $ 106,200
9.88%, 10/19/23 ................. 2,640 79,200
Fastighets AB Balder
(c)
1.88%, 03/14/25 ................. EUR 373 368,194
1.13%, 01/29/27 ................. 211 177,032
(5-Year EUR Swap Annual + 3.19%),
2.87%, 06/02/81
(a)
.............. 397 287,640
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a)(k)
.................... 400 192,701
1.13%, 01/21/26 ................. 220 197,404
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(k)
.................... 1,725 735,236
Heimstaden Bostad Treasury BV
0.63%, 07/24/25
(c)
................ 216 200,428
1.38%, 03/03/27 ................. 203 169,634
1.00%, 04/13/28
(c)
................ 422 319,834
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 523 459,774
4.13%, 02/01/29 ................. 1,028 824,970
4.38%, 02/01/31 ................. 270 205,523
JGC Ventures Pte. Ltd.
(j)
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25 .................... 118 38,740
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(l)
................. 1,502 142,309
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(k)
....... 2,389 2,272,536
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(e)(j)(l)
.................. 1,450 144,738
Series 2, 5.00%, 04/30/27 .......... 60 6,032
SBB Treasury OYJ
(c)
0.75%, 12/14/28 ................. EUR 2,263 1,328,937
1.13%, 11/26/29 ................. 560 322,932
Sunac China Holdings Ltd., 7.00%, 07/09/25
(c)(e)
(l)
......................... USD 1,440 198,000
20,909,330
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 376 349,343
Camden Property Trust, 3.15%, 07/01/29 .. 175 152,240
Invitation Homes Operating Partnership LP
4.15%, 04/15/32 ................. 400 333,680
5.50%, 08/15/33 ................. 1,307 1,184,930
Mid-America Apartments LP
3.60%, 06/01/27 ................. 412 382,847
3.95%, 03/15/29 ................. 122 111,006
UDR, Inc.
3.20%, 01/15/30 ................. 118 99,178
3.00%, 08/15/31 ................. 205 162,369
2.10%, 08/01/32 ................. 85 60,001
2,835,594
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,671 1,393,948
Kimco Realty OP LLC
4.60%, 02/01/33 ................. 470 406,151
6.40%, 03/01/34 ................. 1,295 1,271,265
Realty Income Corp.
3.95%, 08/15/27 ................. 1,246 1,156,959
4.85%, 03/15/30 ................. 660 609,590
5.63%, 10/13/32 ................. 1,177 1,110,874
Regency Centers LP
2.95%, 09/15/29 ................. 1,075 898,129
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.70%, 06/15/30 ................. USD 1,334 $ 1,132,768
7,979,684
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG
(c)(m)
0.00%, 03/05/25
(n)
................ EUR 1,000 930,765
2.13%, 11/03/27 ................. 900 685,649
Analog Devices, Inc., 2.80%, 10/01/41 .... USD 308 195,348
Broadcom, Inc.
(b)
4.15%, 04/15/32 ................. 699 591,432
3.19%, 11/15/36 ................. 260 180,066
4.93%, 05/15/37 ................. 3,184 2,653,619
Entegris Escrow Corp.
(b)
4.75%, 04/15/29 ................. 11,062 9,906,509
5.95%, 06/15/30 ................. 874 799,572
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 595 530,859
Intel Corp.
4.15%, 08/05/32 ................. 305 270,355
2.80%, 08/12/41 ................. 115 71,986
5.63%, 02/10/43 ................. 535 489,874
4.90%, 08/05/52 ................. 33 26,297
5.70%, 02/10/53 ................. 908 812,599
5.90%, 02/10/63 ................. 613 554,223
KLA Corp.
4.10%, 03/15/29 ................. 790 736,174
5.00%, 03/15/49 ................. 367 304,813
3.30%, 03/01/50 ................. 608 383,171
Lam Research Corp., 4.88%, 03/15/49 .... 334 275,498
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
1,271 1,245,872
NVIDIA Corp., 3.50%, 04/01/40 ........ 519 388,542
NXP BV, 4.30%, 06/18/29 ............ 3,930 3,539,869
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 580 443,114
6.00%, 05/20/53 ................. 45 43,306
SK Hynix, Inc., 6.50%, 01/17/33
(b)
....... 1,346 1,280,719
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,764 1,455,300
Texas Instruments, Inc.
5.00%, 03/14/53 ................. 57 48,537
5.05%, 05/18/63 ................. 36 29,977
28,874,045
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 172,307
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 1,418 1,400,271
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
11,764 9,614,081
Autodesk, Inc.
3.50%, 06/15/27 ................. 743 687,023
2.40%, 12/15/31 ................. 532 408,694
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,170,749
7.13%, 10/02/25
(b)
................ USD 3,366 3,320,407
9.13%, 03/01/26
(b)
................ 4,985 4,953,844
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 3,293 3,044,014
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 1,840 1,784,800
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 8.42%, 05/15/28
(a)(c)
EUR 865 880,477
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 4,668 4,484,491
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 5,478 4,703,427
4.88%, 07/01/29 ................. 4,578 3,861,017
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 20,691 18,165,616
9.00%, 09/30/29 ................. 8,470 7,212,925
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 867,862
6.50%, 10/15/28 ................. 623 516,311

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 USD 300 $ 250,761
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,284,734
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 1,425 1,268,945
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 648 544,003
McAfee Corp., 7.38%, 02/15/30
(b)
....... 4,705 3,763,885
Microsoft Corp.
3.45%, 08/08/36 ................. 538 438,711
4.45%, 11/03/45 ................. 356 304,353
3.70%, 08/08/46 ................. 18 13,402
4.25%, 02/06/47 ................. 16 13,068
2.53%, 06/01/50 ................. 22 12,593
2.92%, 03/17/52 ................. 2,021 1,247,581
2.68%, 06/01/60 ................. 19 10,506
3.04%, 03/17/62 ................. 18 10,688
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,587 3,246,235
Open Text Corp., 6.90%, 12/01/27
(b)
..... 4,926 4,901,591
Oracle Corp.
3.85%, 07/15/36 ................. 850 648,292
6.50%, 04/15/38 ................. 281 274,187
5.38%, 07/15/40 ................. 850 723,369
3.65%, 03/25/41 ................. 370 251,957
4.13%, 05/15/45 ................. 485 335,962
4.00%, 07/15/46 ................. 365 245,235
4.00%, 11/15/47 ................. 450 299,177
3.60%, 04/01/50 ................. 1,738 1,064,994
3.95%, 03/25/51 ................. 958 621,875
6.90%, 11/09/52 ................. 10 9,854
5.55%, 02/06/53 ................. 233 193,575
4.38%, 05/15/55 ................. 175 118,402
3.85%, 04/01/60 ................. 81 48,616
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 860 829,012
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 2,368 1,963,909
Salesforce, Inc.
2.70%, 07/15/41 ................. 365 234,716
2.90%, 07/15/51 ................. 179 105,275
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
3,919 3,677,089
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 800 654,898
VMware, Inc., 2.20%, 08/15/31 ........ 2,247 1,661,128
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
4,418 3,647,350
104,168,244
Specialized REITs — 0.1%
American Tower Corp.
3.38%, 10/15/26 ................. 995 921,068
3.95%, 03/15/29 ................. 500 445,415
2.10%, 06/15/30 ................. 680 517,935
2.30%, 09/15/31 ................. 247 182,156
4.05%, 03/15/32 ................. 390 327,203
Crown Castle, Inc.
4.30%, 02/15/29 ................. 715 647,170
3.10%, 11/15/29 ................. 200 166,296
2.50%, 07/15/31 ................. 489 369,307
Equinix, Inc.
2.90%, 11/18/26 ................. 575 524,559
2.15%, 07/15/30 ................. 159 122,091
2.50%, 05/15/31 ................. 250 190,861
3.00%, 07/15/50 ................. 192 104,531
2.95%, 09/15/51 ................. 265 142,048
3.40%, 02/15/52 ................. 500 296,561
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 2,538 2,458,690
5.63%, 07/15/32 ................. 635 542,465
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,979 1,802,265
3.13%, 02/01/29 ................. 2,984 2,467,182
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Weyerhaeuser Co., 4.75%, 05/15/26 ..... USD 300 $ 292,140
12,519,943
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,125,390
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 320 283,539
4.75%, 03/01/30 ................. 231 196,026
5.00%, 02/15/32
(b)
................ 517 419,319
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 714 670,400
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. USD 1,121 1,109,117
8.50%, 10/30/25 ................. 2,652 2,608,905
Goldstory SAS, 5.38%, 03/01/26
(c)
...... EUR 1,555 1,585,702
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. USD 1,389 1,138,980
Home Depot, Inc. (The)
4.25%, 04/01/46 ................. 177 134,540
3.90%, 06/15/47 ................. 160 114,482
4.50%, 12/06/48 ................. 135 106,392
3.35%, 04/15/50 ................. 710 449,943
3.63%, 04/15/52 ................. 59 39,292
4.95%, 09/15/52 ................. 48 40,402
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 601,296
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,854,444
Lowe's Cos., Inc.
3.70%, 04/15/46 ................. 735 483,380
3.00%, 10/15/50 ................. 1,158 636,467
3.50%, 04/01/51 ................. 130 78,733
4.25%, 04/01/52 ................. 161 111,582
5.63%, 04/15/53 ................. 826 713,771
5.75%, 07/01/53 ................. 21 18,427
4.45%, 04/01/62 ................. 320 218,485
5.80%, 09/15/62 ................. 17 14,404
5.85%, 04/01/63 ................. 17 14,504
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,197,904
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 936,756
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 3,967 3,652,188
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 812,179
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 3,500 3,053,203
6.13%, 07/01/29 ................. 2,677 2,241,987
6.00%, 12/01/29 ................. 4,151 3,455,708
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 7,560 6,597,385
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 1,766 1,657,287
38,372,519
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,400 1,184,998
4.50%, 02/23/36 ................. 580 536,345
3.85%, 05/04/43 ................. 189 146,171
4.65%, 02/23/46 ................. 818 697,877
3.85%, 08/04/46 ................. 350 262,462
2.65%, 05/11/50 ................. 1,008 583,481
2.65%, 02/08/51 ................. 1,193 685,052
2.70%, 08/05/51 ................. 370 213,976
3.95%, 08/08/52 ................. 935 693,194
4.85%, 05/10/53 ................. 12 10,424
2.55%, 08/20/60 ................. 19 10,407
2.85%, 08/05/61 ................. 19 10,562
4.10%, 08/08/62 ................. 14 10,266

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC
6.02%, 06/15/26 ................. USD 215 $ 215,275
3.45%, 12/15/51 ................. 133 79,242
HP, Inc.
2.20%, 06/17/25 ................. 912 861,074
3.00%, 06/17/27 ................. 1,114 1,003,359
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 2,297 2,334,274
8.50%, 07/15/31 ................. 2,537 2,581,557
12,119,996
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. 1,677 1,375,140
4.13%, 08/15/31 ................. 40 30,398
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(e)(l)(m)
............ EUR 1,300 632,748
Hanesbrands, Inc., 4.88%, 05/15/26
(b)
.... USD 750 689,111
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 747 614,865
3,342,262
Tobacco — 0.1%
Altria Group, Inc.
3.88%, 09/16/46 ................. 257 158,743
5.95%, 02/14/49 ................. 1,005 852,563
3.70%, 02/04/51 ................. 54 31,462
4.00%, 02/04/61 ................. 35 21,097
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,146,197
6.42%, 08/02/33 ................. 1,215 1,144,929
4.39%, 08/15/37 ................. 176 127,918
4.54%, 08/15/47 ................. 488 315,720
4.76%, 09/06/49 ................. 165 109,693
7.08%, 08/02/53 ................. 643 573,884
BAT International Finance plc, 4.45%, 03/16/28 502 462,531
Philip Morris International, Inc., 5.63%,
11/17/29 ..................... 471 460,921
5,405,658
Trading Companies & Distributors — 0.3%
Air Lease Corp., 2.88%, 01/15/26 ....... 4,105 3,810,068
Aircastle Ltd., 6.50%, 07/18/28
(b)
........ 697 671,294
Aviation Capital Group LLC
(b)
1.95%, 01/30/26 ................. 100 89,921
1.95%, 09/20/26 ................. 1,966 1,711,891
6.75%, 10/25/28 ................. 2,472 2,435,883
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 1,313 1,102,257
6.50%, 08/01/30 ................. 1,319 1,259,445
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 2,731 2,704,003
9.75%, 08/01/27 ................. 2,116 2,176,835
5.50%, 05/01/28 ................. 3,357 3,052,563
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 548 452,040
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 276,134
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,574 2,419,511
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 2,102 1,832,509
Rexel SA, 5.25%, 09/15/30
(c)
.......... EUR 499 520,072
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... USD 8,873 8,537,443
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 1,308 1,307,240
7.25%, 06/15/28 ................. 2,908 2,889,535
37,248,644
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV
(a)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 $ 585,851
(5-Year EUR Swap Annual + 3.69%), 3.25% 2,100 2,050,480
Heathrow Finance plc, 3.88%, 03/01/27
(d)
.. GBP 607 645,432
Mundys SpA
1.63%, 02/03/25 ................. EUR 134 135,547
1.88%, 02/12/28 ................. 809 732,281
4,149,591
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 387 266,081
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,100 977,350
4.38%, 04/22/49 ................. 550 409,860
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 5,375 5,012,382
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 787 424,980
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 882 855,496
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,120 960,057
4.50%, 04/27/31 ................. 1,727 1,287,133
Rogers Communications, Inc.
3.80%, 03/15/32 ................. 1,199 972,332
4.30%, 02/15/48 ................. 838 562,665
4.35%, 05/01/49 ................. 351 238,979
3.70%, 11/15/49 ................. 270 164,580
4.55%, 03/15/52 ................. 1,481 1,024,332
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ................. EUR 1,370 1,404,517
4.50%, 04/20/25 ................. 553 573,310
4.75%, 07/30/25 ................. 1,083 1,123,348
3.13%, 09/19/25 ................. 1,130 1,122,479
5.00%, 04/15/28 ................. 247 237,306
4.00%, 09/19/29 ................. 1,549 1,353,867
3.88%, 07/06/32 ................. 1,445 1,148,138
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,568,646
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 972,526
(7-Year EUR Swap Annual + 3.35%), 6.14% 3,300 3,277,694
(8-Year EUR Swap Annual + 3.62%), 6.75% 300 307,177
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,485,567
2.05%, 02/15/28 ................. 157 133,874
2.55%, 02/15/31 ................. 525 409,052
3.50%, 04/15/31 ................. 827 686,536
4.38%, 04/15/40 ................. 475 367,382
3.00%, 02/15/41 ................. 880 555,456
4.50%, 04/15/50 ................. 125 91,193
3.30%, 02/15/51 ................. 944 554,743
3.40%, 10/15/52 ................. 1,290 763,430
5.65%, 01/15/53 ................. 13 11,237
5.75%, 01/15/54 ................. 13 11,412
6.00%, 06/15/54 ................. 13 11,804
5.80%, 09/15/62 ................. 31 26,713
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 1,259 1,264,370
4.25%, 01/31/31
(b)
................ USD 493 387,807
4.50%, 07/15/31
(c)
................ GBP 2,642 2,496,723
4.75%, 07/15/31
(b)
................ USD 1,166 938,520
Vodafone Group plc
4.88%, 06/19/49 ................. 45 34,039
5.63%, 02/10/53 ................. 40 33,643
5.75%, 02/10/63 ................. 25 20,831

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 439 $ 426,356
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(a)(c)
.................. GBP 2,384 2,738,263
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 785 757,658
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84
(a)(c)
............. 1,614 1,709,792
41,895,555
Total Corporate Bonds — 27.2%
(Cost: $3,306,215,617) ........................... 2,989,872,538
Equity-Linked Notes
Aerospace & Defense — 0.2%
Mizuho Markets Cayman LP (RTX Corp.),
15.42%, 11/02/23
(b)
............... USD 62 5,071,388
Nomura Holdings, Inc. (L3Harris Technologies,
Inc.), 12.60%, 11/24/23
(b)
............ 40 7,014,945
SGA Societe Generale Acceptance NV (RTX
Corp.), 13.13%, 01/05/24 ........... 78 6,452,474
18,538,807
Air Freight & Logistics — 0.0%
BMO Capital Markets Corp. (FedEx Corp.),
8.72%, 11/21/23 ................. 16 3,784,787
Automobile Components — 0.1%
(b)
Mizuho Markets Cayman LP (Lear Corp.),
22.37%, 12/07/23 ................ 29 3,872,908
Royal Bank of Canada (BorgWarner, Inc.),
16.37%, 11/01/23 ................ 73 2,676,571
6,549,479
Automobiles — 0.1%
Barclays Bank plc (General Motors Co.),
23.00%, 12/07/23 ................ 77 2,177,711
UBS AG (General Motors Co.),
24.60%, 11/20/23
(b)
............... 101 2,890,682
5,068,393
Banks — 0.5%
BMO Capital Markets Corp. (Citigroup, Inc.),
22.21%, 12/14/23
(b)
............... 147 5,762,820
BNP Paribas SA (Fifth Third Bancorp),
19.34%, 12/06/23
(b)
............... 132 3,168,799
BNP Paribas SA (First Horizon Corp.),
21.44%, 12/01/23
(b)
............... 252 2,728,870
Citigroup, Inc. (Citizens Financial Group, Inc.),
29.89%, 11/06/23
(b)
............... 77 1,805,028
Citigroup, Inc. (Wells Fargo & Co.),
20.35%, 11/06/23
(b)
............... 181 7,142,641
JPMorgan Structured Products BV (Bank of
America Corp.), 11.57%, 12/01/23
(b)
.... 205 5,428,045
JPMorgan Structured Products BV
(First Citizens BancShares, Inc.),
26.79%, 12/14/23
(b)
............... 4 5,625,671
Mizuho Markets Cayman LP (Wells Fargo &
Co.), 20.82%, 11/30/23 ............. 166 6,625,282
Royal Bank of Canada (Citigroup, Inc.),
21.65%, 11/30/23
(b)
............... 53 2,103,868
Royal Bank of Canada (JPMorgan Chase &
Co.), 10.63%, 11/30/23
(b)
............ 94 13,231,284
53,622,308
Security
Par (000)
Par (000) Value
Beverages — 0.2%
Barclays Bank plc (Molson Coors Beverage
Co.), 11.58%, 11/01/23 ............. USD 37 $ 2,097,683
Citigroup, Inc. (Coca-Cola Co. (The)),
13.08%, 12/07/23 ................ 200 11,237,359
JPMorgan Structured Products BV (PepsiCo,
Inc.), 11.02%, 12/11/23 ............. 34 5,590,642
18,925,684
Broadline Retail — 0.3%
BNP Paribas SA (eBay, Inc.),
13.71%, 11/02/23
(b)
............... 66 2,601,449
Citigroup, Inc. (Amazon.com, Inc.),
18.18%, 02/02/24 ................ 216 28,213,396
Mizuho Markets Cayman LP (Amazon.com,
Inc.), 17.62%, 11/09/23 ............. 52 6,957,469
37,772,314
Building Products — 0.0%
Royal Bank of Canada (Johnson Controls
International plc), 17.23%, 11/07/23
(b)
... 42 2,076,246
Capital Markets — 0.1%
Barclays Bank plc (LPL Financial Holdings,
Inc.), 18.38%, 02/02/24 ............. 10 2,225,427
Goldman Sachs International (Raymond James
Financial, Inc.), 13.29%, 11/06/23
(b)
..... 32 3,077,989
JPMorgan Structured Products BV (Bank
of New York Mellon Corp. (The)),
16.38%, 12/01/23
(b)
............... 52 2,237,354
Mizuho Markets Cayman LP (Charles Schwab
Corp. (The)), 24.52%, 12/01/23 ....... 85 4,424,258
Mizuho Markets Cayman LP (Goldman Sachs
Group, Inc. (The)), 14.82%, 12/01/23 ... 13 3,873,602
15,838,630
Chemicals — 0.2%
Barclays Bank plc (Ecolab, Inc.),
6.20%, 11/01/23 ................. 13 2,129,031
BNP Paribas SA (Dow, Inc.),
23.18%, 12/07/23
(b)
............... 56 2,731,326
BNP Paribas SA (PPG Industries, Inc.),
20.25%, 12/06/23
(b)
............... 35 4,353,590
Citigroup, Inc. (LyondellBasell Industries NV),
17.16%, 02/02/24 ................ 24 2,202,886
Royal Bank of Canada (Ecolab, Inc.),
12.38%, 02/14/24
(b)
............... 27 4,461,722
Royal Bank of Canada (Mosaic Co. (The)),
16.59%, 11/07/23
(b)
............... 126 4,104,988
19,983,543
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Republic Services, Inc.),
9.61%, 02/15/24 ................. 26 3,886,393
UBS AG (Waste Management, Inc.),
10.20%, 12/08/23 ................ 34 5,581,887
9,468,280
Communications Equipment — 0.2%
Barclays Bank plc (Nokia Oyj),
30.49%, 12/11/23
(b)
............... 407 1,381,576
Citigroup, Inc. (Arista Networks, Inc.),
19.45%, 02/13/24 ................ 28 5,530,290
Mizuho Markets Cayman LP (Cisco Systems,
Inc.), 16.87%, 12/07/23
(b)
........... 84 4,411,434
Royal Bank of Canada (Cisco Systems, Inc.),
12.73%, 11/15/23
(b)
............... 234 12,236,249
UBS AG (Juniper Networks, Inc.),
13.90%, 01/31/24 ................ 103 2,777,704
26,337,253

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
Citigroup, Inc. (Vulcan Materials Co.),
10.45%, 11/02/23 ................ USD 20 $ 3,995,031
Consumer Finance — 0.1%
Barclays Bank plc (Ally Financial, Inc.),
30.79%, 12/01/23 ................ 222 5,469,467
BNP Paribas SA (American Express Co.),
14.21%, 12/05/23
(b)
............... 27 3,936,049
Citigroup, Inc. (Capital One Financial Corp.),
20.08%, 01/24/24 ................ 23 2,251,588
11,657,104
Consumer Staples Distribution & Retail — 0.4%
BMO Capital Markets Corp. (Sysco Corp.),
11.00%, 11/01/23 ................. 42 2,726,819
BNP Paribas SA (Walmart, Inc.),
8.17%, 11/16/23
(b)
................ 99 16,066,610
Citigroup, Inc. (BJ's Wholesale Club Holdings,
Inc.), 12.98%, 11/17/23 ............. 49 3,282,353
Citigroup, Inc. (Target Corp.), 15.33%, 11/16/23 19 2,086,053
JPMorgan Structured Products BV (Target
Corp.), 23.72%, 11/17/23 ........... 84 9,199,545
JPMorgan Structured Products BV (Walmart,
Inc.), 6.14%, 11/17/23 .............. 21 3,390,959
Nomura Holdings, Inc. (Dollar General Corp.),
19.90%, 12/21/23
(b)
............... 37 4,381,211
Royal Bank of Canada (Sysco Corp.),
12.79%, 01/31/24 ................ 66 4,390,987
45,524,537
Containers & Packaging — 0.1%
Citigroup, Inc. (Sealed Air Corp.),
18.97%, 11/06/23
(b)
............... 126 3,892,938
UBS AG (International Paper Co.),
16.80%, 01/31/24 ................ 83 2,783,824
6,676,762
Diversified Telecommunication Services — 0.2%
Goldman Sachs International (Verizon
Communications, Inc.), 23.47%, 11/06/23
(b)
176 6,138,917
Mizuho Markets Cayman LP (AT&T, Inc.),
9.67%, 12/06/23 ................. 544 8,364,865
Nomura Holdings, Inc. (AT&T, Inc.),
19.58%, 11/10/23
(b)
............... 162 2,464,752
16,968,534
Electric Utilities — 0.2%
(b)
BNP Paribas SA (NextEra Energy, Inc.),
25.21%, 12/07/23 ................ 151 8,619,057
Goldman Sachs International (Exelon Corp.),
16.40%, 11/10/23 ................ 81 3,161,611
Mizuho Markets Cayman LP (American Electric
Power Co., Inc.), 22.12%, 12/07/23 ..... 45 3,358,748
Nomura Holdings, Inc. (PG&E Corp.),
11.76%, 11/24/23 ................. 147 2,404,760
17,544,176
Electrical Equipment — 0.1%
Barclays Bank plc (Eaton Corp. plc),
13.16%, 02/08/24 ................ 27 5,531,621
BMO Capital Markets Corp. (Eaton Corp. plc),
13.89%, 11/01/23 ................ 14 2,719,137
SGA Societe Generale Acceptance NV
(Schneider Electric SE), 28.64%, 12/14/23
(b)
46 1,506,206
9,756,964
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
Citigroup, Inc. (Flex Ltd.), 12.16%, 01/25/24 . USD 477 $ 12,273,223
Nomura Holdings, Inc. (Keysight Technologies,
Inc.), 12.02%, 11/17/23 ............. 29 3,529,140
15,802,363
Energy Equipment & Services — 0.1%
Barclays Bank plc (Schlumberger NV),
19.63%, 12/05/23 ................ 38 2,132,644
Citigroup, Inc. (Baker Hughes Co.),
18.01%, 01/23/24 ................ 110 3,825,458
5,958,102
Entertainment — 0.2%
Citigroup, Inc. (Netflix, Inc.), 14.51%, 12/06/23 28 11,396,389
Goldman Sachs International (Walt Disney Co.
(The)), 16.68%, 11/08/23 ........... 87 7,042,560
18,438,949
Financial Services — 0.5%
Barclays Bank plc (Carlyle Group, Inc. (The)),
33.19%, 12/11/23
(b)
............... 149 4,163,489
BNP Paribas SA (Equitable Holdings, Inc.),
28.04%, 12/11/23
(b)
............... 112 3,008,987
BNP Paribas SA (Fiserv, Inc.),
10.65%, 12/07/23
(b)
............... 116 13,316,462
BNP Paribas SA (Rocket Cos., Inc.),
16.49%, 11/09/23
(b)
............... GBP 22 1,449,815
Citigroup, Inc. (CME Group, Inc.),
9.76%, 12/08/23 ................. USD 8 1,654,576
Citigroup, Inc. (Moody's Corp.),
12.22%, 12/08/23 ................ 9 2,710,167
JPMorgan Structured Products BV (Voya
Financial, Inc.), 14.13%, 11/01/23 ...... 78 5,167,224
Mizuho Markets Cayman LP (Fidelity National
Information Services, Inc.)
15.22% - 24.42%, 11/07/23 - 01/05/24 ... 165 8,133,010
Nomura Holdings, Inc. (PayPal Holdings, Inc.),
15.90%, 11/03/23 ................ 76 3,936,249
SGA Societe Generale Acceptance NV (Fidelity
National Information Services, Inc.),
16.53%, 11/02/23
(b)
............... 97 4,745,052
UBS AG (Visa, Inc.), 13.50%, 11/24/23
(b)
... 14 3,228,378
51,513,409
Food Products — 0.1%
BNP Paribas SA (Danone SA),
16.17%, 11/16/23
(b)
............... EUR 24 1,382,641
HSBC Bank plc (Danone SA), 6.09%, 11/08/23 82 4,810,565
UBS AG (Kraft Heinz Co. (The)),
7.00%, 11/24/23
(b)
................ USD 224 7,073,838
13,267,044
Ground Transportation — 0.0%
Mizuho Markets Cayman LP (CSX Corp.),
12.37%, 12/05/23 ................ 72 2,162,302
Health Care Equipment & Supplies — 0.5%
Barclays Bank plc (Zimmer Biomet Holdings,
Inc.), 9.30%, 11/02/23 .............. 29 3,029,777
BMO Capital Markets Corp. (Becton Dickinson
& Co.), 6.98%, 11/10/23 ............ 15 3,880,310
Citigroup, Inc. (Boston Scientific Corp.),
12.41%, 02/01/24 ................ 143 7,222,948
Citigroup, Inc. (Dexcom, Inc.),
25.45%, 02/09/24 ................ 49 4,399,867
HSBC Bank plc (EssilorLuxottica SA),
10.34%, 11/08/23 ................ EUR 38 6,924,782
HSBC Bank plc (Koninklijke Philips NV),
23.10%, 11/30/23
(b)
............... 129 2,471,837

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
JPMorgan Structured Products BV (Zimmer
Biomet Holdings, Inc.), 18.97%, 11/20/23
(b)
USD 52 $ 5,425,985
Royal Bank of Canada (Baxter International,
Inc.), 26.91%, 12/11/23
(b)
............ 154 4,938,446
Royal Bank of Canada (Stryker Corp.),
13.14%, 11/01/23
(b)
............... 24 6,412,024
UBS AG (Medtronic plc), 13.40%, 11/20/23
(b)
88 6,243,240
50,949,216
Health Care Providers & Services — 1.0%
Barclays Bank plc (CVS Health Corp.)
15.36% - 20.48%, 11/01/23 - 11/02/23 ... 152 10,359,335
Barclays Bank plc (Humana, Inc.),
14.45%, 11/01/23 ................ 11 5,460,830
BMO Capital Markets Corp. (Cigna Group
(The)), 12.76%, 11/02/23 ........... 20 6,025,681
BMO Capital Markets Corp. (McKesson Corp.),
10.97%, 11/01/23 ................ 16 7,131,257
BNP Paribas SA (Cigna Group (The)),
9.86%, 11/03/23
(b)
................ 9 2,475,046
BNP Paribas SA (Elevance Health, Inc.),
11.29%, 12/01/23
(b)
............... 36 16,367,341
BNP Paribas SA (Humana, Inc.),
16.89%, 11/10/23
(b)
............... 3 1,595,694
BNP Paribas SA (Laboratory Corp. of America
Holdings), 17.82%, 11/10/23
(b)
........ 29 5,680,521
BNP Paribas SA (McKesson Corp.),
9.11%, 11/02/23
(b)
................ 6 2,450,558
Citigroup, Inc. (Laboratory Corp. of America
Holdings), 11.64%, 02/16/24 ......... 19 3,781,546
Goldman Sachs International (Cigna Group
(The)), 16.73%, 11/10/23
(b)
.......... 20 5,849,289
Goldman Sachs International (Elevance Health,
Inc.), 16.70%, 11/20/23
(b)
............ 9 4,237,333
Royal Bank of Canada (Cardinal Health, Inc.),
17.11%, 12/11/23
(b)
................ 56 5,079,727
Royal Bank of Canada (Cencora, Inc.),
8.25%, 11/07/23
(b)
................ 22 4,100,894
Royal Bank of Canada (UnitedHealth Group,
Inc.), 8.71%, 11/30/23
(b)
............ 64 34,173,866
114,768,918
Hotels, Restaurants & Leisure — 0.6%
Barclays Bank plc (Domino's Pizza, Inc.),
16.87%, 12/20/23 ................ 6 2,217,272
Barclays Bank plc (Wynn Resorts Ltd.),
20.53%, 11/09/23 ................ 31 2,739,506
BNP Paribas SA (Starbucks Corp.),
10.55%, 11/02/23
(b)
............... 24 2,256,952
Citigroup, Inc. (Chipotle Mexican Grill, Inc.),
11.88%, 02/07/24 ................ 2 3,794,339
Citigroup, Inc. (Hilton Worldwide Holdings,
Inc.), 14.94%, 12/08/23 ............. 30 4,472,243
Citigroup, Inc. (Marriott International, Inc.),
11.92%, 11/03/23 ................. 21 3,931,291
Citigroup, Inc. (MGM Resorts International),
20.73%, 11/02/23 ................ 79 2,776,285
Goldman Sachs International (Starbucks
Corp.), 10.35%, 11/02/23 ........... 25 2,268,649
JPMorgan Structured Products BV (McDonald's
Corp.), 12.35%, 12/13/23
(b)(c)
......... 50 13,155,236
JPMorgan Structured Products BV (Wynn
Resorts Ltd.), 24.40%, 11/09/23 ....... 77 6,753,674
Mizuho Markets Cayman LP (Las Vegas Sands
Corp.), 20.27%, 12/06/23 ........... 96 4,525,815
Royal Bank of Canada (Booking Holdings, Inc.),
14.44%, 11/02/23
(b)
............... 2 6,182,553
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Royal Bank of Canada (Starbucks Corp.),
9.97%, 11/02/23
(b)
................ USD 75 $ 6,925,439
Royal Bank of Canada (Yum! Brands, Inc.),
6.76%, 11/02/23
(b)
................ 23 2,835,779
UBS AG (Wyndham Hotels & Resorts, Inc.),
11.60%, 02/15/24
(f)
................ 38 2,689,445
67,524,478
Household Durables — 0.1%
Barclays Bank plc (PulteGroup, Inc.),
21.92%, 12/07/23 ................ 23 1,686,285
BNP Paribas SA (Newell Brands, Inc.),
47.68%, 12/11/23
(b)
............... 188 1,289,331
Citigroup, Inc. (Mohawk Industries, Inc.),
20.51%, 02/09/24 ................ 22 1,682,290
Nomura Holdings, Inc. (Sony Group Corp.),
12.46%, 11/06/23
(b)
............... 38 3,192,547
7,850,453
Household Products — 0.1%
JPMorgan Structured Products BV (Procter &
Gamble Co. (The)), 13.05%, 12/01/23 ... 75 11,342,817
Independent Power and Renewable Electricity Producers — 0.0%
Citigroup, Inc. (AES Corp. (The)),
22.08%, 11/03/23 ................ 130 1,940,700
Industrial Conglomerates — 0.1%
Barclays Bank plc (General Electric Co.),
14.79%, 12/07/23 ................ 20 2,143,262
HSBC Bank plc (Siemens AG),
21.56%, 11/09/23
(b)
............... EUR 10 1,288,238
UBS AG (Honeywell International, Inc.),
11.69%, 02/02/24 ................ USD 44 7,849,452
11,280,952
Insurance — 0.2%
Barclays Bank plc (Willis Towers Watson plc),
13.92%, 11/24/23
(b)
............... 17 3,890,824
BNP Paribas SA (Prudential Financial, Inc.),
21.45%, 11/16/23
(b)
............... GBP 366 3,848,880
Mizuho Markets Cayman LP (Progressive Corp.
(The)), 11.56%, 11/30/23 ............ USD 15 2,303,052
Royal Bank of Canada (American International
Group, Inc.), 17.35%, 12/21/23
(b)
...... 110 6,765,360
Royal Bank of Canada (Fidelity National
Financial, Inc.), 18.73%, 12/21/23
(b)
.... 170 6,625,865
23,433,981
Interactive Media & Services — 0.2%
BNP Paribas SA (Meta Platforms, Inc.),
24.75%, 11/09/23
(b)
............... 20 5,965,933
Citigroup, Inc. (Meta Platforms, Inc.),
18.76%, 02/02/24 ................ 29 8,523,117
Mizuho Markets Cayman LP (Alphabet, Inc.)
13.92% - 14.65%, 11/09/23 - 01/05/24 ... 57 7,066,925
SGA Societe Generale Acceptance NV
(Alphabet, Inc.), 18.15%, 11/02/23
(b)
.... 10 1,253,273
SGA Societe Generale Acceptance NV (Meta
Platforms, Inc.)
13.99% - 20.67%, 11/02/23 - 01/05/24
(b)
. 6 1,700,365
24,509,613

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.1%
Goldman Sachs International (Gartner, Inc.),
5.86%, 11/03/23 ................. USD 10 $ 3,314,390
Mizuho Markets Cayman LP (Cognizant
Technology Solutions Corp.),
21.67%, 12/07/23
(b)
............... 95 6,195,711
9,510,101
Life Sciences Tools & Services — 0.0%
BNP Paribas SA (Danaher Corp.),
15.39%, 12/07/23
(b)
............... 22 4,306,802
Machinery — 0.1%
Barclays Bank plc (PACCAR, Inc.),
12.54%, 12/07/23 ................ 53 4,392,742
Barclays Bank plc (Stanley Black & Decker,
Inc.), 20.26%, 02/02/24 ............. 33 2,790,644
Citigroup, Inc. (Otis Worldwide Corp.),
13.54%, 12/08/23 ................ 51 3,968,014
Citigroup, Inc. (Parker-Hannifin Corp.),
12.92%, 11/02/23 ................ 11 3,891,909
15,043,309
Media — 0.2%
(b)
BMO Capital Markets Corp. (Comcast Corp.) +
0.00%), 15.96%, 12/14/23
(a)
.......... 111 4,645,770
Mizuho Markets Cayman LP (Fox Corp.),
14.72%, 01/05/24 ................ 80 2,419,044
Royal Bank of Canada (Publicis Groupe SA),
13.73%, 11/10/23 ................ EUR 97 7,371,637
SGA Societe Generale Acceptance NV (Fox
Corp.), 15.61%, 11/02/23 ........... USD 85 2,568,401
17,004,852
Metals & Mining — 0.1%
Barclays Bank plc (Nucor Corp.),
20.85%, 12/07/23 ................ 19 2,782,416
Citigroup, Inc. (Freeport-McMoRan, Inc.),
18.58%, 12/06/23 ................ 110 3,752,930
Citigroup, Inc. (Kinross Gold Corp.),
8.67%, 11/02/23 ................. 58 3,067,835
9,603,181
Multi-Utilities — 0.0%
Barclays Bank plc (Sempra), 15.09%, 11/03/23 33 2,327,778
JPMorgan Structured Products BV (Public
Service Enterprise Group, Inc.),
13.64%, 11/20/23
(b)
............... 13 758,141
Mizuho Markets Cayman LP (Sempra),
12.56%, 12/21/23
(b)
............... 28 1,979,128
5,065,047
Oil, Gas & Consumable Fuels — 0.5%
Barclays Bank plc (BP plc), 21.62%, 11/16/23
(b)
GBP 1,223 7,430,361
Barclays Bank plc (Shell plc)
9.80% - 19.75%, 11/01/23 - 11/09/23 .... USD 477 22,540,460
Goldman Sachs International (BP plc),
15.22%, 11/01/23 ................ 353 13,548,813
Goldman Sachs International (Marathon
Petroleum Corp.), 20.57%, 11/01/23 .... 30 4,446,423
Royal Bank of Canada (Kosmos Energy Ltd.),
9.37%, 12/21/23
(b)
................ 347 2,509,691
SGA Societe Generale Acceptance NV
(ConocoPhillips), 21.59%, 12/14/23
(b)
... 12 1,432,071
UBS AG (Occidental Petroleum Corp.),
13.80%, 11/08/23 ................ 46 2,869,172
UBS AG (Williams Cos., Inc. (The)),
17.60%, 11/10/23
(b)
............... 62 2,102,731
56,879,722
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.0%
JPMorgan Structured Products BV (Delta Air
Lines, Inc.), 16.50%, 12/04/23 ........ USD 64 $ 2,017,705
Personal Care Products — 0.1%
JPMorgan Structured Products BV (Unilever
plc), 5.30%, 11/08/23 .............. GBP 198 9,374,479
SGA Societe Generale Acceptance NV
(Unilever plc), 13.78%, 12/21/23
(b)
..... USD 59 2,772,617
12,147,096
Pharmaceuticals — 0.2%
BMO Capital Markets Corp. (Eli Lilly & Co.),
26.63%, 12/14/23
(b)
............... 3 1,694,325
BNP Paribas SA (Novo Nordisk A/S),
21.97%, 11/10/23
(b)
............... 4 752,048
Citigroup, Inc. (Pfizer, Inc.), 21.59%, 01/31/24 91 2,754,546
Citigroup, Inc. (Zoetis, Inc.), 10.94%, 11/03/23 16 2,494,544
HSBC Bank plc (AstraZeneca plc),
18.64%, 11/09/23
(b)
............... GBP 16 1,947,393
Royal Bank of Canada (Bayer AG),
21.37%, 11/30/23
(b)
............... EUR 84 3,651,867
Royal Bank of Canada (Sanofi SA),
13.95%, 11/30/23
(b)
............... 59 5,381,786
Royal Bank of Canada (Zoetis, Inc.),
13.61%, 11/03/23
(b)
............... USD 39 6,201,626
24,878,135
Professional Services — 0.3%
(b)
Barclays Bank plc (Robert Half, Inc.),
12.29%, 11/24/23 ................ 10 765,691
BNP Paribas SA (SS&C Technologies Holdings,
Inc.), 13.08%, 01/05/24 ............. 119 5,959,650
Mizuho Markets Cayman LP (Leidos Holdings,
Inc.), 15.17%, 01/05/24 ............. 72 7,116,816
Nomura Holdings, Inc. (SS&C Technologies
Holdings, Inc.), 20.86%, 11/02/23 ...... 123 6,172,891
SGA Societe Generale Acceptance NV (Leidos
Holdings, Inc.), 12.02%, 11/02/23 ...... 74 7,374,712
27,389,760
Semiconductors & Semiconductor Equipment — 0.1%
Citigroup, Inc. (Intel Corp.), 19.24%, 01/26/24 124 4,496,308
Mizuho Markets Cayman LP (Intel Corp.),
27.72%, 12/07/23
(b)
............... 32 1,181,339
Nomura Holdings, Inc. (NVIDIA Corp.),
24.57%, 11/17/23 ................ 19 8,010,546
13,688,193
Software — 0.9%
Barclays Bank plc (Autodesk, Inc.),
12.96%, 11/22/23 ................ 13 2,684,925
Barclays Bank plc (Intuit, Inc.),
14.43%, 11/30/23 ................ 6 3,206,649
Barclays Bank plc (Synopsys, Inc.),
10.81%, 11/30/23 ................ 6 2,964,229
BNP Paribas SA (Palo Alto Networks, Inc.),
16.89%, 11/17/23
(b)
............... 8 1,950,516
Goldman Sachs International (Microsoft Corp.),
17.99%, 12/14/23
(b)
............... 11 3,702,974
Goldman Sachs International (Synopsys, Inc.),
15.67%, 11/30/23 ................ 19 8,684,931
JPMorgan Structured Products BV (Fortinet,
Inc.), 17.51%, 11/02/23 ............. 57 3,265,107
Mizuho Markets Cayman LP (Microsoft Corp.),
12.16%, 11/09/23 ................ 27 9,026,198
Nomura Holdings, Inc. (Autodesk, Inc.),
12.48%, 11/22/23 ................ 22 4,328,692
Nomura Holdings, Inc. (Intuit, Inc.),
13.40%, 11/30/23 ................ 13 6,660,199

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
UBS AG (Microsoft Corp.), 11.40%, 12/08/23 USD 98 $ 33,193,573
UBS AG (Roper Technologies, Inc.),
6.70%, 12/08/23 ................. 9 4,485,349
UBS AG (ServiceNow, Inc.), 16.90%, 01/25/24 32 18,043,436
102,196,778
Specialized REITs — 0.0%
UBS AG (Equinix, Inc.), 7.90%, 11/02/23 ... 4 2,894,247
Specialty Retail — 0.3%
BNP Paribas SA (Best Buy Co., Inc.),
15.35%, 11/22/23
(b)
............... 61 4,104,986
BNP Paribas SA (TJX Cos., Inc. (The)),
7.89%, 11/16/23
(b)
................ 26 2,291,983
Citigroup, Inc. (AutoNation, Inc.),
20.32%, 02/16/24 ................ 34 4,409,299
JPMorgan Structured Products BV (O'Reilly
Automotive, Inc.), 10.67%, 02/08/24 .... 8 7,707,279
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 10.05%, 11/15/23 ......... 99 8,669,865
27,183,412
Technology Hardware, Storage & Peripherals — 0.1%
Mizuho Markets Cayman LP (Apple, Inc.),
11.03%, 11/09/23 ................. 38 6,445,718
Nomura Holdings, Inc. (HP, Inc.),
18.85%, 11/10/23
(b)
............... 55 1,450,047
7,895,765
Textiles, Apparel & Luxury Goods — 0.0%
BNP Paribas SA (Ralph Lauren Corp.),
21.86%, 12/11/23
(b)
............... 12 1,311,377
Goldman Sachs International (Skechers USA,
Inc.), 16.91%, 02/02/24 ............. 47 2,226,857
3,538,234
Tobacco — 0.1%
Citigroup, Inc. (Philip Morris International, Inc.),
9.07%, 12/06/23 ................. 79 7,101,483
HSBC Bank plc (British American Tobacco plc),
12.80%, 11/30/23
(b)
............... GBP 198 5,942,087
13,043,570
Trading Companies & Distributors — 0.1%
BNP Paribas SA (MSC Industrial Direct Co.,
Inc.), 19.92%, 12/11/23
(b)
............ USD 9 854,909
JPMorgan Structured Products BV (United
Rentals, Inc.), 20.65%, 01/25/24 ...... 11 4,446,639
5,301,548
Wireless Telecommunication Services — 0.1%
HSBC Bank plc (Vodafone Group plc),
30.68%, 11/16/23
(b)
............... GBP 4,538 4,167,168
UBS AG (T-Mobile US, Inc.), 12.30%, 12/08/23 USD 39 5,631,100
9,798,268
Total Equity-Linked Notes — 10.2%
(Cost: $1,146,387,169) ........................... 1,120,217,854
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 3,213 2,964,134
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 592 546,144
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.65%
,
 10/30/28 .. 543 542,719
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Cobham Ultra SeniorCo SARL, Facility
Term Loan B, (6-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
9.36%
,
 08/03/29 ................. USD 948 $ 917,759
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 3,445 3,402,180
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 1,476 1,458,010
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 02/01/28 ....... 2,372 2,324,086
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.75%), 13.23%
,
 02/01/29 ...... 963 927,246
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.64%
,
 08/24/28 ..... 2,131 2,127,308
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.64%
,
 02/22/27 .. 932 931,101
16,140,687
Automobile Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.69%
,
 04/10/28 .. 649 648,412
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 05/06/30 ................. 2,381 2,375,047
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.00%), 10.48% - 10.49%
,
 11/17/28 1,125 933,930
3,957,389
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%
,
 12/14/27
(a)
. 1,720 1,719,433
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.74%
,
 01/24/29 ....... 4,746 4,353,326
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.01%
Cap + 6.00%), 11.49%
,
 01/24/30 ...... 1,951 1,558,666
5,911,992
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco
LLC, Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
 11/24/28 ................. 1,481 1,465,755
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.75%), 12.19% - 13.67%
,
 06/30/27 1,677 1,571,417
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.94%
,
 02/12/27 ..... 3,640 3,427,722
Pug LLC, Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.25%), 9.69%
,
 02/12/27
(f)
........... 428 403,635
Sally Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 2.25%), 7.57%
,
 02/28/30 .. 627 626,380

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.40%
,
 12/21/27 ....... USD 479 $ 386,907
7,881,816
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.75%),
9.07%
,
 05/13/29 ................. 600 599,497
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.25%), 8.68%
,
 04/12/28 339 321,781
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
 11/23/27 ................ 1,365 1,264,579
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%
,
 10/02/28 .. 728 705,145
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.69%
,
 07/28/28 ..... 891 888,537
Wilsonart LLC, Term Loan E, (3-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.25%), 8.74%
,
 12/31/26 ........... 2,738 2,708,003
6,487,542
Capital Markets — 0.1%
(a)
Aretec Group, Inc., Term Loan B-1, (1-mo. CME
Term SOFR + 4.50%), 9.92%
,
 08/09/30 .. 573 556,670
Ascensus Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.50%),
8.94%
,
 08/02/28 ................. 1,970 1,928,930
Ascensus Group Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 6.50%),
12.18%
,
 08/02/29 ................ 556 527,845
Axalta Coating Systems Dutch Holding B BV,
Term Loan B5, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 2.50%),
7.89%
,
 12/20/29 ................. 1,477 1,477,450
Azalea TopCo, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.50%),
9.18%, 07/24/26 ............... 1,402 1,328,279
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.43%, 07/24/26 776 738,713
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/26 1,364 1,360,092
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/27 698 695,488
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.82%
,
 06/30/28 .. 1,370 1,355,553
Focus Financial Partners LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.82%
,
 06/30/28 .. 865 862,120
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.24%
,
 04/01/28 ................ 712 687,162
Learning Care Group US No. 2, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.75%), 10.12% -
10.17%
,
 08/11/28 ................ 240 239,851
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
 08/17/28 ................. USD 1,840 $ 1,829,554
13,587,707
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 09/30/28 .......... 1,147 1,102,380
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.42%
,
 11/24/27 ................. 856 841,314
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.32%
,
 08/27/26 ................ 1,169 1,100,566
Chemours Co., (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.82%
,
 08/18/28
(f)
...... 1,197 1,161,090
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 12/29/27 .. 641 500,883
Derby Buyer LLC, Term Loan, 11/01/30
(f)(p)
.. 1,385 1,377,942
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.38%),
9.77%
,
 10/04/29 ................. 913 846,171
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.98%
,
 06/09/28 .. 1,429 1,418,603
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
 01/31/26 ................. 1,956 1,952,710
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.57%
,
 02/15/30 .......... 321 321,854
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.93%), 9.42%
,
 07/03/28 .. 1,210 1,017,049
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 02/18/30 ................. 636 621,449
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%, 10/15/28 2,116 2,056,875
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%, 10/15/28 306 299,918
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.94%
,
 06/30/27 ................. 323 320,481
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.15%
,
 03/02/26 ................. 1,544 1,542,441
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 1,980 1,880,787
Nouryon Finance BV, Term Loan, (1-mo. CME
Term SOFR + 4.00%), 9.43%
,
 04/03/28 .. 975 951,714
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . 981 969,718

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GmbH, Term Loan B2,
(3-mo. CME Term SOFR + 3.50%),
9.01%
,
 10/14/24 ................. USD 1,665 $ 1,623,568
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
 08/02/28 .. 1,487 1,474,182
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
 09/22/28 ....... 1,423 1,393,828
24,775,523
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan, 10/24/30
(f)(p)
.. 87 86,555
Action Environmental Group, Inc., (The), Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 0.00%), 9.83%
,
 10/24/30
(f)
..... 586 583,047
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%, 05/12/28 3,031 2,873,076
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%, 05/12/28 365 353,368
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.00%), 9.33%
,
 02/15/29 ........... 1,255 1,224,613
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.94%
,
 06/22/30 ................. 1,424 1,419,963
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 09/07/27 ................. 2,019 2,019,534
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 1,714 1,687,317
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 130 128,315
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.91%
,
 05/31/27 ....... 719 718,835
LABL, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.42%
,
 10/29/28 ........... 974 914,865
NEP Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
 10/20/25 ................. 1,352 1,215,446
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.25%), 9.69% -
9.89%
,
 12/15/28 ................. 1,170 880,955
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR +
2.50%), 7.83%
,
 10/13/30 ........... 840 837,900
Tempo Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.07%
,
 08/31/28 ....... 5,069 5,060,618
TruGreen LP, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.00%), 9.42%
,
 11/02/27 .......... 1,918 1,793,631
Viad Corp., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.44%
,
 07/30/28
(f)
.......... 1,045 1,030,174
22,828,212
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan
(1-mo. CME Term SOFR + 2.50%), 7.84% -
10.00%, 01/18/30 .............. USD 163 $ 162,937
(1-mo. CME Term SOFR + 2.00%),
7.43%, 10/24/30 ............... 1,346 1,344,868
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%, 03/02/29 1,222 1,127,152
 05/30/30
(p)
..................... 748 690,501
3,325,458
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.87%
,
 08/01/30 . 3,593 3,458,262
Hilton Washington Dupont Hotel, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 0.00%
,
 04/01/24
(f)
........... 14,250 14,004,213
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 12/16/27 ....... 248 245,307
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.44%
,
 01/21/28 ..... 1,191 1,187,372
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.94%
,
 05/12/28 .. 1,503 1,449,584
20,344,738
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.42%
,
 01/15/27 ........... 1,779 1,774,971
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.32%
,
 03/08/29 ...... 742 595,745
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.50%), 9.99%
,
 04/29/29 ....... 1,542 1,500,455
Quikrete Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
 03/19/29 ................. 643 642,634
Smyrna Ready Mix Concrete LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%
,
 04/02/29
(f)
. 595 595,000
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.95%
,
 09/22/28 .. 1,120 1,120,568
6,229,373
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan, (3-mo.
LIBOR GBP + 4.34%), 8.98%
,
 06/05/26
(f)
. GBP 10,046 12,156,557
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR + 2.00%),
7.44%, 09/13/26 ............... USD 1,292 1,290,911
(1-mo. CME Term SOFR + 2.50%),
7.94%, 11/22/28 ............... 958 959,905
14,407,373

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.75%),
9.19%
,
 12/01/27 ................. USD 3,924 $ 3,815,644
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 946 915,665
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
 02/05/26 ................. 578 576,006
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 07/31/26 ................. 328 323,699
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.65%
,
 09/15/28 .. 1,190 1,172,803
6,803,817
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.39%
,
 10/28/27
(a)
...... 1,642 1,550,092
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. 433 401,901
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 1,191 1,001,013
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.25%),
7.69%
,
 11/24/28 ................. 1,487 1,479,806
Kuehg Corp., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 1.50% Cap +
5.00%), 10.39%
,
 06/12/30 ........... 1,367 1,364,827
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.50%),
10.16%
,
 01/15/27 ................ 2,437 2,352,320
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.50%), 9.91%
,
 09/29/30 .. 1,542 1,519,286
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 5.00%), 10.44%
,
 09/01/25 ......... 2,100 1,769,848
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/05/26 ................. 2,670 2,663,587
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.00%), 9.44%
,
 01/08/27 .. 1,192 1,174,495
13,727,083
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 05/18/30
(a)
................ 911 910,964
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.41%, 07/15/25 ............... 842 831,869
(3-mo. LIBOR USD + 2.75%),
8.41%, 01/31/26 ............... 458 451,397
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.89%
,
 08/15/28 . USD 1,582 $ 1,401,761
Connect Finco SARL, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.50%), 8.82%
,
 12/11/26 .......... 5,469 5,331,007
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.50%), 8.94%
,
 10/02/27 1,218 1,091,835
Iridium Satellite LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.82%
,
 09/20/30 ................. 3,012 3,005,815
Level 3 Financing, Inc., Term Loan B, (1-mo.
CME Term SOFR + 1.75%), 03/01/27
(p)
.. 1,385 1,290,737
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.69%
,
 03/15/27 ................. 1,877 1,408,284
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.25%), 9.69% - 9.93%
,
 09/01/28 . 1,008 919,927
Radiate Holdco LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.69%
,
 09/25/26 .......... 2,876 2,373,595
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.70%
,
 01/31/29 ................. 795 778,480
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
 03/09/27 ................. 4,624 3,890,518
22,775,225
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.40%
,
 06/23/28
(a)
1,495 1,477,059
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.75%), 8.19%
,
 07/02/29
(a)
......... 1,069 1,065,048
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.44%, 06/28/24
(f)
.............. 41 28,751
(1-mo. CME Term SOFR + 1.00%),
6.44%, 06/30/25 ............... 412 215,893
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
 10/05/28 ................. 2,667 2,661,139
2,905,783
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.45%
,
 04/22/26 ................. 1,562 1,274,016
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.64%
,
 03/08/30 .. 1,038 1,024,169
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.45%
,
 07/21/28 ....... 1,844 1,824,110
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.82%
,
 11/27/28 ................. 2,582 2,569,912

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 2.25%),
7.57%
,
 01/15/30 ................. USD 1,658 $ 1,656,442
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.19%
,
 10/19/26 ................. 4,042 4,025,290
NASCAR Holdings LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.94%
,
 10/19/26 ................. 259 259,665
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
 03/13/28 ................. 1,722 1,664,673
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.14%
,
 01/23/25 ................. 1,488 1,485,318
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.40%
,
 04/29/26 .. 1,418 1,416,027
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
 05/18/25 ..... 3,203 3,197,970
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.56%
,
 01/20/28 . 2,918 2,911,417
23,309,009
Financial Services — 1.3%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
8.92%
,
 12/21/28 ................. 1,187 1,183,379
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.90%
,
 10/30/26 .. 1,183 1,181,952
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.25%
,
 04/18/29 ....... 472 472,115
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.43%), 8.07%
,
 04/13/28 .......... 652 651,455
CML Hyatt Lost Pines, Term Loan, (1-mo.
LIBOR USD at 0.10% Floor + 0.00%),
8.88%
,
 09/09/24
(f)
................ 10,600 10,411,197
CML La Quinta Resort, Term Loan, (1-
mo. LIBOR USD + 0.00%), 0.00% -
8.45%
,
 09/09/24
(f)
................ 8,964 8,715,192
CML ST Regis Aspen, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 0.00%),
0.00% - 8.23%
,
 02/07/25
(f)
........... 12,797 12,363,398
CML Terranea Resort, Term Loan, (1-mo.
LIBOR USD + 0.00%), 9.68%
,
 01/01/27
(f)
. 5,600 5,599,460
Cogeco Communications Finance (USA) LP,
Term Loan, (1-mo. LIBOR USD + 2.50%),
7.94%
,
 09/01/28 ................. 1,612 1,580,186
Colorado Plaza, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00%
,
 11/15/24
(e)(f)(l)
.... 7,906 3,218,023
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 3.75%),
9.14%
,
 04/09/27 ................. 4,809 4,636,553
Deerfield Dakota Holding LLC, 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 6.75%),
12.40%
,
 04/07/28 ................ 1,890 1,773,066
Security
Par (000)
Par (000) Value
Financial Services (continued)
GIP Pilot Acquisition Partners LP, Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.39%
,
 10/04/30 ................. USD 280 $ 279,300
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(p)
..................... 1,558 1,545,661
Houston Center, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00%
,
 09/09/24
(f)
...... 42,968 29,507,128
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 03/24/25 ................. 2,191 2,185,496
Park Avenue Tower, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00%
,
 03/09/24
(f)
...... 31,844 29,988,698
Sheraton Austin, Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 0.00%), 0.00% -
8.92%
,
 06/01/24
(f)
................ 10,585 10,335,705
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.39%
,
 12/11/26 ...... 2,457 2,431,201
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.89%
,
 05/29/26
(f)
............... 1,404 716,083
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 3.00%),
8.45%
,
 01/31/29 ................. 846 828,854
Vinoy St. Petersburg (The), Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 0.00%),
0.00% - 7.99%
,
 09/09/24
(f)
........... 11,528 11,093,160
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.69%
,
 03/31/28 ..... 884 882,879
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.07%
,
 10/19/27 .. 1,958 1,942,713
143,522,854
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.19%
,
 10/01/25 ........... 2,214 2,085,336
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
 10/10/26 .. 179 174,878
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.94%
,
 10/25/27 ........... 4,330 4,317,514
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 01/29/27 ................. 4,221 4,195,520
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 606 508,734
Hostess Brands LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 2.50%),
7.89%
,
 06/30/30 ................. 1,238 1,236,399
Nomad Foods Ltd., Facility Term Loan B4,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.00%), 8.47%
,
 11/13/29 .. 790 788,538
Sovos Brands Intermediate, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.50%),
9.14%
,
 06/08/28 ................. 2,378 2,375,407
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.90%
,
 03/31/28 .. 1,204 1,139,275

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 0.00%), 0.00% -
8.64%
,
 01/20/28 ................. USD 3,022 $ 3,015,799
19,837,400
Ground Transportation — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.19%
,
 04/06/28 ................ 500 496,261
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.19%
,
 08/06/27 ................. 1,011 1,002,941
Uber Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.75%),
8.16%
,
 03/03/30 ................. 2,363 2,359,559
3,858,761
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 2,145 2,050,076
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/29/28 ............... 946 908,160
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.67%
,
 11/03/28 ....... 2,385 2,313,812
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.15%
,
 03/05/26 ................ 843 784,371
Insulet Corp., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 05/04/28 ........... 883 878,640
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.69%
,
 10/23/28 .......... 4,744 4,711,224
11,646,283
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.69%, 09/29/28 1,425 1,408,974
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14%, 09/29/28 315 311,850
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.93%
,
 11/08/27 .. 1,720 1,709,839
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
 11/01/28 ....... 2,075 2,052,287
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 0.00%), 0.00%
,
 03/31/27 ....... 1,843 315,129
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.39%, 02/18/27 ............... 1,326 717,027
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.39%, 11/15/28 413 223,564
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 6.75%), 12.39%
,
 11/15/29 . 611 244,426
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.69%
,
 08/31/26 ................. 621 585,326
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.77%
,
 11/01/28 ................. USD 916 $ 851,561
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 7.00%),
12.52%
,
 11/01/29 ................ 404 355,520
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.19%
,
 10/27/28 .. 1,422 1,422,999
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.92%
,
 02/14/25 .. 73 72,775
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.20%
,
 08/31/26 .. 869 867,644
Vizient, Inc., Term Loan B7, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.68%
,
 05/16/29 ........... 347 346,720
11,485,641
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.58%
,
 02/15/29 ....... 3,187 3,082,491
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.00%), 9.49%
,
 10/01/27 3,076 2,935,410
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.44%
,
 06/02/28 ....... 4,574 4,310,581
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
 08/27/25 ................. 3,036 3,031,248
13,359,730
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 09/23/30 ................. 2,684 2,656,022
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.19%
,
 02/02/26 ................. 2,035 1,943,586
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
 05/31/30 ................. 168 167,476
Bally's Corp., Facility Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.93%
,
 10/02/28 .......... 993 918,727
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%
,
 02/06/30 .. 1,126 1,120,618
Carnival Corp., Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.00%), 8.34%
,
 08/09/27 ........... 952 933,772
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 03/17/28 ................. 1,479 1,475,497
CML Lake Tahoe Resort Hotel, Term Loan,
(1-mo. LIBOR USD + 0.00%), 0.00% -
8.34%
,
 12/09/24
(f)
................ 6,758 6,484,266
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (6-mo. LIBOR USD at 1.00% Floor and
1.00% Cap + 3.00%), 8.73%
,
 03/08/24 .. 3,619 3,481,848

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29 .. USD 3,986 $ 3,892,801
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.90%
,
 07/21/26 ................. 1,660 1,658,448
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.90%
,
 07/22/28 ....... 1,933 1,933,470
Four Seasons Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.50%),
7.92%
,
 11/30/29 ................. 3,311 3,308,837
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 06/22/26 ................. 2,914 2,910,147
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.00%), 8.42%
,
 12/15/27 .......... 2,666 2,635,294
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.00%), 8.44% -
8.43%
,
 04/14/29 ................. 1,239 1,234,939
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
 03/09/28 ................. 1,113 629,779
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.17%
,
 05/03/29 .. 1,784 1,780,658
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.58%
,
 01/05/29 ....... 651 648,332
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 3.00%), 8.44%
,
 08/25/28 1,008 1,005,351
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Floor and
0.25% Cap + 2.25%), 7.67%
,
 02/08/27 .. 2,136 2,119,299
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.00%), 8.44%
,
 08/03/28 .......... 2,319 2,295,404
Wyndham Hotels & Resorts, Inc., Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 05/24/30 ................. 911 911,793
46,146,364
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.90%
,
 05/17/28 ....... 1,469 1,162,924
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.89%
,
 02/26/29 .. 2,963 2,794,105
Serta Simmons Bedding LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.50%), 12.82%
,
 06/29/28 . 658 648,237
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.44%
,
 10/06/28 .. 2,544 2,067,779
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.69%
,
 10/30/27 .. 3,234 2,820,119
9,493,164
Security
Par (000)
Par (000) Value
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.70%
,
 12/22/27
(a)
...... USD 585 $ 583,005
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 07/31/30 ................. 1,188 1,177,168
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 2.50%), 8.18%
,
 12/15/27 .. 1,253 1,245,932
2,423,100
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B,
(1-mo. CME Term SOFR + 3.00%),
8.32%
,
 05/31/30 ................. 895 892,619
JFL-Tiger Acquisition Co., Inc. Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.40%
,
 10/17/30 ........... 539 531,255
Minimax Viking GmbH, Term Loan, 07/31/28
(p)
198 197,505
1,621,379
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%
,
 11/05/27 .. 1,836 1,829,190
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 8.83%
,
 11/05/27 3,969 3,953,517
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.25%), 7.69%, 02/19/28 2,079 2,059,453
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.19%, 02/19/28 478 476,830
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.94%, 02/12/27 ............... 3,377 3,345,127
Baldwin Risk Partners LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.95%
,
 10/14/27 .. 463 457,031
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.37%, 11/10/29 654 652,861
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.25%), 9.66%, 06/20/30 3,898 3,894,993
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 1,136 1,133,160
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
 09/01/27 ................. 2,373 2,366,647
USI, Inc., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14%, 11/22/29 2,373 2,365,005
 09/27/30
(p)
..................... 517 513,769
(3-mo. CME Term SOFR + 3.25%),
8.64%, 09/27/30 ............... 591 588,600
23,636,183

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 2.75%), 8.32%
,
 06/26/28 ....... USD 815 $ 813,880
Camelot U.S. Acquisition LLC, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.44%, 10/30/26 ............... 3,301 3,294,527
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
 10/10/25 .. 590 589,474
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 4.50%), 9.94%
,
 01/29/26 .......... 938 940,198
5,638,079
IT Services — 0.1%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
 01/31/28 ................ 1,054 912,838
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
 01/20/29 ................ 618 526,184
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
 08/19/28 ..... 666 634,809
Asurion LLC, Term Loan B8, (1-mo. CME Term
SOFR + 3.25%), 8.69%
,
 12/23/26 ..... 2,170 2,093,979
Central Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.00%),
9.41%
,
 07/06/29 ................. 2,995 2,975,200
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 11/09/29 ................. 1,453 1,453,662
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.44%
,
 08/10/27 ................. 1,249 1,247,475
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.07%
,
 02/24/28 ........... 3,734 3,717,763
Venga Finance SARL, Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.75%), 10.43%
,
 06/28/29 ......... 1,018 1,003,693
14,565,603
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.44%
,
 12/01/28 .. 663 637,509
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 03/15/30 ................. 1,009 1,002,938
1,640,447
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.67%
,
 11/08/27 ....... 1,059 1,057,731
Curia Global, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17% - 9.23%
,
 08/30/26 ........... 199 158,921
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 4.50%),
9.94%
,
 02/04/27 ................. 895 862,781
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.07%
,
 07/01/30 ....... 456 455,288
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.90%, 07/03/28 USD 2,461 $ 2,461,291
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.40%
,
 10/19/27 1,774 1,720,651
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.69%
,
 11/15/28 .. 2,903 2,865,635
Star Parent, Inc., Term Loan, (3-mo. CME Term
SOFR + 4.00%), 9.39%
,
 09/27/30 ..... 832 791,756
10,374,054
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.92%
,
 08/17/26 ...... 1,783 1,777,009
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.42%
,
 09/03/30 .. 476 469,655
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.42%
,
 05/14/28 ....... 345 344,791
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%, 10/21/28 1,618 1,604,276
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.69%, 10/21/28 1,593 1,591,958
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 03/01/27 ................. 1,302 1,302,909
Gates Global LLC, Term Loan B3, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 2.50%), 7.92%
,
 03/31/27 .......... 2,141 2,135,388
Generac Power Systems, Inc., Term Loan,
12/13/26
(p)
..................... 325 324,051
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 2,912 2,864,546
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.50%), 9.89%
,
 11/22/29 .......... 2,067 2,061,894
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
 03/01/27 ........... 554 554,569
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.70%
,
 06/21/28 ........... 2,083 2,006,094
SPX Flow, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
 04/05/29 ........... 1,958 1,938,064
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 9.38%
,
 07/30/27 3,672 3,644,363
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
 03/02/27 .. 2,370 2,362,986
24,982,553
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.67%
,
 03/03/25 ........... 1,235 1,156,508
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 1,067 1,063,711

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, Term
Loan B1, (1-mo. CME Term SOFR + 1.75%),
7.07% - 7.13%
,
 04/30/25 ........... USD 1,367 $ 1,367,047
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
9.15% - 9.14%
,
 08/21/26 ........... 2,007 1,923,724
CSC Holdings LLC, Term Loan, (1-mo. LIBOR
USD + 2.50%), 7.95%
,
 04/15/27 ...... 1,618 1,456,471
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.44%
,
 08/02/27 ...... 1,992 1,935,405
ECL Entertainment LLC, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.14%
,
 09/03/30 . 533 531,225
Learfield Communications LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
2.00% Floor and 2.00% Cap + 5.50%),
10.82%
,
 06/30/28 ................ 905 861,707
Midcontinent Communications, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.07%
,
 08/15/26
(f)
................ 1,012 1,009,601
Sinclair Television Group, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 3.00%),
8.44%
,
 04/01/28 ................. 670 468,790
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.38%
,
 05/11/29
(f)
...... 1,249 1,242,803
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.95%
,
 04/30/28 ................. 1,087 1,062,684
14,079,676
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.18%
,
 12/21/28 .. 3,816 3,746,749
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.92%
,
 09/19/29 .. 318 315,464
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 10/18/28 .. 2,314 2,313,964
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 1.75%), 7.18%
,
 01/31/28 ....... 763 764,150
New Fortress Energy Inc., Term Loan,
10.39%
,
 10/30/28
(f)
............... 1,792 1,648,640
8,788,967
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.43%
,
 04/20/28 ...... 1,786 1,808,229
Air Canada, Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.50%), 9.13%
,
 08/11/28 ............ 2,072 2,068,621
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32%, 01/29/27 ............... 1,865 1,822,744
(3-mo. CME Term SOFR + 2.75%),
8.54%, 02/15/28 ............... 2,210 2,180,281
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
 06/21/27 ...... 2,199 2,263,168
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United AirLines, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.19%
,
 04/21/28 .......... USD 1,777 $ 1,770,771
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.00%), 8.42%
,
 12/11/26 .......... 1,263 1,217,668
13,131,482
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.24%
,
 10/01/26
(a)
......... 6,092 6,080,532
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.94%
,
 05/04/25 ................. 1,219 1,190,575
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 02/28/28 ................ 884 881,849
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.69%
,
 02/01/27
(f)
..... 1,001 755,382
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.00%), 7.45%
,
 02/22/28 .. 1,997 1,948,338
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 08/01/27 ................. 1,976 1,928,188
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.94%
,
 05/05/28 ....... 2,370 2,368,943
Organon & Co., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.45%
,
 06/02/28 ........... 1,604 1,599,227
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.67%
,
 04/20/29 .......... 947 940,687
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.00%), 8.49%
,
 11/18/27 .. 1,202 1,180,975
12,794,164
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.75%), 8.19%
,
 02/04/28 ........... 1,724 1,721,290
ASGN, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.57%
,
 08/30/30 ..... 440 440,770
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.94%
,
 06/02/28 ....... 4,307 3,910,550
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.18%
,
 02/06/26 ................. 4,077 4,070,626
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.00%),
8.33%
,
 01/18/29 ................. 1,475 1,470,490
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.25%),
9.74%
,
 06/22/29 ................. 648 625,446

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.25%), 9.74%
,
 06/22/29 .......... USD 1,403 $ 1,355,132
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 04/28/28 ........... 949 946,161
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.13%
,
 04/29/29 . 1,661 1,536,625
Maximus, Inc., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
0.00%), 0.00% - 7.42%
,
 05/28/28 ...... 639 637,905
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
 11/16/26 .. 1,126 1,123,518
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.69%
,
 12/01/28 .......... 1,885 1,880,412
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
 02/28/27 ..... 2,025 2,006,010
21,724,935
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.19%, 08/21/25 ............... 139 138,163
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 01/31/30
(f)
1,321 1,258,238
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%, 01/31/30
(f)
......... 963 922,073
2,318,474
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 08/17/29 ................. 1,731 1,715,120
Synaptics, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.91%
,
 12/02/28 ........... 719 712,864
2,427,984
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.89%
,
 09/18/26 .. 1,064 1,065,486
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 6.75%), 12.14%
,
 09/17/27 . 715 716,938
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.88%
,
 08/15/29 .. 898 853,759
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.19%
,
 10/02/25 .. 1,063 1,061,450
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.69%
,
 09/21/28 .. 2,014 2,007,194
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 5,487 5,206,101
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.17%
,
 10/08/28 ....... 542 520,326
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.42%
,
 10/08/29 ...... USD 1,397 $ 1,249,728
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.25%), 12.57%
,
 12/01/28 ...... 394 388,090
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.25%), 8.69%
,
 07/30/27 ....... 889 883,180
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.42%
,
 09/12/29 .......... 1,389 1,375,816
Genesys Cloud Services Holdings I LLC,
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.44%
,
 12/01/27 ................. 3,015 3,010,250
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.74%
,
 07/18/30 ................. 1,104 1,093,236
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
 10/27/28 ..... 2,846 2,834,193
Instructure Holdings, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.68%
,
 10/30/28 ....... 1,031 1,027,428
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 5.00%), 10.64%
,
 07/27/28 . 1,190 833,225
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.25%), 13.89%
,
 07/27/29 . 2,926 1,257,965
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 03/01/29 .......... 2,401 2,291,915
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.57%
,
 05/03/28 ....... 6,067 5,790,931
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 2,119 1,835,920
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.69%
,
 08/31/28 ....... 4,403 4,324,450
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
 04/24/28 ....... 4,829 4,715,795
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.25%),
8.63%
,
 08/01/27 ................. 1,789 1,784,799
Sophia LP, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.92%
,
 10/07/27 .......... 2,307 2,275,317
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.19%
,
 04/16/25 ................. 793 791,920
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.19%
,
 04/16/25 ................. 754 753,303
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/04/26 662 658,037
(3-mo. CME Term SOFR + 3.75%),
9.23%, 05/04/26 ............... 1,127 1,123,620

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 5.25%), 10.76%
,
 05/03/27 ......... USD 1,433 $ 1,430,206
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.18%
,
 07/20/28 .. 288 284,206
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/28/30
(f)
................ 386 387,048
53,831,832
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(3-mo. CME Term SOFR + 4.00%),
9.16%, 02/07/25 ............... 1,214 1,210,274
(1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 4.25%), 9.41% -
9.68%, 03/31/26 ............... 23 22,859
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.00%),
9.44%
,
 05/04/28 ................. 2,493 2,454,017
PetSmart LLC, Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.75%), 9.17%
,
 02/11/28 ............ 2,314 2,282,979
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 08/04/28 ................. 1,484 1,482,785
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.94%, 10/20/28 546 509,469
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 10/20/28 589 554,591
RVR Dealership Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.18%
,
 02/08/28 .. 201 173,481
8,690,455
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.42% - 8.54%
,
 02/20/29 ...... 839 840,080
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(f)
......... 510 503,417
1,343,497
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (1-mo.
CME Term SOFR + 2.50%), 7.93% -
8.06%
,
 07/27/28 ................. 3,505 3,488,661
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%, 06/02/28 675 657,135
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%, 06/02/28 3,340 3,256,293
TMK Hawk Parent Corp., Term Loan A, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 7.50%), 13.17%
,
 05/30/24
(f)
..... 856 845,209
TMK Hawk Parent Corp., Term Loan B, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 3.50%), 9.17%
,
 08/28/24
(f)
...... 2,018 1,271,091
9,518,389
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.19%, 09/22/28 USD 1,073 $ 1,051,442
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%, 09/22/28 933 930,526
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 6.25%), 11.67%
,
 12/15/26
(f)
......... 1,265 1,252,480
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.64%
,
 03/17/30 ................. 700 672,797
3,907,245
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 902 824,735
Digicel International Work Fee, Term Loan,
01/01/38
(p)
..................... 39 35,744
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 04/30/28 .. 708 706,877
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 7.18%
,
 04/11/25 .. 1,478 1,476,906
3,044,262
Total Floating Rate Loan Interests — 6.6%
(Cost: $762,356,478) ............................. 728,617,817
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(c)
..................... 1,417 1,349,154
Chile — 0.1%
Banco del Estado de Chile, 2.70%
,
01/09/25
(c)
2,726 2,599,841
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,201 1,094,111
3.75%, 01/15/31
(b)
................ 1,175 974,662
Empresa Nacional del Petroleo, 6.15%
,
05/10/33
(b)
..................... 1,515 1,404,557
6,073,171
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,847 3,672,827
8.88%, 01/13/33 ................. 2,184 2,087,904
5,760,731
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 500 510,533
France — 0.1%
Electricite de France SA
(a)(k)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(c)
..................... 900 926,197
(12-Year EUR Swap Annual + 3.79%),
5.38%
(c)
..................... 1,200 1,239,615
(13-Year GBP Swap Semi + 4.23%),
6.00%
(c)
..................... GBP 200 224,076
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(c)
............... EUR 600 549,024
(5-Year EUR Swap Annual + 3.20%),
3.00%
(c)
..................... 1,000 887,151
(5-Year EUR Swap Annual + 3.97%),
3.38%
(c)
..................... 3,000 2,436,275

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(b)
..................... USD 500 $ 513,185
6,775,523
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
..................... 2,633 2,573,494
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
.. 2,816 2,323,735
Ireland — 0.2%
AIB Group plc
(a)
(5-Year EUR Swap Annual + 5.70%),
5.25%
(c)(k)
.................... EUR 6,679 6,743,096
(3-mo. LIBOR USD + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,900 2,862,762
(5-Year EUR Swap Annual + 6.63%),
6.25%
(c)(k)
.................... EUR 5,653 5,679,975
(5-Year EUR Swap Annual + 2.15%),
1.88%, 11/19/29
(c)
.............. 726 732,663
16,018,496
Italy — 0.0%
(c)
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24 ................. 694 714,327
(3-mo. EURIBOR + 3.21%), 6.75%,
03/02/26
(a)
................... 2,106 2,214,432
Poste Italiane SpA, (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a)(k)
....... 1,275 1,017,204
3,945,963
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,111 1,102,790
4.69%, 05/15/29
(b)
................ 1,647 1,457,595
Petroleos Mexicanos
3.75%, 02/21/24
(c)
................ EUR 1,400 1,462,038
6.88%, 08/04/26 ................. USD 1,957 1,797,015
8.75%, 06/02/29 ................. 1,547 1,359,658
5.95%, 01/28/31 ................. 5,561 3,937,188
6.70%, 02/16/32 ................. 3,633 2,652,090
6.75%, 09/21/47 ................. 667 377,522
14,145,896
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(c)
............ 3,271 2,560,964
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 ................. 2,704 1,929,791
5.13%, 08/11/61 ................. 1,725 1,151,920
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 .............. 1,412 1,299,774
4,381,485
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 ................. 1,134 1,146,758
5.38%, 05/22/33 ................. 1,696 1,577,280
2,724,038
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 327,938
Total Foreign Agency Obligations — 0.6%
(Cost: $77,827,488) .............................. 69,471,121
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. USD 1,445 $ 1,425,131
5.45%, 09/16/32 ................. 1,150 967,438
7.50%, 09/20/47 ................. 1,474 1,230,790
3,623,359
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... 4,211 2,737,150
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 2,034 1,948,165
3.88%, 03/22/26 ................. EUR 436 443,483
3.88%, 04/25/27 ................. USD 2,562 2,328,858
3.25%, 04/22/32 ................. 1,997 1,423,861
8.00%, 04/20/33 ................. 3,283 3,196,000
4.13%, 05/15/51 ................. 1,110 610,500
9,950,867
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
.. 1,308 1,243,254
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 1,828 1,756,543
5.50%, 02/22/29
(b)
................ 1,410 1,282,395
5.50%, 02/22/29
(c)
................ 1,425 1,296,038
7.05%, 02/03/31
(b)
................ 1,510 1,446,580
4.88%, 09/23/32
(b)
................ 1,268 1,025,178
5.30%, 01/21/41
(c)
................ 1,898 1,377,948
8,184,682
Egypt — 0.0%
Arab Republic of Egypt, 6.38%
,
04/11/31
(b)
.. EUR 1,052 598,881
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 1,535 1,387,640
5.25%, 08/10/29
(c)
................ 1,020 922,080
7.05%, 10/04/32
(b)
................ 2,470 2,408,250
3.70%, 10/07/33
(c)
................ 1,915 1,407,525
6.60%, 06/13/36
(b)
................ 1,270 1,173,480
4.65%, 10/07/41
(b)
................ 2,213 1,526,970
8,825,945
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ................. 578 576,212
5.25%, 06/16/29
(b)
................ 3,711 3,494,686
4,070,898
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,103 1,054,832
Republic of Indonesia, 4.75%
,
02/11/29 .... 1,527 1,459,858
2,514,690
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ................. 4,130 3,830,575
5.88%, 10/17/31 ................. EUR 882 752,428
4,583,003
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. USD 1,400 1,290,800
4.50%, 04/22/29 ................. 2,587 2,389,095

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
6.35%, 02/09/35 ................. USD 770 $ 733,810
4.75%, 03/08/44 ................. 2,402 1,770,947
6.34%, 05/04/53 ................. 2,125 1,841,312
8,025,964
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,325 1,132,875
5.95%, 03/08/28
(b)
................ 812 794,745
1,927,620
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,411,980
7.63%, 11/28/47
(c)
................ 1,611 1,083,398
2,495,378
Oman — 0.1%
(c)
Oman Government Bond, 6.50%
,
03/08/47 . 4,178 3,624,415
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ...................... 1,365 1,347,937
4,972,352
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ................. 835 669,670
2.25%, 09/29/32 ................. 2,723 1,840,748
3.30%, 01/19/33 ................. 1,360 998,240
4.50%, 05/15/47 ................. 2,537 1,630,023
6.85%, 03/28/54 ................. 2,670 2,277,510
7,416,191
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 ................. 1,088 1,054,827
5.60%, 03/13/48 ................. 831 638,208
1,693,035
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,139,691
2.78%, 01/23/31 ................. 1,703 1,364,103
3.00%, 01/15/34 ................. 3,334 2,515,503
6,019,297
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,047,873
2.95%, 05/05/45 ................. 1,619 991,929
2,039,802
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 ................. 1,910 1,890,174
4.25%, 02/14/43
(c)
................ EUR 1,002 989,426
5.50%, 04/04/53 ................. USD 1,241 1,090,181
3,969,781
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 1,530 1,477,949
2.88%, 03/11/29
(c)
................ EUR 3,100 2,881,609
2.50%, 02/08/30
(c)
................ 2,698 2,352,032
2.12%, 07/16/31
(c)
................ 2,704 2,106,000
7.63%, 01/17/53
(b)
................ USD 552 538,756
9,356,346
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ USD 1,619 $ 1,517,813
3.25%, 11/17/51
(c)
................ 3,975 2,305,500
5.00%, 01/18/53
(b)
................ 3,324 2,630,115
6,453,428
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 1,866 1,583,767
5.88%, 04/20/32 ................. 2,049 1,728,844
5.00%, 10/12/46 ................. 5,156 3,119,380
6,431,991
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(b)
..................... 1,185 1,142,340
Ukraine — 0.0%
Ukraine Government Bond
(e)(l)
8.99%, 02/01/26
(c)
................ 1,689 512,506
7.25%, 03/15/35
(b)
................ 1,548 389,322
901,828
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 2,705 2,700,482
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond,
7.85%
,
10/12/28
(b)
................ 1,301 1,294,495
Total Foreign Government Obligations — 1.0%
(Cost: $128,553,734) ............................. 113,173,059
Shares
Shares
Investment Companies
(q)
iShares Core Dividend Growth ETF ...... 9,178,014 442,655,615
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(i)
..................... 222,568 22,072,069
iShares MBS ETF
(i)
................. 3,321,820 287,736,048
Total Investment Companies — 6.9%
(Cost: $783,346,402) ............................. 752,463,732
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.9%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.29%, 11/25/35 1,228 1,001,759
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 6.00%, 11/25/35 .......... 460 439,780
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 5.98%, 11/25/35 .......... 267 259,698
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.45%,
06/25/35
(a)
................... 376 318,047
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 6.06%, 08/25/35
(a)
.... 914 780,647
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.70%, 12/25/35
(a)
.............. 165 140,279

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-63, Class 3A3, 3.96%,
11/25/35
(a)
................... USD 1,621 $ 1,385,442
Series 2005-63, Class 5A1, 3.94%,
12/25/35
(a)
................... 34 30,285
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 44 36,552
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 5.80%, 02/25/36
(a)
........ 3,415 2,992,637
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 615 337,282
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 981 451,235
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 448 193,508
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 683 269,719
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,644 1,051,140
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,709 870,736
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 770 407,987
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 123,470
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.93%,
11/20/46
(a)
................... 2,979 2,201,248
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,193 491,912
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.53%, 11/25/46
(a)
4,698 3,488,870
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.82%, 11/25/46
(a)
.............. 2,122 1,845,024
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.65%, 11/25/46
(a)
........ 6,357 5,121,992
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.82%, 10/25/46
(a)
.............. 269 235,216
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.87%, 05/20/46
(a)
.............. 1,192 968,150
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.86%, 05/25/36
(a)
.............. 6,089 5,057,833
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.82%, 07/25/46
(a)
.............. 8,057 6,625,259
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,729 739,610
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 384 170,795
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 232 133,413
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 213 121,602
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,147 559,577
Series 2007-19, Class 1A8, 6.00%, 08/25/37 558 272,256
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,039 1,355,834
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 445 213,468
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... USD 3,145 $ 1,385,654
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 540 237,852
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.69%, 06/25/37
(a)
.............. 5,151 3,967,533
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,533 557,663
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.18%, 11/25/47
(a)
........ 1,305 1,025,728
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.72%, 04/25/47
(a)
.............. 7,830 6,672,791
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.78%, 05/25/47
(a)
.............. 3,010 2,482,256
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.80%, 06/25/47
(a)
.............. 6,274 4,532,671
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 962 527,328
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.77%,
10/25/46 .................... 7,989 6,394,212
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 5.74%, 10/25/46 ......... 4,372 2,881,258
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 516 416,630
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 272 220,878
Series 2006-D, Class 6A1, 3.45%, 05/20/36 253 198,646
Series 2007-D, Class 1A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.87%, 06/20/47 ............... 962 733,962
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 6.11%, 09/25/37
(a)(b)
690 617,359
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 5.88%,
04/25/36
(a)
..................... 3,571 3,048,738
Bear Stearns Asset-Backed Securities I Trust
(a)
(d)
Series 2005-AC9, Class A5,  + 0.00%),
6.25%, 12/25/35 ............... 606 486,437
Series 2006-AC1, Class 1A2,  + 0.00%),
6.25%, 02/25/36 ............... 650 434,756
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.78%, 03/25/37 ..... 952 851,411
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.58%, 03/25/37 ..... 1,464 1,199,270
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.84%, 09/25/47 ..... 1,647 1,436,320

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.71%, 04/25/35
(a)
.... USD 739 $ 654,137
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.04%,
05/25/35
(a)
................... 2,359 1,844,984
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.76%, 04/25/46
(a)
........ 2,560 765,891
Series 2007-21, Class 1A1, 6.25%, 02/25/38 138 65,461
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 618 214,023
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 944 326,816
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,158 7,391,321
Series 2022-3, Class A1, 5.00%, 05/25/67 8,423 8,137,331
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 59 49,802
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a)(b)
........ 3,990 3,689,400
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 .................... 293 236,026
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.94%, 09/27/37
(a)
.............. 4,220 3,369,534
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
................... 1,474 1,372,584
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor + 0.49%),
5.82%, 08/25/47
(a)
................ 10,155 7,788,758
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 2,016 1,522,798
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.01%,
02/25/37
(a)
..................... 878 507,315
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
............... 14,305 13,023,639
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.53%, 05/25/35
(a)
..... 19 15,119
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
5.61%, 02/25/36 ............... 2,006 1,663,489
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 6.80%, 03/25/36 951 807,242
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 5.94%, 10/25/35
(a)
1,159 992,887
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 559 377,525
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,223 660,239
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.87%,
08/25/37 .................... 93 66,800
Series 2007-AR15, Class 2A1, 3.34%,
08/25/37 .................... 475 342,276
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.45%,
12/25/35 .................... 296 265,225
Series 2006-1, Class 2A1, 4.62%, 02/25/36 251 238,255
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(a)(b)(d)
.............. USD 12,836 $ 11,817,778
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,051,298
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(a)(b)(d)
.. 4,925 4,817,857
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 288 238,850
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 139 108,879
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 308 105,433
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 32 23,428
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(a)(b)(d)
.. 14,969 13,571,820
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.24%,
04/25/47
(a)
..................... 184 83,891
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 5.90%, 02/25/36 ..... 451 368,959
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.82%, 06/25/36 ..... 6,987 5,682,837
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.82%, 07/25/46 ..... 8,714 5,888,572
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.80%, 09/25/47 ............... 1,635 1,418,092
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(d)
............ 10,341 9,128,896
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,544,963
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.55%, 06/25/47 ......... 4,978 3,855,350
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.61%, 07/25/47 ......... 2,742 2,096,938
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
(a)
Series 2006-8, Class A5, 6.63%, 10/25/36
(d)
1,027 349,990
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 5.78%, 06/25/46 ......... 3,075 2,052,857
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.65%, 10/25/46 ......... 4,357 3,487,253
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.52%, 12/25/46 ......... 3,937 3,049,578

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.64%, 05/25/47 ......... USD 2,239 $ 1,795,019
212,929,030
Commercial Mortgage-Backed Securities — 3.4%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.75%, 09/15/34
(a)(b)
10,568 8,933,962
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.61%, 04/15/35
(a)(b)
.... 3,467 3,339,915
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.58%, 12/15/36
(a)(b)
.... 3,624 3,162,465
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ............... 3,225 2,824,629
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ............... 3,965 3,450,182
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.33%, 09/15/34 ............... 11,982 11,777,910
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR + 0.58%), 5.90%, 08/25/35 ... 2,266 2,043,308
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR + 0.59%), 5.76%, 11/25/35 .... 551 492,633
Series 2007-1, Class A1, (1-mo. CME Term
SOFR + 0.44%), 5.77%, 03/25/37 ... 1,840 1,636,187
Series 2007-3, Class A2, (1-mo. CME Term
SOFR + 0.55%), 5.87%, 07/25/37 ... 2,896 2,523,468
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR + 1.61%), 6.94%, 12/25/37 1,657 1,379,081
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
......... 1,750 1,128,583
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,273,645
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.15%, 10/15/35
(a)(b)
............... 2,433 817,489
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.05%, 09/15/38
(a)(b)
............... 4,495 4,148,433
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,086,207
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,684,667
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.30% Floor + 2.41%), 7.75%,
10/15/36 .................... 6,375 6,243,290
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.65% Floor + 2.76%), 8.10%,
10/15/36 .................... 5,100 4,976,079
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.36%, 02/15/33 ............... 12,383 12,072,828
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.60%, 02/15/33 ............... 7,261 7,129,841
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.70%, 02/15/33 ............... USD 4,795 $ 4,697,422
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.25%, 06/15/38 ............... 4,576 4,327,958
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38 ............... 7,804 7,373,505
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.69%,
10/15/38 .................... 7,037 6,622,942
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27 ............... 3,670 3,665,401
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.59%, 10/15/36 ............... 1,121 1,018,145
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ............... 1,765 1,628,320
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ............... 5,638 5,202,173
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.70%, 01/15/34 ............... 3,586 3,424,193
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 01/15/34 ............... 5,548 5,284,013
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
9.05%, 06/15/36 ............... 7,366 6,633,616
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.50%, 08/15/39 ............... 14,750 14,759,229
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.40%, 08/15/43 ............... 5,000 5,003,126
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.18%, 01/15/39 ............... 2,180 2,121,280
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38 ............... 8,500 8,507,976
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 6,800 4,886,119
Series 2017-CC, Class E, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 10,985 7,277,539
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,167,974
Citigroup Commercial Mortgage Trust
(a)
Series 2014-GC19, Class C, 5.08%,
03/11/47 .................... 2,278 2,136,027
Series 2016-C1, Class C, 4.94%, 05/10/49 2,870 2,535,016
Series 2016-GC37, Class C, 4.91%,
04/10/49 .................... 2,640 2,283,965
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
08/15/36
(a)(b)
.................... 8,900 8,871,600
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
................... 2,245 1,727,826

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... USD 9,520 $ 8,868,609
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 3,200 2,440,967
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo. CME
Term SOFR at 4.86% Floor + 4.98%),
10.56%, 10/15/37 .............. 3,644 3,271,114
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 1,450 1,172,718
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.95%, 11/15/38 ............... 1,338 1,292,754
Series 2022-LION,  8.80%, 02/15/27
(f)
... 8,800 7,914,777
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.48%, 09/09/24 ............... 9,400 9,458,112
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (1-mo. LIBOR
USD + 0.00%), 3.53%, 10/10/34 .... 9,073 6,694,925
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 1,910 1,333,247
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.70%, 07/15/38 ............... 2,843 2,793,236
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.30%, 07/15/38 ............... 6,224 6,083,671
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class J, 5.86%,
05/03/32 .................... 1,500 1,358,505
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(a)
................... 8,600 8,279,023
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.41%,
07/10/48 .................... 1,075 963,961
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.03%, 11/15/27
(b)
.............. 5,070 5,052,147
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,688,161
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,664,953
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.80%, 10/15/36 ............... 3,330 3,030,616
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.85%, 10/15/36 ............... 1,177 1,063,843
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.58%, 10/15/39
(a)(b)
6,200 6,169,212
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%,
09/06/38 .................... 4,787 4,078,872
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.87%,
04/15/37 .................... 10,358 8,570,789
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,909 1,469,044
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
8.20%, 10/15/38
(a)(b)
............... 920 884,802
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)(f)
............ 3,305 2,623,179
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.45%, 11/15/38 ............... USD 8,758 $ 8,253,256
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.70%, 11/15/38 .............. 9,868 9,263,803
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.55%, 12/15/34
(a)(b)
............... 3,940 3,668,723
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.40%, 07/15/38
(a)(b)
1,277 1,204,038
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51
(f)
2,880 2,310,624
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,239,175
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.19%, 07/15/35
(b)
.............. 3,060 2,929,378
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.63%, 03/15/39
(a)(b)
6,622 6,108,134
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 8,300 4,916,273
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.80%, 07/15/38
(a)
(b)
........................... 1,400 1,067,761
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.52%, 05/15/37
(a)(b)
............... 4,250 4,184,921
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 5,884 4,256,276
Series 2023-3, Class M2, 8.27%, 08/25/53 1,240 1,214,801
Series 2023-3, Class M3, 9.32%, 08/25/53 1,240 1,218,242
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.50%,
09/15/57 .................... 1,600 1,481,143
Series 2016-C37, Class C, 4.49%, 12/15/49 2,803 2,356,888
Series 2016-LC25, Class C, 4.33%,
12/15/59 .................... 8,320 6,897,935
Series 2016-NXS5, Class B, 4.94%,
01/15/59 .................... 1,875 1,668,048
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(a)(b)
.................... 8,005 7,994,935
368,735,758
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.89%,
08/10/35 .................... 70,886 1,798,776
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... 35,000 246,291
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/23
(b)
..................... 375,000 10,987
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.73%,
09/10/47
(b)
................... 12,675 79,424
Series 2015-CR25, Class XA, 0.79%,
08/10/48 .................... 11,499 125,947

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.78%,
09/15/47 ...................... USD 5,376 $ 17,528
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 737,673
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.80%, 03/10/50
(b)
.... 32,189 553,014
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C15, Class XB, 0.26%,
04/15/47 .................... 80,982 810
Series 2015-C26, Class XD, 1.31%,
10/15/48 .................... 12,675 285,263
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
.... 13,600 440,317
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 290,004
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 49,407
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 332,643
Series 2016-LC25, Class XA, 0.82%,
12/15/59 .................... 18,500 375,097
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... 57,079 128,730
Series 2014-LC14, Class XA, 1.18%,
03/15/47 .................... 14,509 145
5,472,056
Total Non-Agency Mortgage-Backed Securities — 5.4%
(Cost: $645,568,435) ............................. 587,136,844
Preferred Securities
Capital Trusts — 1.4%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
... EUR 4,800 4,768,510
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. USD 15 11,679
HSBC Holdings plc, (5-Year USD Swap Rate +
3.71%), 6.38% .................. 1,200 1,161,565
PNC Financial Services Group, Inc. (The)
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ...................... 12,250 8,814,384
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 1,800 1,601,434
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 1,614 1,328,323
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 15,530 10,902,605
28,588,500
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . USD 21,025 $ 18,086,838
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 1,698 1,347,654
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 12,456 8,500,197
27,934,689
Consumer Finance — 0.2%
(a)(k)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 13,375 8,681,695
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 6,300 4,384,676
Discover Financial Services, Series C, (3-mo.
CME Term SOFR + 3.34%), 5.50% ..... 20,150 13,437,938
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 1,220 1,024,512
27,528,821
Electric Utilities — 0.2%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 15,783 14,144,279
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 1,870 1,664,229
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 2,634 2,542,791
18,351,299
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(k)
..................... 1,923 1,749,930
Insurance — 0.1%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(k)
................ 9,275 8,432,813
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(k)
......... 10,005 8,140,573
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP
(a)(k)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 3,522 3,189,805
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 29,150 24,206,971
27,396,776
Total Capital Trusts — 1.4%
(Cost: $183,713,062) ............................. 148,123,401

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Stocks — 0.2%
Banks — 0.0%
Banco Bradesco SA (Preference) ........ 2,504,847 $ 6,965,430
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 499,331 19,935,654
Total Preferred Stocks — 0.2%
(Cost: $22,645,692) .............................. 26,901,084
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.81%), 7.21%, 12/21/65
(a)(b)
..... 16,872,000 12,414,674
Consumer Finance — 0.1%
ILFC E-Capital Trust II , (3-mo. CME
Term SOFR at 14.50% Cap + 2.06%),
7.46%, 12/21/65
(a)(b)
............... 11,944,000 8,881,526
Total Trust Preferreds — 0.2%
(Cost: $27,894,929) .............................. 21,296,200
Total Preferred Securities — 1.8%
(Cost: $234,253,683) ............................. 196,320,685
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (1-mo. LIBOR USD + 0.00%),
3.66%, 04/25/28
(a)(b)
............... USD 4,627 3,786,456
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $4,514,087) .............................. 3,786,456
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 1,841 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 1,489 $ 26,564
Total Warrants — 0.0%
(Cost: $—) .................................... 26,564
Total Long-Term Investments — 97.6%
(Cost: $11,326,765,660) ........................... 10,724,465,852
Short-Term Securities
Money Market Funds — 10.3%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.24% ................... 973,120,872 973,120,872
SL Liquidity Series, LLC, Money Market Series,
5.53%
(s)
....................... 153,606,773 153,668,216
Total Money Market Funds — 10.3%
(Cost: $1,126,754,775) ........................... 1,126,789,088
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills , 5.34%, 11/14/23
(t)
..... USD 2,090 2,086,009
Total U.S. Treasury Obligations — 0.0%
(Cost: $2,086,036) .............................. 2,086,009
Total Short-Term Securities — 10.3%
(Cost: $1,128,840,811) ........................... 1,128,875,097
Total Options Purchased — 0.0%
( Cost: $115,806 ) ................................ 204,511
Total Investments Before Options Written — 107.9%
(Cost: $12,455,722,277 ) ........................... 11,853,545,460
Total Options Written — (0.0)%
(Premium Received — $(29,442)) .................... (21,816)
Total Investments Net of Options Written — 107.9%
(Cost: $12,455,692,835 ) ........................... 11,853,523,644
Liabilities in Excess of Other Assets — (7.9)% ............ (867,715,322)
Net Assets — 100.0% ..............................
$ 10,985,808,322
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,228,637, representing 0.07% of its net assets as of period end, and an original cost of $7,321,861.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(t)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class .. $ 518,724,542 $ 454,396,330
(a)
$ — $ — $ — $ 973,120,872 973,120,872 $ 4,024,382 $ —
SL Liquidity Series, LLC, Money
Market Series .......... 39,735,483 111,526,716
(a)
— 2,401,103 4,914 153,668,216 153,606,773 162,318
(b)
—
iShares Core Dividend Growth
ETF ................. 98,838,363 447,832,491 (97,983,925) 16,368,442 (22,399,756) 442,655,615 9,178,014 — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
.... 38,971,137 — (38,862,611) (2,543,887) 2,435,361 — — 184,701 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF . 165,612,087 — (136,761,583) (4,741,241) (2,037,194) 22,072,069 222,568 1,173,630 —
iShares MBS ETF ......... 368,351,420 — (56,533,476) (3,997,517) (20,084,379) 287,736,048 3,321,820 3,291,409 —
$ 7,486,900 $ (42,081,054) $ 1,879,252,820 $ 8,836,440 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 192 12/15/23 $ 8,824 $ (676,460)
S&P 500 E-Mini Index ....................................................... 209 12/15/23 44,018 226,243
U.S. Treasury 10-Year Note ................................................... 13,550 12/19/23 1,436,723 (54,185,212)
U.S. Treasury 10-Year Ultra Note ............................................... 5,483 12/19/23 595,163 (33,978,046)
U.S. Treasury 2-Year Note .................................................... 140 12/29/23 28,343 (18,772)
U.S. Treasury 5-Year Note .................................................... 15,556 12/29/23 1,624,751 (27,141,911)
(115,774,158)
Short Contracts
EURO STOXX 50 Index ..................................................... 1,165 12/15/23 50,299 2,316,354
GBP Currency ............................................................ 3,647 12/18/23 277,035 5,421,777
JPY Currency ............................................................ 347 12/18/23 28,829 944,472
U.S. Treasury 10-Year Note ................................................... 72 12/19/23 7,634 290,130
U.S. Treasury Long Bond ..................................................... 61 12/19/23 6,645 672,800
U.S. Treasury Ultra Bond ..................................................... 17 12/19/23 1,897 274,419
9,919,952
$ (105,854,206)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 144,052 CHF 130,000 Nomura International plc 11/16/23 $ 921
USD 91,497,407 GBP 74,990,000 Bank of New York Mellon 11/16/23 343,254
USD 1,481,082 EUR 1,373,438 BNP Paribas SA 12/14/23 24,986
USD 11,622,635 EUR 10,788,120 JPMorgan Chase Bank NA 12/14/23 185,254
USD 4,369,590 EUR 4,078,585 BNP Paribas SA 12/20/23 44,059
USD 911,170 EUR 851,000 JPMorgan Chase Bank NA 12/20/23 8,644
USD 2,494,279 EUR 2,327,415 Toronto Dominion Bank 12/20/23 25,946
USD 1,484,718 GBP 1,199,000 Barclays Bank plc 12/20/23 26,818
USD 12,107,910 GBP 9,784,000 Canadian Imperial Bank of Commerce 12/20/23 211,253
AUD 1,039,000 USD 660,482 Bank of New York Mellon 01/16/24 285
USD 1,795,110 CHF 1,611,000 Deutsche Bank AG 01/16/24 8,436
USD 6,225,469 GBP 5,094,000 UBS AG 01/16/24 30,019
USD 772,771 HKD 6,036,000 Bank of America NA 01/16/24 499
USD 204,725 JPY 30,239,000 UBS AG 01/16/24 2,626
913,000
USD 414,921,593 EUR 392,990,000 UBS AG 11/16/23 (1,143,020)
EUR 978,527 USD 1,050,047 Standard Chartered Bank 12/14/23 (12,630)
AED 1,175,000 USD 320,062 Bank of America NA 01/16/24 (31)
CAD 6,768,000 USD 4,961,508 Bank of New York Mellon 01/16/24 (74,262)
GBP 103,000 USD 125,496 Bank of New York Mellon 01/16/24 (225)
JPY 695,269,000 USD 4,713,931 Bank of New York Mellon 01/16/24 (67,169)
KRW 1,042,586,000 USD 779,370 Citibank NA 01/16/24 (5,266)
NZD 10,233,000 USD 6,084,910 Westpac Banking Corp. 01/16/24 (121,581)
SGD 435,000 USD 319,219 Deutsche Bank AG 01/16/24 (411)
USD 2,361,108 AED 8,669,000 UBS AG 01/16/24 (50)
USD 104,939 EUR 99,000 Barclays Bank plc 01/16/24 (199)
USD 3,861,479 EUR 3,644,000 Deutsche Bank AG 01/16/24 (8,440)
(1,433,284)
$ (520,284)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index Down and Out BNP Paribas SA 1,405 12/15/23 EUR 4,100.00 EUR 3,800.00 EUR 5,706 $ 101,757
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 122 11/17/23 EUR 4,100.00 EUR 4,955 $ 102,754
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 122 11/17/23 EUR 3,900.00 EUR 4,955 $ (21,816)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 % Quarterly 12/20/28 USD 17,894 $ (185,289) $ (253,452) $ 68,163
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Intrum AB ............... 5.00 % Quarterly Goldman Sachs International 06/20/28 EUR 678 $ 122,136 $ 138,351 $ (16,215)
Intrum AB ............... 5.00 Quarterly HSBC Bank plc 06/20/28 EUR 678 122,136 140,219 (18,083)
Picard Bondco SA ......... 5.00 Quarterly BNP Paribas SA 06/20/28 EUR 374 (8,278) 6,683 (14,961)
$ – $ – $ –
$ 235,994 $ 285,253 $ (49,259)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
thyssenkrupp AG ...... 1.00 % Quarterly Bank of America NA 12/20/23 BB EUR 710 $ 1,633 $ (1,473) $ 3,106
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 25,090 23,196 1,894
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 555 26,344 (12,868) 39,212
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 320 10,763 (8,912) 19,675
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB- EUR 244 8,195 6,885 1,310
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 237 7,966 7,079 887
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 125 4,204 3,527 677

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Jaguar Land Rover
Automotive plc ..... 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 125 $ 4,204 $ 4,127 $ 77
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (8,898) (21,723) 12,825
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 10,218 12,046 (1,828)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,090 131,884 36,770 95,114
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 615 (18,099) (63,667) 45,568
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 131 (3,841) (14,418) 10,577
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 113 (3,335) (9,164) 5,829
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 227 (6,671) (18,327) 11,656
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 529 (15,583) (68,455) 52,872
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 (59,026) (58,374) (652)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 (35,479) (34,335) (1,144)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 (99,725) (96,508) (3,217)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 (28,937) (28,827) (110)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 (60,558) (59,360) (1,198)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 (43,908) (42,994) (914)
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 546 (33,038) (70,605) 37,567
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 22 (1,312) (3,004) 1,692
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 54 (2,858) (3,488) 630
United Group BV ...... 5.00 Quarterly Deutsche Bank AG 06/20/28 B EUR 109 (8,500) (9,759) 1,259
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 A- USD 3,670 (8,685) 21,491 (30,176)
$ (207,952) $ (511,140) $ 303,188
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 1,404,678 $ (230,468)
(c)
$ 1,118,371 0.0%
Monthly
JPMorgan Chase
Bank NA
(d)
11/10/23 (2,483,450) 5,365,534
(e)
2,885,930 0.0
$ 5,135,066 $ 4,004,301

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d)
Range: 95 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) HSBC
(c)
Amount includes $55,839 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $(3,846) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 318,193 $ 435,639 39.0%
Vietnam
Vietnam Dairy Products JSC .. 403,800 1,118,371 100.0
Total Reference Entity — Long ............ 1,554,010
Reference Entity — Short
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ (318,193) (435,639) (39.0)
Net Value of Reference Entity — HSBC Bank plc
$ 1,118,371
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA , as of period end, termination date November 10, 2023 :
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 6,773 189,411 6.6
Russia
X5 Retail Group NV, GDR ... 214,691 2,698,666 93.5
Total Reference Entity — Long ............ 2,888,077
Reference Entity — Short
Common Stocks
Russia
X5 Retail Group NV, GDR ... (214,691) (2,147) (0.1)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ 2,885,930

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,624,374,910 $ — $ 1,624,374,910
Common Stocks
Aerospace & Defense .................................... 23,821,549 19,123,130 — 42,944,679
Air Freight & Logistics .................................... 14,691,409 1,601,059 — 16,292,468
Automobile Components .................................. 6,963,830 — — 6,963,830
Automobiles .......................................... 7,373,539 11,643,788 — 19,017,327
Banks ............................................... 78,424,786 104,224,971 155,175 182,804,932
Beverages ........................................... 7,877,171 22,190,907 — 30,068,078
Biotechnology ......................................... 15,915,927 3,097,966 — 19,013,893
Broadline Retail ........................................ 15,208,107 13,329,844 — 28,537,951
Building Products ....................................... 14,021,019 4,937,776 — 18,958,795
Capital Markets ........................................ 41,251,751 3,861,018 — 45,112,769
Chemicals ............................................ 10,191,401 33,134,860 — 43,326,261
Commercial Services & Supplies ............................. 13,760,568 — — 13,760,568
Communications Equipment ................................ 10,415,085 6,825,091 — 17,240,176
Construction & Engineering ................................ 486,899 12,327,873 — 12,814,772
Construction Materials .................................... — 6,612,076 — 6,612,076
Consumer Finance ...................................... 22,174,394 3,649,028 — 25,823,422
Consumer Staples Distribution & Retail ........................ 29,976,795 7,983,115 1,342,669 39,302,579
Containers & Packaging .................................. 10,146,660 — — 10,146,660
Diversified REITs ....................................... 14,046,288 — — 14,046,288
Diversified Telecommunication Services ........................ 34,317,346 37,401,593 — 71,718,939
Electric Utilities ........................................ 121,993,807 14,514,620 — 136,508,427
Electrical Equipment ..................................... 3,434,077 8,674,161 — 12,108,238
Electronic Equipment, Instruments & Components ................. 14,699,728 23,558,418 — 38,258,146
Energy Equipment & Services .............................. 13,724,872 — — 13,724,872
Financial Services ...................................... 21,515,690 456,801 — 21,972,491
Food Products ......................................... 34,132,525 41,624,145 — 75,756,670
Gas Utilities ........................................... 159,563 6,664,649 — 6,824,212
Ground Transportation ................................... 42,200,608 1,909,539 — 44,110,147
Health Care Equipment & Supplies ........................... 42,367,704 22,257,270 — 64,624,974
Health Care Providers & Services ............................ 66,609,510 5,679,585 — 72,289,095
Health Care REITs ...................................... 53,918,247 — — 53,918,247
Hotels, Restaurants & Leisure .............................. 1,123,154 9,819,268 — 10,942,422

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ 12,725,860 $ 13,043,088 $ — $ 25,768,948
Household Products ..................................... 119,203 2,497,035 — 2,616,238
Independent Power and Renewable Electricity Producers ............ 1,573,652 4,444,622 — 6,018,274
Industrial Conglomerates .................................. — 13,398,523 — 13,398,523
Industrial REITs ........................................ 23,171,976 25,990,766 — 49,162,742
Insurance ............................................ 36,450,596 62,003,641 — 98,454,237
Interactive Media & Services ............................... 2,715,572 1,831,934 — 4,547,506
IT Services ........................................... 31,590,575 25,514,126 — 57,104,701
Life Sciences Tools & Services .............................. 4,354,686 9,483,495 — 13,838,181
Machinery ............................................ 16,834,482 18,216,140 — 35,050,622
Marine Transportation .................................... 209,534 397,787 — 607,321
Media ............................................... 12,700,959 2,066,859 485,792 15,253,610
Metals & Mining ........................................ 5,112,443 9,977,429 65 15,089,937
Multi-Utilities .......................................... 45,634,905 17,661,551 — 63,296,456
Office REITs .......................................... 27,726,819 — — 27,726,819
Oil, Gas & Consumable Fuels ............................... 92,017,745 69,181,074 45 161,198,864
Paper & Forest Products .................................. — 4,271,286 — 4,271,286
Passenger Airlines ...................................... 3,694,063 — — 3,694,063
Personal Care Products .................................. 5,046,232 13,854,240 — 18,900,472
Pharmaceuticals ....................................... 9,513,684 103,458,380 — 112,972,064
Professional Services .................................... 48,153,219 23,261,518 — 71,414,737
Real Estate Management & Development ....................... 3,482,513 22,132,109 — 25,614,622
Residential REITs ....................................... 27,935,340 — — 27,935,340
Retail REITs .......................................... 10,906,482 11,130,048 — 22,036,530
Semiconductors & Semiconductor Equipment .................... 6,693,402 80,549,909 — 87,243,311
Software ............................................. 53,488,288 2,968,245 — 56,456,533
Specialized REITs ...................................... 83,678,421 — — 83,678,421
Specialty Retail ........................................ 1,458,362 3,559,564 — 5,017,926
Technology Hardware, Storage & Peripherals .................... 25,204,828 21,985,307 — 47,190,135
Textiles, Apparel & Luxury Goods ............................ 2,396,664 12,869,046 — 15,265,710
Tobacco ............................................. 16,757,622 10,195,466 — 26,953,088
Trading Companies & Distributors ............................ — 15,217,747 — 15,217,747
Transportation Infrastructure ............................... 12,060,358 66,188,774 — 78,249,132
Water Utilities ......................................... — 3,388,931 — 3,388,931
Wireless Telecommunication Services ......................... 6,460,175 22,366,663 3 28,826,841
Corporate Bonds
Aerospace & Defense .................................... — 83,285,460 — 83,285,460
Air Freight & Logistics .................................... — 563,646 — 563,646
Automobile Components .................................. — 50,515,079 — 50,515,079
Automobiles .......................................... — 26,860,206 — 26,860,206
Banks ............................................... — 439,017,401 — 439,017,401
Beverages ........................................... — 5,385,827 — 5,385,827
Biotechnology ......................................... — 13,049,081 — 13,049,081
Broadline Retail ........................................ — 10,637,197 — 10,637,197
Building Products ....................................... — 17,856,229 — 17,856,229
Capital Markets ........................................ — 143,247,005 — 143,247,005
Chemicals ............................................ — 66,487,805 — 66,487,805
Commercial Services & Supplies ............................. — 78,358,591 — 78,358,591
Communications Equipment ................................ — 11,214,488 — 11,214,488
Construction & Engineering ................................ — 24,410,928 — 24,410,928
Construction Materials .................................... — 1,224,079 — 1,224,079
Consumer Finance ...................................... — 47,432,233 — 47,432,233
Consumer Staples Distribution & Retail ........................ — 25,189,307 — 25,189,307
Containers & Packaging .................................. — 66,761,710 — 66,761,710
Distributors ........................................... — 3,754,608 — 3,754,608
Diversified Consumer Services .............................. — 16,068,206 — 16,068,206
Diversified REITs ....................................... — 19,636,837 — 19,636,837
Diversified Telecommunication Services ........................ — 133,631,433 — 133,631,433
Electric Utilities ........................................ — 106,509,756 — 106,509,756
Electrical Equipment ..................................... — 11,426,004 — 11,426,004
Electronic Equipment, Instruments & Components ................. — 3,397,245 — 3,397,245
Energy Equipment & Services .............................. — 86,137,290 — 86,137,290
Entertainment ......................................... — 17,141,104 — 17,141,104
Financial Services ...................................... — 68,485,762 6,742,845 75,228,607
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Food Products ......................................... $ — $ 22,663,340 $ — $ 22,663,340
Gas Utilities ........................................... — 7,523,707 — 7,523,707
Ground Transportation ................................... — 38,878,777 — 38,878,777
Health Care Equipment & Supplies ........................... — 26,508,250 — 26,508,250
Health Care Providers & Services ............................ — 60,507,268 — 60,507,268
Health Care REITs ...................................... — 9,382,006 — 9,382,006
Health Care Technology .................................. — 2,012,987 — 2,012,987
Hotel & Resort REITs .................................... — 6,929,367 — 6,929,367
Hotels, Restaurants & Leisure .............................. — 152,201,016 — 152,201,016
Household Durables ..................................... — 13,955,563 — 13,955,563
Household Products ..................................... — 3,853,744 — 3,853,744
Independent Power and Renewable Electricity Producers ............ — 11,295,673 — 11,295,673
Industrial Conglomerates .................................. — 17,175,812 — 17,175,812
Industrial REITs ........................................ — 1,495,496 — 1,495,496
Insurance ............................................ — 101,970,124 — 101,970,124
Interactive Media & Services ............................... — 1,423,430 — 1,423,430
IT Services ........................................... — 40,163,489 — 40,163,489
Leisure Products ....................................... — 2,112,869 — 2,112,869
Life Sciences Tools & Services .............................. — 10,393,920 — 10,393,920
Machinery ............................................ — 38,195,593 — 38,195,593
Marine Transportation .................................... — 1,978,836 — 1,978,836
Media ............................................... — 110,983,211 — 110,983,211
Metals & Mining ........................................ — 54,164,295 — 54,164,295
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,780,481 — 2,780,481
Multi-Utilities .......................................... — 14,722,412 — 14,722,412
Office REITs .......................................... — 3,524,264 — 3,524,264
Oil, Gas & Consumable Fuels ............................... — 236,083,327 — 236,083,327
Paper & Forest Products .................................. — 2,799,010 — 2,799,010
Passenger Airlines ...................................... — 26,323,974 — 26,323,974
Personal Care Products .................................. — 2,728,067 — 2,728,067
Pharmaceuticals ....................................... — 48,161,865 — 48,161,865
Professional Services .................................... — 12,465,857 — 12,465,857
Real Estate Management & Development ....................... — 20,909,330 — 20,909,330
Residential REITs ....................................... — 2,835,594 — 2,835,594
Retail REITs .......................................... — 7,979,684 — 7,979,684
Semiconductors & Semiconductor Equipment .................... — 28,874,045 — 28,874,045
Software ............................................. — 104,168,244 — 104,168,244
Specialized REITs ...................................... — 12,519,943 — 12,519,943
Specialty Retail ........................................ — 38,372,519 — 38,372,519
Technology Hardware, Storage & Peripherals .................... — 12,119,996 — 12,119,996
Textiles, Apparel & Luxury Goods ............................ — 3,342,262 — 3,342,262
Tobacco ............................................. — 5,405,658 — 5,405,658
Trading Companies & Distributors ............................ — 37,248,644 — 37,248,644
Transportation Infrastructure ............................... — 4,149,591 — 4,149,591
Water Utilities ......................................... — 266,081 — 266,081
Wireless Telecommunication Services ......................... — 41,895,555 — 41,895,555
Equity-Linked Notes ....................................... — 1,117,528,409 2,689,445 1,120,217,854
Floating Rate Loan Interests
Aerospace & Defense .................................... — 16,140,687 — 16,140,687
Automobile Components .................................. — 3,957,389 — 3,957,389
Automobiles .......................................... — 1,719,433 — 1,719,433
Beverages ........................................... — 5,911,992 — 5,911,992
Broadline Retail ........................................ — 7,478,181 403,635 7,881,816
Building Products ....................................... — 6,487,542 — 6,487,542
Capital Markets ........................................ — 13,587,707 — 13,587,707
Chemicals ............................................ — 22,236,491 2,539,032 24,775,523
Commercial Services & Supplies ............................. — 21,128,436 1,699,776 22,828,212
Communications Equipment ................................ — 3,325,458 — 3,325,458
Construction & Engineering ................................ — 6,340,525 14,004,213 20,344,738
Construction Materials .................................... — 5,634,373 595,000 6,229,373
Consumer Staples Distribution & Retail ........................ — 2,250,816 12,156,557 14,407,373
Containers & Packaging .................................. — 6,803,817 — 6,803,817
Distributors ........................................... — 1,550,092 — 1,550,092
Diversified Consumer Services .............................. — 13,727,083 — 13,727,083
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Diversified REITs ....................................... $ — $ 910,964 $ — $ 910,964
Diversified Telecommunication Services ........................ — 22,775,225 — 22,775,225
Electrical Equipment ..................................... — 1,477,059 — 1,477,059
Electronic Equipment, Instruments & Components ................. — 1,065,048 — 1,065,048
Energy Equipment & Services .............................. — 2,877,032 28,751 2,905,783
Entertainment ......................................... — 23,309,009 — 23,309,009
Financial Services ...................................... — 21,574,810 121,948,044 143,522,854
Food Products ......................................... — 19,837,400 — 19,837,400
Ground Transportation ................................... — 3,858,761 — 3,858,761
Health Care Equipment & Supplies ........................... — 11,646,283 — 11,646,283
Health Care Providers & Services ............................ — 11,485,641 — 11,485,641
Health Care Technology .................................. — 13,359,730 — 13,359,730
Hotels, Restaurants & Leisure .............................. — 39,662,098 6,484,266 46,146,364
Household Durables ..................................... — 9,493,164 — 9,493,164
Household Products ..................................... — 583,005 — 583,005
Independent Power and Renewable Electricity Producers ............ — 2,423,100 — 2,423,100
Industrial Conglomerates .................................. — 1,621,379 — 1,621,379
Insurance ............................................ — 23,636,183 — 23,636,183
Interactive Media & Services ............................... — 5,638,079 — 5,638,079
IT Services ........................................... — 14,565,603 — 14,565,603
Leisure Products ....................................... — 1,640,447 — 1,640,447
Life Sciences Tools & Services .............................. — 10,374,054 — 10,374,054
Machinery ............................................ — 24,982,553 — 24,982,553
Media ............................................... — 11,827,272 2,252,404 14,079,676
Oil, Gas & Consumable Fuels ............................... — 7,140,327 1,648,640 8,788,967
Passenger Airlines ...................................... — 13,131,482 — 13,131,482
Personal Care Products .................................. — 6,080,532 — 6,080,532
Pharmaceuticals ....................................... — 12,038,782 755,382 12,794,164
Professional Services .................................... — 21,724,935 — 21,724,935
Real Estate Management & Development ....................... — 138,163 2,180,311 2,318,474
Semiconductors & Semiconductor Equipment .................... — 2,427,984 — 2,427,984
Software ............................................. — 53,444,784 387,048 53,831,832
Specialty Retail ........................................ — 8,690,455 — 8,690,455
Textiles, Apparel & Luxury Goods ............................ — 840,080 503,417 1,343,497
Trading Companies & Distributors ............................ — 7,402,089 2,116,300 9,518,389
Transportation Infrastructure ............................... — 2,654,765 1,252,480 3,907,245
Wireless Telecommunication Services ......................... — 3,044,262 — 3,044,262
Foreign Agency Obligations ................................. — 69,471,121 — 69,471,121
Foreign Government Obligations .............................. — 113,173,059 — 113,173,059
Investment Companies .................................... 752,463,732 — — 752,463,732
Non-Agency Mortgage-Backed Securities ........................ — 574,288,264 12,848,580 587,136,844
Preferred Securities
Banks ............................................... 6,965,430 28,588,500 — 35,553,930
Capital Markets ........................................ — 27,934,689 — 27,934,689
Commercial Services & Supplies ............................. — 12,414,674 — 12,414,674
Consumer Finance ...................................... — 36,410,347 — 36,410,347
Electric Utilities ........................................ — 18,351,299 — 18,351,299
Independent Power and Renewable Electricity Producers ............ — 1,749,930 — 1,749,930
Insurance ............................................ — 8,432,813 — 8,432,813
Multi-Utilities .......................................... — 8,140,573 — 8,140,573
Oil, Gas & Consumable Fuels ............................... — 27,396,776 — 27,396,776
Technology Hardware, Storage & Peripherals .................... — 19,935,654 — 19,935,654
U.S. Government Sponsored Agency Securities .................... — 3,786,456 — 3,786,456
Warrants .............................................. 26,564 — — 26,564
Short-Term Securities
Money Market Funds ...................................... 973,120,872 — — 973,120,872
U.S. Treasury Obligations ................................... — 2,086,009 — 2,086,009
Options Purchased
Equity contracts .......................................... 102,754 101,757 — 204,511
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (150,500) (150,500)
$ 3,149,492,021 $ 8,355,165,348 $ 195,069,375 $ 11,699,726,744
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(b)
...................................... 153,668,216
$ 11,853,394,960
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 410,590 $ — $ 410,590
Equity contracts ........................................... 226,243 7,681,888 — 7,908,131
Foreign currency exchange contracts ............................ 6,366,249 913,000 — 7,279,249
Interest rate contracts ....................................... 1,237,349 — — 1,237,349
Liabilities
Credit contracts ........................................... — (88,498) — (88,498)
Equity contracts ........................................... (698,276) (230,468) — (928,744)
Foreign currency exchange contracts ............................ — (1,433,284) — (1,433,284)
Interest rate contracts ....................................... (115,323,941) — — (115,323,941)
$ (108,192,376) $ 7,253,228 $ — $ (100,939,148)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Equity-
Linked
Notes
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 .............................. $ 2,509,652 $ 2,686,089 $ 1 $ — $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Transfers into Level 3 ........................................ — — — — 4,011,670 4,894,790 — 8,906,460
Transfers out of Level 3 ....................................... (2,509,652) — — — (6,817,911) — — (9,327,563)
Accrued discounts/premiums .................................... — — 15,104 — 81,518 (52,853) — 43,769
Net realized gain (loss) ....................................... — (9,453,776) (8,737,850) — 15,155 — — (18,176,471)
Net change in unrealized appreciation (depreciation)
(a)
................... — 12,893,547 9,439,014 (57,682) (5,873,102) 115,351 117,624 16,634,752
Purchases ................................................ — 160,629 6,996,776 2,747,127 8,991,460 8,668,000 — 27,563,992
Sales ................................................... — (4,302,740) (970,200) — (13,585,440) (8,668,000) — (27,526,380)
Closing balance, as of October 31, 2023 ............................
$ — $ 1,983,749 $ 6,742,845 $ 2,689,445 $ 170,955,256 $ 12,848,580 $ (150,500) $ 195,069,375
Net change in unrealized appreciation (depreciation) on investments still held at
October 31, 2023
(a)
........................................
$ — $ 6,637,946 $ (418,384) $ (57,682) $ (4,810,925) $ (753,164) $ 117,624 $ 715,415
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Multi-Asset Income Portfolio

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $26,534,756. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Floating Rate Loan Interests ...................... $ 153,876,997 Income Credit Spread 386 - 632 472
Estimated Recovery
Value
41% - 79% 60%
Corporate Bonds ............................. 6,742,845 Income Credit Spread 422 —
Non-Agency Mortgage-Backed Securities .............. 7,914,777 Income Credit Spread 517 —
$ 168,534,619
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate